Schedule of Investments

Invesco AAA CLO Floating Rate Note ETF (ICLO)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Asset-Backed Securities-97.37%
522 Funding CLO 2019-5 Ltd., Series 2019-5A, Class BR, 7.15% (3 mo. Term SOFR + 1.85%), 04/15/2035(a)(b)	$250,000	$250,250
ABPCI Direct Lending Fund CLO V Ltd. (Cayman Islands), Series 2019-5A, Class A1Z, 7.28% (3 mo. Term SOFR + 2.00%), 01/20/2036(a)(b)	1,500,000	1,508,805
AGL CLO 13 Ltd. (Cayman Islands), Series 2021-13A, Class A1, 6.70% (3 mo. Term SOFR + 1.42%), 10/20/2034(a)(b)	1,250,000	1,251,552
AGL CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 6.69% (3 mo. Term SOFR + 1.41%), 12/02/2034(a)(b)	1,000,000	1,001,557
AGL CLO 20 Ltd. (Jersey), Series 2022-20A, Class B, 8.23% (3 mo. Term SOFR + 2.95%), 07/20/2035(a)(b)	250,000	250,125
AGL Clo 28 Ltd. (Jersey), Series 2023-28A, Class AL2, 6.98% (3 mo. Term SOFR + 1.70%), 01/21/2037(a)(b)	300,000	302,992
AGL CLO 29 Ltd. (Jersey), Series 2024-29A, Class A1, 6.85% (3 mo. Term SOFR + 1.57%), 04/21/2037(a)(b)	4,000,000	4,031,516
AIMCO CLO 11 Ltd. (Cayman Islands), Series 2020-11A, Class AR, 6.68% (3 mo. Term SOFR + 1.39%), 10/17/2034(a)(b)	1,000,000	1,000,050
AIMCO CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 6.53% (3 mo. Term SOFR + 1.25%), 04/20/2034(a)(b)	1,500,000	1,501,414
Antares CLO Ltd. (Cayman Islands)
Series 2020-1A, Class A1R, 7.01% (3 mo. Term SOFR + 1.72%), 10/23/2033(a)(b)	4,000,000	4,002,136
Series 2021-1A, Class A1, 7.08% (3 mo. Term SOFR + 1.79%), 07/25/2033(a)(b)	1,200,000	1,202,534
Apidos CLO XXVIII (Cayman Islands), Series 2017-28A, Class A1B, 6.69% (3 mo. Term SOFR + 1.41%), 01/20/2031(a)(b)	2,000,000	2,000,748
Apidos CLO XXXIX Ltd. (Cayman Islands), Series 2022-39A, Class A1, 6.58% (3 mo. Term SOFR + 1.30%), 04/21/2035(a)(b)	2,600,000	2,603,539
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-1A, Class A1, 6.60% (3 mo. Term SOFR + 1.32%), 04/18/2035(a)(b)	2,600,000	2,603,492
Barings CLO Ltd. 2019-I (Cayman Islands), Series 2019-1A, Class AR, 6.69% (3 mo. Term SOFR + 1.39%), 04/15/2035(a)(b)	1,850,000	1,851,752
Barings CLO Ltd. 2023-I (Cayman Islands), Series 2023-1A, Class A, 7.03% (3 mo. Term SOFR + 1.75%), 04/20/2036(a)(b)	250,000	250,951
BCRED BSL CLO 2021-1 Ltd. (Cayman Islands), Series 2021-1A, Class B, 7.34% (3 mo. Term SOFR + 2.06%), 07/20/2034(a)(b)	1,000,000	1,001,185
Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Series 2019-19A, Class AR, 6.48% (3 mo. Term SOFR + 1.18%), 01/15/2033(a)(b)	1,250,000	1,256,435
Benefit Street Partners CLO XXVII Ltd. (Jersey), Series 2022-27A, Class A1, 7.08% (3 mo. Term SOFR + 1.80%), 07/20/2035(a)(b)	2,200,000	2,205,168

	Principal Amount	Value
Broad River Bsl Funding CLO Ltd. (Cayman Islands), Series 2020-1A, Class AR, 6.71% (3 mo. Term SOFR + 1.43%), 07/20/2034(a)(b)	$1,670,000	$1,671,967
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class AR, 6.66% (3 mo. Term SOFR + 1.38%), 07/18/2034(a)(b)	1,325,000	1,327,650
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2012-3A, Class A1B2, 6.96% (3 mo. Term SOFR + 1.66%), 01/14/2032(a)(b)	1,000,000	1,001,439
Series 2014-1A, Class A2R2, 6.68% (3 mo. Term SOFR + 1.39%), 04/17/2031(a)(b)	2,000,000	2,010,200
Series 2014-2RA, Class A2, 6.91% (3 mo. Term SOFR + 1.59%), 05/15/2031(a)(b)	1,000,000	1,000,608
Carlyle US CLO Ltd. (Cayman Islands)
Series 2019-3A, Class A2RR, 7.33% (3 mo. Term SOFR + 2.05%), 04/20/2037(a)(b)	1,000,000	1,009,252
Series 2021-1A, Class A2, 7.01% (3 mo. Term SOFR + 1.71%), 04/15/2034(a)(b)	700,000	697,000
Series 2021-4A, Class A1, 6.65% (3 mo. Term SOFR + 1.37%), 04/20/2034(a)(b)	1,300,000	1,302,024
Series 2021-4A, Class B1, 7.19% (3 mo. Term SOFR + 1.91%), 04/20/2034(a)(b)	1,000,000	1,000,951
CBAM Ltd. (Cayman Islands), Series 2017-1A, Class A1, 6.79% (3 mo. Term SOFR + 1.51%), 07/20/2030(a)(b)	99,698	99,731
Cedar Funding II CLO Ltd. (Cayman Islands), Series 2013-1A, Class BRR, 6.89% (3 mo. Term SOFR + 1.61%), 04/20/2034(a)(b)	800,000	798,453
Cedar Funding IV CLO Ltd. (Cayman Islands), Series 2014-4A, Class ARR, 6.71% (3 mo. Term SOFR + 1.42%), 07/23/2034(a)(b)	1,000,000	1,000,856
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R, 6.65% (3 mo. Term SOFR + 1.31%), 05/29/2032(a)(b)	1,000,000	1,000,978
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, 7.70% (3 mo. Term SOFR + 2.40%), 03/22/2035(a)(b)	1,300,000	1,311,101
CIFC Funding 2013-II Ltd. (Cayman Islands), Series 2013-2A, Class A2L2, 7.04% (3 mo. Term SOFR + 1.76%), 10/18/2030(a)(b)	500,000	501,486
CIFC Funding 2020-III Ltd. (Cayman Islands), Series 2020-3A, Class A2R, 6.89% (3 mo. Term SOFR + 1.61%), 10/20/2034(a)(b)	1,500,000	1,501,054
CIFC Funding 2021-III Ltd. (Cayman Islands), Series 2021-3A, Class A, 6.70% (3 mo. Term SOFR + 1.40%), 07/15/2036(a)(b)	1,200,000	1,201,795
CIFC Funding Ltd. (Cayman Islands)
Series 2017-1A, Class ARR, 6.83% (3 mo. Term SOFR + 1.55%), 04/21/2037(a)(b)	1,250,000	1,262,040
Series 2023-2A, Class A, 7.03% (3 mo. Term SOFR + 1.75%), 01/21/2037(a)(b)	5,000,000	5,057,330
Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-1A, Class A13R, 6.81% (3 mo. Term SOFR + 1.51%), 01/15/2034(a)(b)	2,200,000	2,203,186
Elmwood CLO 21 Ltd. (Cayman Islands), Series 2022-8A, Class AR, 6.93% (3 mo. Term SOFR + 1.65%), 10/20/2036(a)(b)	1,300,000	1,311,784
Elmwood CLO 26 Ltd. (Cayman Islands), Series 2024-1A, Class B, 7.29% (3 mo. Term SOFR + 2.00%), 04/18/2037(a)(b)	1,100,000	1,107,289

See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Elmwood CLO VIII Ltd. (Cayman Islands), Series 2021-1A, Class AR, 6.83% (3 mo. Term SOFR + 1.55%), 04/20/2037(a)(b)	$1,800,000	$1,812,901
Elmwood CLO X Ltd. (Cayman Islands), Series 2021-3A, Class BR, 7.03% (3 mo. Term SOFR + 1.75%), 07/20/2037(a)(b)	1,000,000	1,006,249
Galaxy XXI CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 6.56% (3 mo. Term SOFR + 1.28%), 04/20/2031(a)(b)	258,327	258,817
Galaxy XXIV CLO Ltd. (Cayman Islands), Series 2017-24A, Class AR, 6.84% (3 mo. Term SOFR + 1.54%), 04/15/2037(a)(b)	1,250,000	1,257,305
GoldenTree Loan Management US CLO 4 Ltd. (Cayman Islands), Series 2019-4A, Class ARR, 6.43% (3 mo. Term SOFR + 1.15%), 04/24/2031(a)(b)	1,333,525	1,335,512
Golub Capital Partners CLO 40(B) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 6.64% (3 mo. Term SOFR + 1.35%), 01/25/2032(a)(b)	273,999	274,492
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 7.26% (3 mo. Term SOFR + 1.98%), 10/20/2031(a)(b)	147,927	178
Golub Capital Partners CLO 47(M) GP Ltd. (Cayman Islands), Series 2020-47A, Class A1A, 6.95% (3 mo. Term SOFR + 1.62%), 08/05/2037(a)(b)	2,500,000	2,502,735
Golub Capital Partners CLO 49(M) GP Ltd. (Cayman Islands), Series 2020-49A, Class AR, 7.07% (3 mo. Term SOFR + 1.79%), 08/26/2033(a)(b)	1,400,000	1,400,931
Golub Capital Partners CLO 54(M) GP L.P. (Cayman Islands), Series 2021-54A, Class A, 7.03% (3 mo. Term SOFR + 1.79%), 08/05/2033(a)(b)	2,400,000	2,403,600
Ivy Hill Middle Market Credit Fund IX Ltd. (Cayman Islands), Series 9A, Class A1, 6.90% (3 mo. Term SOFR + 1.62%), 04/23/2034(a)(b)	1,200,000	1,200,212
Madison Park Funding LXII Ltd. (Cayman Islands), Series 2022-62A, Class AR, 7.14% (3 mo. Term SOFR + 1.85%), 07/17/2036(a)(b)	2,050,000	2,071,484
Madison Park Funding XIX Ltd. (Cayman Islands), Series 2015-19A, Class AR3, 6.88% (3 mo. Term SOFR + 1.60%), 01/22/2037(a)(b)	1,000,000	1,007,004
Madison Park Funding XXII Ltd. (Cayman Islands), Series 2016-22A, Class A1R, 6.82% (3 mo. Term SOFR + 1.52%), 01/15/2033(a)(b)	2,700,000	2,703,294
Madison Park Funding XXXII Ltd. (Cayman Islands)
Series 2018-32A, Class BR, 6.94% (3 mo. Term SOFR + 1.66%), 01/22/2031(a)(b)	1,000,000	1,000,050
Series 2018-32A, Class BR2, (3 mo. Term SOFR + 1.75%)07/22/2037(a)(b)	1,000,000	1,001,250
Madison Park Funding XXXVII Ltd. (Cayman Islands), Series 2019-37A, Class AR2, 6.83% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)(b)	5,340,000	5,375,949

	Principal Amount	Value
Magnetite XXI Ltd. (Cayman Islands), Series 2019-21A, Class BR, 6.89% (3 mo. Term SOFR + 1.61%), 04/20/2034(a)(b)	$675,000	$675,671
Magnetite XXVII Ltd. (Cayman Islands)
Series 2020-27A, Class AR, 6.68% (3 mo. Term SOFR + 1.40%), 10/20/2034(a)(b)	1,250,000	1,254,291
Series 2020-27A, Class BR, 7.09% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)(b)	930,000	931,701
Morgan Stanley Eaton Vance CLO 2022-16 Ltd., Series 2022-16A, Class B, 7.25% (3 mo. Term SOFR + 1.95%), 04/15/2035(a)(b)	630,000	630,716
Neuberger Berman Loan Advisers CLO 32 Ltd. (Cayman Islands), Series 2019-32A, Class BR, 6.94% (3 mo. Term SOFR + 1.66%), 01/20/2032(a)(b)	2,500,000	2,501,650
Neuberger Berman Loan Advisers CLO 39 Ltd. (Cayman Islands), Series 2020-39A, Class A1R, 6.81% (3 mo. Term SOFR + 1.53%), 04/20/2038(a)(b)	1,210,000	1,220,971
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 6.61% (3 mo. Term SOFR + 1.32%), 04/16/2033(a)(b)	4,000,000	3,977,162
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class A1R2, 6.55% (3 mo. Term SOFR + 1.25%), 01/15/2033(a)(b)	3,500,000	3,507,175
Series 2020-20A, Class A1R, 6.81% (3 mo. Term SOFR + 1.53%), 04/18/2037(a)(b)	1,000,000	1,007,357
Series 2024-31A, Class A1, 6.92% (3 mo. Term SOFR + 1.63%), 04/20/2037(a)(b)	2,500,000	2,519,707
OHA Credit Funding 17 Ltd. (Bermuda), Series 2024-17A, Class A, 6.79% (3 mo. Term SOFR + 1.48%), 04/20/2037(a)(b)	2,000,000	2,011,448
Owl Rock CLO VII LLC, Series 2022-7A, Class A1, 7.43% (3 mo. Term SOFR + 2.10%), 07/20/2033(a)(b)	1,200,000	1,201,626
Owl Rock CLO VIII LLC, Series 2022-8A, Class AT, 7.83% (3 mo. Term SOFR + 2.50%), 11/20/2034(a)(b)	5,000,000	5,016,555
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1A4, 6.72% (3 mo. Term SOFR + 1.39%), 05/21/2034(a)(b)	1,795,000	1,798,200
Peace Park CLO Ltd. (Cayman Islands), Series 2021-1A, Class B1, 7.14% (3 mo. Term SOFR + 1.86%), 10/20/2034(a)(b)	795,000	796,536
Peebles Park CLO Ltd. (Jersey), Series 2024-1A, Class A, 6.80% (3 mo. Term SOFR + 1.50%), 04/21/2037(a)(b)	2,400,000	2,412,622
Pikes Peak CLO 4 (Cayman Islands), Series 2019-4A, Class AR, 6.76% (3 mo. Term SOFR + 1.46%), 07/15/2034(a)(b)	1,250,000	1,250,954
Rad CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class BR, 7.25% (3 mo. Term SOFR + 1.96%), 07/24/2032(a)(b)	2,000,000	2,001,392
Regatta X Funding Ltd. (Cayman Islands), Series 2017-3A, Class AR, 6.81% (3 mo. Term SOFR + 1.48%), 07/17/2037(a)(b)	2,000,000	2,009,214
Regatta XX Funding Ltd. (Cayman Islands), Series 2021-2A, Class A, 6.72% (3 mo. Term SOFR + 1.42%), 10/15/2034(a)(b)	1,345,000	1,348,798

See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Regatta XXII Funding Ltd. (Cayman Islands), Series 2022-2A, Class A, 6.82% (3 mo. Term SOFR + 1.54%), 07/20/2035(a)(b)	$1,000,000	$1,002,116
RR 1 LLC, Series 2017-1A, Class A1AB, 6.71% (3 mo. Term SOFR + 1.41%), 07/15/2035(a)(b)	1,310,000	1,311,960
RR 24 Ltd. (Bermuda), Series 2022-24A, Class A1AR, 7.03% (3 mo. Term SOFR + 1.73%), 01/15/2036(a)(b)	900,000	904,215
RR15 Ltd. (Cayman Islands), Series 2021-15A, Class A2, 7.01% (3 mo. Term SOFR + 1.71%), 04/15/2036(a)(b)	2,100,000	2,102,409
Shackleton 2019-XIV CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1R, 6.74% (3 mo. Term SOFR + 1.46%), 07/20/2034(a)(b)	1,250,000	1,251,235
Shackleton 2021-XVI CLO Ltd. (Cayman Islands), Series 2021-16A, Class B, 7.29% (3 mo. Term SOFR + 2.01%), 10/20/2034(a)(b)	1,000,000	1,001,185
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 6.71% (3 mo. Term SOFR + 1.42%), 04/17/2034(a)(b)	1,500,000	1,501,717
Signal Peak CLO 10 Ltd. (Cayman Islands), Series 2021-9A, Class A1, 6.72% (3 mo. Term SOFR + 1.44%), 07/21/2034(a)(b)	1,300,000	1,301,977
Southwick Park CLO LLC (Cayman Islands), Series 2019-4A, Class A1R, 6.60% (3 mo. Term SOFR + 1.32%), 07/20/2032(a)(b)	2,550,000	2,554,264
Symphony CLO XIX Ltd. (Cayman Islands)
Series 2018-19A, Class A, 6.51% (3 mo. Term SOFR + 1.22%), 04/16/2031(a)(b)	1,795,572	1,798,176
Series 2018-19A, Class B, 6.90% (3 mo. Term SOFR + 1.61%), 04/16/2031(a)(b)	900,000	900,461

	Principal Amount	Value
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class B, 7.24% (3 mo. Term SOFR + 1.96%), 04/18/2033(a)(b)	$750,000	$752,779
Symphony CLO XXXII Ltd. (Cayman Islands), Series 2022-32A, Class B, 7.13% (3 mo. Term SOFR + 1.85%), 04/23/2035(a)(b)	500,000	499,964
TCI-Flatiron CLO 2018-1 Ltd. (Cayman Islands), Series 2018-1A, Class BR, 6.93% (3 mo. Term SOFR + 1.66%), 01/29/2032(a)(b)	2,620,000	2,621,556
TICP CLO VII Ltd. (Cayman Islands), Series 2017-7A, Class ASR2, 6.60% (3 mo. Term SOFR + 1.30%), 04/15/2033(a)(b)	5,000,000	5,016,500

Total Asset-Backed Securities (Cost $148,148,493)		148,660,598

	Shares

Money Market Funds-2.18%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d) (Cost $3,324,930)	3,324,930	3,324,930

TOTAL INVESTMENTS IN SECURITIES-99.55% (Cost $151,473,423)		151,985,528
OTHER ASSETS LESS LIABILITIES-0.45%		691,158

NET ASSETS-100.00%		$152,676,686

Investment Abbreviations:

BR	-Bearer Shares
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $148,660,598, which represented 97.37% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$296,033	$38,737,727	$(35,708,830)	$-	$-	$3,324,930	$47,793

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Active U.S. Real Estate ETF (PSR)

July 31, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-100.07%(a)
Apartments -6.22%
Camden Property Trust	9,131	$1,011,258
Equity Residential	43,004	2,994,369

		4,005,627

Data Centers -10.33%
Digital Realty Trust, Inc.	7,374	1,102,339
Equinix, Inc.	7,021	5,548,275

		6,650,614

Free Standing-4.82%
Realty Income Corp.	53,968	3,099,382

Gaming REITs-3.35%
VICI Properties, Inc.	68,961	2,155,721

Health Care-15.08%
Alexandria Real Estate Equities, Inc.	20,478	2,401,865
Healthcare Realty Trust, Inc.(b)	159,731	2,825,641
Healthpeak Properties, Inc.	145,513	3,175,094
Welltower, Inc.	11,712	1,302,960

		9,705,560

Industrial-13.37%
First Industrial Realty Trust, Inc.	15,824	865,889
Prologis, Inc.	36,742	4,631,329
Rexford Industrial Realty, Inc.	62,105	3,112,082

		8,609,300

Infrastructure REITs-16.16%
American Tower Corp.	24,795	5,464,818
Crown Castle, Inc.	23,453	2,581,706
SBA Communications Corp., Class A	10,738	2,357,421

		10,403,945

Lodging Resorts-3.14%
Host Hotels & Resorts, Inc.	44,573	780,473
Ryman Hospitality Properties, Inc.(b)	12,314	1,237,680

		2,018,153

	Shares	Value

Office-3.38%
Kilroy Realty Corp.(b)	58,922	$2,178,346

Regional Malls-3.00%
Simon Property Group, Inc.(b)	12,574	1,929,355

Self Storage-7.93%
CubeSmart	62,554	2,976,319
Public Storage	7,199	2,130,328

		5,106,647

Shopping Centers-4.88%
Kimco Realty Corp.	144,422	3,138,290

Single Family Homes-4.10%
Invitation Homes, Inc.	74,803	2,638,302

Timber REITs-4.31%
Weyerhaeuser Co.	87,368	2,774,808

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $61,033,963)		64,414,050

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.91%
Invesco Private Government Fund, 5.30%(c)(d)(e)	1,587,965	1,587,965
Invesco Private Prime Fund, 5.48%(c)(d)(e)	4,147,681	4,148,925

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,736,890)		5,736,890

TOTAL INVESTMENTS IN SECURITIES-108.98% (Cost $66,770,853)		70,150,940
OTHER ASSETS LESS LIABILITIES-(8.98)%		(5,782,687)

NET ASSETS-100.00%		$64,368,253

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,835	$1,443,049	$(1,449,884)	$-	$-	$-	$941

See accompanying notes which are an integral part of this schedule.

Invesco Active U.S. Real Estate ETF (PSR)–(continued)

July 31, 2024

(Unaudited)

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,486,152	$23,326,125	$(25,224,312)	$-	$-	$1,587,965	$46,168	*
Invesco Private Prime Fund	8,968,417	52,159,807	(56,982,449)	661	2,489	4,148,925	125,521	*

Total	$12,461,404	$76,928,981	$(83,656,645)	$661	$2,489	$5,736,890	$172,630

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco High Yield Bond Factor ETF (IHYF)

July 31, 2024

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes-96.47%

Advertising-0.46%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$126,000	$115,639
Belo Corp., 7.25%, 09/15/2027	130,000	131,498

		247,137

Aerospace & Defense-0.48%
Spirit AeroSystems, Inc.
9.38%, 11/30/2029(b)	62,000	67,180
9.75%, 11/15/2030(b)	172,000	191,908

		259,088

Agricultural & Farm Machinery-0.27%
Titan International, Inc., 7.00%, 04/30/2028	150,000	145,815

Air Freight & Logistics-0.68%
GN Bondco LLC, 9.50%, 10/15/2031(b)	86,000	81,059
Rand Parent LLC, 8.50%, 02/15/2030(b)(c)	288,000	285,015

		366,074

Alternative Carriers-0.16%
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	100,000	85,153

Aluminum-0.31%
Arsenal AIC Parent LLC, 11.50%, 10/01/2031(b)	65,000	72,712
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	106,000	94,030

		166,742

Apparel Retail-1.65%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	67,000	57,401
Gap, Inc. (The)
3.63%, 10/01/2029(b)(c)	361,000	315,884
3.88%, 10/01/2031(b)	159,000	133,728
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	462,000	383,694

		890,707

Apparel, Accessories & Luxury Goods-0.38%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	88,000	88,357
Under Armour, Inc., 3.25%, 06/15/2026	122,000	116,380

		204,737

Application Software-0.95%
Cloud Software Group, Inc., 9.00%, 09/30/2029(b)	100,000	99,503
Open Text Holdings, Inc. (Canada)
4.13%, 02/15/2030(b)	140,000	127,815
4.13%, 12/01/2031(b)	76,000	67,912
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	220,000	218,154

		513,384

Asset Management & Custody Banks-0.10%
BrightSphere Investment Group, Inc., 4.80%, 07/27/2026	58,000	56,259

Automobile Manufacturers-0.37%
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	200,000	200,363

Automotive Parts & Equipment-2.02%
ANGI Group LLC, 3.88%, 08/15/2028(b)	123,000	107,205
Dana, Inc., 4.25%, 09/01/2030(c)	244,000	215,720
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	230,000	214,247

	Principal Amount	Value

Automotive Parts & Equipment-(continued)
Tenneco, Inc., 8.00%, 11/17/2028(b)	$350,000	$317,886
United Rentals (North America), Inc.
3.88%, 11/15/2027	144,000	137,505
4.88%, 01/15/2028	97,000	94,946

		1,087,509

Automotive Retail-0.37%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	160,000	160,466
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	45,000	41,177

		201,643

Broadcasting-1.88%
Gray Television, Inc.
7.00%, 05/15/2027(b)(c)	220,000	213,182
10.50%, 07/15/2029(b)(c)	210,000	219,324
iHeartCommunications, Inc., 5.25%, 08/15/2027(b)	100,000	65,590
Liberty Interactive LLC, 8.25%, 02/01/2030	79,000	40,936
Paramount Global, 6.38%, 03/30/2062(c)(d)	298,000	273,869
TEGNA, Inc., 4.75%, 03/15/2026(b)	150,000	147,821
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	51,193

		1,011,915

Broadline Retail-2.93%
GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)	90,000	83,024
Kohl’s Corp., 4.63%, 05/01/2031	90,000	73,147
Macy’s Retail Holdings LLC
5.88%, 03/15/2030(b)	180,000	172,922
6.13%, 03/15/2032(b)	180,000	171,943
6.70%, 07/15/2034(b)	107,000	94,333
Nordstrom, Inc.
4.00%, 03/15/2027	99,000	94,830
6.95%, 03/15/2028	124,000	126,598
4.38%, 04/01/2030	79,000	71,889
5.00%, 01/15/2044	100,000	80,134
QVC, Inc.
4.75%, 02/15/2027	125,000	109,543
4.38%, 09/01/2028	50,000	38,295
Rakuten Group, Inc. (Japan)
11.25%, 02/15/2027(b)	200,000	216,296
9.75%, 04/15/2029(b)	230,000	243,934

		1,576,888

Building Products-2.56%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	66,000	68,427
Builders FirstSource, Inc.
4.25%, 02/01/2032(b)	140,000	125,224
6.38%, 03/01/2034(b)	160,000	161,574
JELD-WEN, Inc.
4.63%, 12/15/2025(b)	41,000	40,563
4.88%, 12/15/2027(b)(c)	317,000	302,133
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)(c)	230,000	215,417
Standard Industries, Inc.
5.00%, 02/15/2027(b)	89,000	87,153
4.75%, 01/15/2028(b)	80,000	76,728
4.38%, 07/15/2030(b)(c)	208,000	189,639
3.38%, 01/15/2031(b)	131,000	112,205

		1,379,063

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Cable & Satellite-6.04%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	$195,000	$194,108
5.13%, 05/01/2027(b)	109,000	105,960
4.25%, 02/01/2031(b)(c)	350,000	298,068
4.50%, 05/01/2032(c)	395,000	331,036
4.50%, 06/01/2033(b)(c)	240,000	197,408
CSC Holdings LLC
11.75%, 01/31/2029(b)	200,000	180,923
6.50%, 02/01/2029(b)	200,000	154,219
4.63%, 12/01/2030(b)	200,000	79,193
Directv Financing LLC, 8.88%, 02/01/2030(b)(c)	210,000	210,460
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	240,000	231,299
DISH DBS Corp.
7.75%, 07/01/2026	184,000	118,537
5.25%, 12/01/2026(b)	159,000	132,646
5.75%, 12/01/2028(b)	110,000	80,949
DISH Network Corp., 11.75%, 11/15/2027(b)	137,000	137,222
LCPR Senior Secured Financing DAC (Puerto Rico)
6.75%, 10/15/2027(b)	200,000	186,617
5.13%, 07/15/2029(b)	200,000	166,646
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	40,000	22,019
Sirius XM Radio, Inc.
3.13%, 09/01/2026(b)	198,000	188,247
5.00%, 08/01/2027(b)	250,000	242,099

		3,257,656

Casinos & Gaming-3.00%
Affinity Interactive, 6.88%, 12/15/2027(b)	187,000	163,178
Churchill Downs, Inc., 5.50%, 04/01/2027(b)(c)	500,000	494,405
International Game Technology PLC, 6.25%, 01/15/2027(b)	200,000	202,025
Melco Resorts Finance Ltd. (Hong Kong)
5.25%, 04/26/2026(b)	200,000	193,701
5.38%, 12/04/2029(b)	200,000	180,749
MGM Resorts International, 4.63%, 09/01/2026	200,000	196,238
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	201,000	188,438

		1,618,734

Commercial & Residential Mortgage Finance-0.09%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	49,000	46,332

Commodity Chemicals-0.40%
Methanex Corp. (Canada), 5.13%, 10/15/2027	220,000	214,404

Communications Equipment-0.75%
Viasat, Inc., 5.63%, 04/15/2027(b)	200,000	188,143
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)(c)	250,000	217,001

		405,144

Construction & Engineering-0.91%
AECOM, 5.13%, 03/15/2027(c)	298,000	294,634

	Principal Amount	Value

Construction & Engineering-(continued)
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	$100,000	$109,938
Brookfield Residential Properties, Inc./ Brookfield Residential U.S. LLC (Canada), 6.25%, 09/15/2027(b)	88,000	87,432

		492,004

Construction Materials-1.13%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	150,000	149,290
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	78,000	79,433
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(b)	220,000	218,165
8.88%, 11/15/2031(b)	150,000	161,762

		608,650

Consumer Finance-2.55%
Ally Financial, Inc., 5.75%, 11/20/2025	92,000	92,349
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)	120,000	128,757
Navient Corp.
6.75%, 06/25/2025	200,000	200,760
5.00%, 03/15/2027	116,000	112,270
9.38%, 07/25/2030	196,000	208,977
5.63%, 08/01/2033	62,000	51,699
OneMain Finance Corp.
7.13%, 03/15/2026	140,000	142,490
4.00%, 09/15/2030	130,000	113,922
PRA Group, Inc.
7.38%, 09/01/2025(b)	140,000	140,244
8.38%, 02/01/2028(b)	182,000	184,378

		1,375,846

Distributors-0.32%
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	190,000	174,042

Diversified Banks-0.53%
Freedom Mortgage Corp.
6.63%, 01/15/2027(b)	50,000	49,054
12.00%, 10/01/2028(b)	220,000	236,914

		285,968

Diversified Chemicals-0.49%
Chemours Co. (The)
5.38%, 05/15/2027	68,000	65,394
5.75%, 11/15/2028(b)	160,000	149,851
4.63%, 11/15/2029(b)	54,000	47,348

		262,593

Diversified Financial Services-3.22%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	200,000	197,761
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	200,000	214,353
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	150,000	151,176
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	185,940
Midcap Financial Issuer Trust
6.50%, 05/01/2028(b)	200,000	193,364
5.63%, 01/15/2030(b)(c)	209,000	188,253

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Diversified Financial Services-(continued)
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029(b)	$200,000	$181,750
4.63%, 04/06/2031(b)	200,000	175,360
United Wholesale Mortgage LLC
5.50%, 11/15/2025(b)	121,000	120,219
5.75%, 06/15/2027(b)	47,000	46,339
5.50%, 04/15/2029(b)	85,000	82,036

		1,736,551

Diversified Metals & Mining-1.89%
Algoma Steel, Inc. (Canada), 9.13%, 04/15/2029(b)	200,000	199,819
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	99,000	97,497
Mineral Resources Ltd. (Australia)
8.13%, 05/01/2027(b)	86,000	87,253
8.00%, 11/01/2027(b)	150,000	154,089
9.25%, 10/01/2028(b)	111,000	118,183
8.50%, 05/01/2030(b)	148,000	154,670
Perenti Finance Pty Ltd. (Australia), 7.50%, 04/26/2029(b)	200,000	205,396

		1,016,907

Diversified Real Estate Activities-0.09%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	51,000	51,026

Diversified REITs-0.69%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(b)	148,000	134,075
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	76,000	71,040
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)	190,000	164,263

		369,378

Diversified Support Services-1.80%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	175,000	169,360
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028(b)	381,000	297,826
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	307,000	300,926
Sabre GLBL, Inc.
8.63%, 06/01/2027(b)	60,000	56,126
11.25%, 12/15/2027(b)	150,000	148,640

		972,878

Drug Retail-0.15%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	85,000	81,061

Education Services-0.71%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	275,000	267,546
Grand Canyon University, 5.13%, 10/01/2028	125,000	114,791

		382,337

Electric Utilities-2.88%
Edison International
8.13%, 06/15/2053(d)	70,000	73,510
7.88%, 06/15/2054(d)	200,000	209,840
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028(b)	205,000	223,359

	Principal Amount	Value

Electric Utilities-(continued)
NextEra Energy Operating Partners L.P.
4.50%, 09/15/2027(b)(c)	$250,000	$239,546
7.25%, 01/15/2029(b)	180,000	187,108
NRG Energy, Inc.
3.63%, 02/15/2031(b)	87,000	76,193
3.88%, 02/15/2032(b)	13,000	11,364
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	250,000	236,076
Vistra Operations Co. LLC
5.63%, 02/15/2027(b)	63,000	62,556
5.00%, 07/31/2027(b)	240,000	235,177

		1,554,729

Electrical Components & Equipment-0.64%
Atkore, Inc., 4.25%, 06/01/2031(b)	170,000	152,128
EnerSys, 4.38%, 12/15/2027(b)	200,000	192,180

		344,308

Electronic Manufacturing Services-0.30%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	160,000	163,204

Environmental & Facilities Services-1.08%
Enviri Corp., 5.75%, 07/31/2027(b)	73,000	70,898
GFL Environmental, Inc., 3.75%, 08/01/2025(b)	141,000	139,519
Reworld Holding Corp.
4.88%, 12/01/2029(b)	110,000	100,706
5.00%, 09/01/2030	300,000	272,386

		583,509

Fertilizers & Agricultural Chemicals-0.62%
Consolidated Energy Finance S.A. (Switzerland)
5.63%, 10/15/2028(b)	167,000	133,818
12.00%, 02/15/2031(b)	200,000	197,699

		331,517

Food Distributors-0.31%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	224,000	167,355

Food Retail-0.23%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	128,000	124,903

Gas Utilities-0.30%
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.50%, 05/20/2025	53,000	52,687
5.88%, 08/20/2026	60,000	59,148
9.38%, 06/01/2028(b)	50,000	52,377

		164,212

Health Care Facilities-0.92%
Encompass Health Corp., 5.75%, 09/15/2025	230,000	229,899
LifePoint Health, Inc.
9.88%, 08/15/2030(b)	110,000	120,017
11.00%, 10/15/2030(b)	130,000	146,069

		495,985

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Health Care REITs-0.71%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027	$348,000	$285,617
4.63%, 08/01/2029	131,000	95,204

		380,821

Health Care Services-1.03%
Community Health Systems, Inc.
5.63%, 03/15/2027(b)	180,000	172,516
6.00%, 01/15/2029(b)	160,000	148,679
5.25%, 05/15/2030(b)	83,000	72,476
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	10,000	9,667
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(b)	115,000	77,930
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	75,000	75,067

		556,335

Health Care Supplies-1.47%
Bausch & Lomb Corp., 8.38%, 10/01/2028(b)(c)	380,000	390,895
Embecta Corp., 5.00%, 02/15/2030(b)(c)	467,000	400,507

		791,402

Health Care Technology-0.43%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	244,000	230,303

Home Furnishings-0.83%
Tempur Sealy International, Inc.
4.00%, 04/15/2029(b)	250,000	228,586
3.88%, 10/15/2031(b)	257,000	221,475

		450,061

Home Improvement Retail-0.21%
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	117,000	115,286

Homebuilding-0.96%
LGI Homes, Inc., 4.00%, 07/15/2029(b)	202,000	181,030
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027(b)	140,000	140,712
5.75%, 01/15/2028(b)	80,000	80,169
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	118,000	117,641

		519,552

Hotel & Resort REITs-0.26%
Service Properties Trust, 4.95%, 02/15/2027	149,000	139,732

Hotels, Resorts & Cruise Lines-1.73%
Carnival Corp., 4.00%, 08/01/2028(b)	160,000	151,485
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	256,000	244,273
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026(b)	220,000	214,415
5.50%, 08/31/2026(b)	97,000	96,625
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	36,000	36,041
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	188,000	188,757

		931,596

	Principal Amount	Value

Housewares & Specialties-0.83%
Newell Brands, Inc. 5.70%, 04/01/2026	$183,000	$182,705
6.38%, 09/15/2027	70,000	70,139
6.63%, 09/15/2029	90,000	90,464
6.88%, 04/01/2036	110,000	105,448

		448,756

Human Resource & Employment Services-0.75%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)(c)	440,000	403,297

Independent Power Producers & Energy Traders-0.14%
Calpine Corp., 4.50%, 02/15/2028(b)	80,000	76,686

Industrial Machinery & Supplies & Components-0.39%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	209,000	207,780

Insurance Brokers-0.40%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	80,000	79,477
HUB International Ltd., 7.38%, 01/31/2032(b)	130,000	133,708

		213,185

Integrated Oil & Gas-0.49%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	255,000	265,077

Integrated Telecommunication Services-2.43%
Altice France S.A. (France)
5.50%, 01/15/2028(b)	200,000	146,634
5.13%, 07/15/2029(b)	200,000	140,470
CommScope LLC, 6.00%, 03/01/2026(b)	100,000	93,993
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)(c)	400,000	393,538
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	53,000	47,865
Frontier North, Inc., Series G, 6.73%, 02/15/2028	154,000	152,941
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	200,000	200,612
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	140,000	135,201

		1,311,254

Interactive Media & Services-0.56%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	37,000	22,745
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	220,000	213,565
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	103,000	67,088

		303,398

Internet Services & Infrastructure-0.81%
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	440,000	393,047
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	43,000	41,351

		434,398

Investment Banking & Brokerage-1.51%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	159,000	158,606
5.25%, 05/15/2027	156,000	149,733
4.38%, 02/01/2029(c)	330,000	287,477
StoneX Group, Inc., 7.88%, 03/01/2031(b)	210,000	218,742

		814,558

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

IT Consulting & Other Services-0.87%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	$250,000	$237,136
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	180,000	185,503
Unisys Corp., 6.88%, 11/01/2027(b)	49,000	43,944

		466,583

Leisure Facilities-0.21%
Life Time, Inc., 5.75%, 01/15/2026(b)	116,000	115,632

Life & Health Insurance-0.28%
Genworth Holdings, Inc., 6.50%, 06/15/2034	155,000	149,361

Marine Transportation-0.14%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	81,000	72,982

Metal, Glass & Plastic Containers-0.98%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	200,000	198,993
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(b)	200,000	169,381
Ball Corp., 4.88%, 03/15/2026	160,000	157,848

		526,222

Mortgage REITs-0.15%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	82,000	81,682

Movies & Entertainment-0.21%
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	60,000	37,937
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	75,000	75,943

		113,880

Multi-Utilities-0.57%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	334,000	305,663

Office REITs-0.66%
Brandywine Operating Partnership L.P., 3.95%, 11/15/2027(c)	250,000	231,097
Office Properties Income Trust, 9.00%, 09/30/2029(b)	157,000	124,658

		355,755

Office Services & Supplies-1.10%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	155,811
Pitney Bowes, Inc.
6.88%, 03/15/2027(b)	153,000	151,464
7.25%, 03/15/2029(b)	75,000	70,564
Steelcase, Inc., 5.13%, 01/18/2029	220,000	212,525

		590,364

Oil & Gas Drilling-1.69%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	207,000	212,174
Nabors Industries, Inc.
7.38%, 05/15/2027(b)(c)	207,000	210,926
9.13%, 01/31/2030(b)	145,000	155,011

	Principal Amount	Value

Oil & Gas Drilling-(continued)
Rockies Express Pipeline LLC
7.50%, 07/15/2038(b)	$62,000	$65,011
6.88%, 04/15/2040(b)	214,000	210,623
Valaris Ltd., 8.38%, 04/30/2030(b)	56,000	58,671

		912,416

Oil & Gas Equipment & Services-1.10%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	184,000	190,377
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027(c)	400,000	402,537

		592,914

Oil & Gas Exploration & Production-3.33%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	68,000	71,818
California Resources Corp., 8.25%, 06/15/2029(b)	130,000	133,210
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	68,000	73,211
CNX Resources Corp., 7.38%, 01/15/2031(b)	47,000	48,558
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	122,000	118,317
5.88%, 01/15/2030(b)	141,000	131,276
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)	160,000	169,032
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	160,000	159,896
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 04/15/2030(b)	75,000	73,429
8.38%, 11/01/2033(b)	170,000	183,999
6.88%, 05/15/2034(b)	170,000	169,231
Murphy Oil Corp., 5.88%, 12/01/2042	140,000	128,351
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	39,000	39,195
Talos Production, Inc., 9.38%, 02/01/2031(b)	125,000	132,559
WPX Energy, Inc., 5.25%, 09/15/2024	161,000	161,691

		1,793,773

Oil & Gas Refining & Marketing-0.32%

NuStar Logistics L.P.
6.00%, 06/01/2026	70,000	70,129
5.63%, 04/28/2027	65,000	64,805
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028	36,000	35,345

		170,279

Oil & Gas Storage & Transportation-5.00%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 03/01/2027(b)(c)	250,000	249,570
Buckeye Partners L.P., 3.95%, 12/01/2026	71,000	68,477
EQM Midstream Partners L.P.
7.50%, 06/01/2027(b)	63,000	64,769
7.50%, 06/01/2030(b)	37,000	39,955
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	160,000	159,259
ITT Holdings LLC, 6.50%, 08/01/2029(b)	92,000	86,394
New Fortress Energy, Inc.
6.75%, 09/15/2025(b)	169,000	166,256
6.50%, 09/30/2026(b)(c)	246,000	228,908
8.75%, 03/15/2029(b)	85,000	77,128

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Oil & Gas Storage & Transportation-(continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/2026(b)	$239,000	$245,781
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
6.00%, 03/01/2027(b)	51,000	50,670
5.50%, 01/15/2028(b)	55,000	53,113
7.38%, 02/15/2029(b)	85,000	86,168
6.00%, 12/31/2030(b)	138,000	130,869
Venture Global LNG, Inc.
8.13%, 06/01/2028(b)	195,000	203,202
9.50%, 02/01/2029(b)	318,000	353,970
8.38%, 06/01/2031(b)(c)	223,000	234,485
9.88%, 02/01/2032(b)	176,000	195,485

		2,694,459

Other Specialized REITs-0.17%
Iron Mountain, Inc.
4.88%, 09/15/2027(b)	58,000	56,677
5.63%, 07/15/2032(b)	39,000	37,645

		94,322

Other Specialty Retail-1.26%
Bath & Body Works, Inc.
9.38%, 07/01/2025(b)	66,000	68,081
6.69%, 01/15/2027	200,000	204,289
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)	82,000	60,746
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	235,133
Victra Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	111,000	111,535

		679,784

Paper & Plastic Packaging Products & Materials-1.25%
Berry Global, Inc., 4.50%, 02/15/2026(b)	82,000	80,176
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	43,000	42,379
LABL, Inc., 6.75%, 07/15/2026(b)	184,000	183,100
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)	110,000	111,464
Sealed Air Corp.
6.13%, 02/01/2028(b)	45,000	45,349
6.88%, 07/15/2033(b)	201,000	211,719

		674,187

Paper Products-0.20%
Domtar Corp., 6.75%, 10/01/2028(b)	116,000	105,696

Passenger Airlines-1.80%
Air Canada (Canada), 3.88%, 08/15/2026(b)	58,000	55,834
Allegiant Travel Co., 7.25%, 08/15/2027(b)	135,000	126,023
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	139,995	139,179
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)(c)	427,000	401,840
Delta Air Lines, Inc., 7.38%, 01/15/2026	150,000	153,432
United AirLines, Inc., 4.38%, 04/15/2026(b)	94,000	91,715

		968,023

Personal Care Products-0.39%
Coty, Inc., 5.00%, 04/15/2026(b)	23,000	22,771

	Principal Amount	Value

Personal Care Products-(continued)
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	$120,000	$111,760
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	76,000	75,581

		210,112

Pharmaceuticals-1.77%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)	79,000	75,184
AdaptHealth LLC
4.63%, 08/01/2029(b)	200,000	178,697
5.13%, 03/01/2030(b)(c)	285,000	254,998
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	137,000	128,459
Endo Dac/Endo Finance LLC /Endo Finco, Inc., 6.00%, 06/30/2028(e)	36,000	0
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	140,000	95,329
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	200,000	188,043
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	34,000	31,364

		952,074

Publishing-0.09%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	52,000	50,557

Real Estate Development-0.59%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	136,000	146,392
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	180,000	170,282

		316,674

Real Estate Services-0.81%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)	229,000	194,403
Newmark Group, Inc., 7.50%, 01/12/2029(c)	230,000	241,656

		436,059

Regional Banks-0.17%
Verde Purchaser LLC, 10.50%, 11/30/2030(b)	87,000	92,588

Reinsurance-0.58%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(c)(d)	335,000	314,337

Restaurants-0.50%
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	215,000	214,921
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	52,000	52,585

		267,506

Retail REITs-0.59%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/2026(b)	136,000	134,626
4.50%, 04/01/2027(b)	83,000	78,537
Necessity Retail REIT, Inc. (The)/American
Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	116,000	105,711

		318,874

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Security & Alarm Services-0.69%
CoreCivic, Inc.
4.75%, 10/15/2027	$153,000	$145,026
8.25%, 04/15/2029	101,000	106,390
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	120,000	119,988

		371,404

Semiconductors-0.29%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	150,000	158,578

Specialized Consumer Services-0.31%
Sotheby’s, 7.38%, 10/15/2027(b)	200,000	166,768

Specialty Chemicals-0.15%
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	90,000	82,452

Steel-0.72%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)	90,000	90,438
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	100,000	91,545
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	200,000	205,220

		387,203

Systems Software-0.70%
Gen Digital, Inc.
5.00%, 04/15/2025(b)	53,000	52,727
6.75%, 09/30/2027(b)	52,000	52,928
McAfee Corp., 7.38%, 02/15/2030(b)	129,000	120,413
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	171,000	148,931

		374,999

Technology Hardware, Storage & Peripherals-1.65%
Seagate HDD Cayman
4.88%, 06/01/2027	65,000	64,132
4.13%, 01/15/2031	32,000	29,037
Western Digital Corp., 4.75%, 02/15/2026	333,000	327,471
Xerox Corp., 6.75%, 12/15/2039	78,000	61,400
Xerox Holdings Corp.
5.00%, 08/15/2025(b)	340,000	334,396
5.50%, 08/15/2028(b)	85,000	72,198

		888,634

Telecom Tower REITs-0.40%
SBA Communications Corp., 3.88%, 02/15/2027(c)	222,000	213,895

Tires & Rubber-0.27%
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026	48,000	47,400
4.88%, 03/15/2027	100,000	97,631

		145,031

	Principal Amount	Value

Tobacco-0.19%
Vector Group Ltd., 5.75%, 02/01/2029(b)	$106,000	$101,799

Trading Companies & Distributors-0.37%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	200,000	198,498

Transaction & Payment Processing Services-0.40%
Block, Inc., 2.75%, 06/01/2026	43,000	40,939
NCR Atleos Corp., 9.50%, 04/01/2029(b)	161,000	176,005

		216,944

Total U.S. Dollar Denominated Bonds & Notes (Cost $51,456,289)		51,996,150

U.S. Treasury Securities-0.15%

U.S. Treasury Bills-0.15%
5.27%–5.30%, 09/05/2024(f)(g) (Cost $78,597)	79,000	78,595

	Shares
Common Stocks & Other Equity Interests-0.00%
Pharmaceuticals-0.00%
Endo, Inc.(h) (Cost $1,241)	43	1,247

Money Market Funds-1.34%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(i)(j) (Cost $724,158)	724,158	724,158

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.96% (Cost $52,260,285)		52,800,150

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-17.93%
Invesco Private Government Fund, 5.30%(i)(j)(k)	2,675,211	2,675,211
Invesco Private Prime Fund, 5.48%(i)(j)(k)	6,984,380	6,986,475

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,661,686)		9,661,686

TOTAL INVESTMENTS IN SECURITIES-115.89% (Cost $61,921,971)		62,461,836

OTHER ASSETS LESS LIABILITIES-(15.89)%		(8,565,328)

NET ASSETS-100.00%		$53,896,508

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $40,591,285, which represented 75.31% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	$78,595 was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Non-income producing security.
(i)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency
Portfolio, Institutional Class	$72,923	$9,086,235	$(8,435,000)	$-	$-	$724,158	$18,438
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	797,268	16,336,988	(14,459,045)	-	-	2,675,211	63,582	*
Invesco Private Prime Fund	2,050,708	29,224,432	(24,288,626)	(43)	4	6,986,475	173,783	*

Total	$2,920,899	$54,647,655	$(47,182,671)	$(43)	$4	$10,385,844	$255,803

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	23	September-2024	$2,571,687	$54,445	$54,445
U.S. Treasury 5 Year Notes	14	September-2024	1,510,469	24,823	24,823

Subtotal–Long Futures Contracts				79,268	79,268

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	13	September-2024	(2,669,773)	(17,867)	(17,867)

Total Futures Contracts				$61,401	$61,401

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco High Yield Select ETF (HIYS)

July 31, 2024

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-92.89%
Advertising-0.52%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$ 55,000	$53,329

Aerospace & Defense-1.48%
TransDigm, Inc.
6.75%, 08/15/2028(b)	22,000	22,450
7.13%, 12/01/2031(b)	25,000	25,979
6.63%, 03/01/2032(b)	100,000	102,408

		150,837

Aluminum-0.50%
Novelis Corp., 4.75%, 01/30/2030(b)	54,000	51,067

Apparel Retail-0.51%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	62,000	51,491

Application Software-0.84%
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	36,000	35,116
SS&C Technologies, Inc.
5.50%, 09/30/2027(b)	25,000	24,790
6.50%, 06/01/2032(b)	25,000	25,480

		85,386

Automobile Manufacturers-1.01%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	115,000	102,502

Automotive Parts & Equipment-1.75%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	72,000	75,447
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	27,000	25,151
Phinia, Inc., 6.75%, 04/15/2029(b)	76,000	77,616

		178,214

Automotive Retail-3.73%
Group 1 Automotive, Inc.
4.00%, 08/15/2028(b)	54,000	50,373
6.38%, 01/15/2030(b)(c)	51,000	51,566
LCM Investments Holdings II LLC
4.88%, 05/01/2029(b)	23,000	21,680
8.25%, 08/01/2031(b)	97,000	101,790
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	115,000	104,551
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	49,000	50,511

		380,471

Broadcasting-0.63%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	5,000	4,945
Gray Television, Inc.
7.00%, 05/15/2027(b)(c)	4,000	3,876
10.50%, 07/15/2029(b)	10,000	10,444
4.75%, 10/15/2030(b)	8,000	5,379
5.38%, 11/15/2031(b)	9,000	5,876
Paramount Global, 6.38%, 03/30/2062(d)	5,000	4,595
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)(c)	7,000	4,873
TEGNA, Inc.
4.63%, 03/15/2028	5,000	4,606
5.00%, 09/15/2029	5,000	4,567

	Principal Amount	Value
Broadcasting-(continued)
Univision Communications, Inc.
6.63%, 06/01/2027(b)	$ 10,000	$9,962
4.50%, 05/01/2029(b)	6,000	5,247

		64,370

Broadline Retail-0.96%
Kohl’s Corp., 4.63%, 05/01/2031	60,000	48,765
Macy’s Retail Holdings LLC
6.70%, 07/15/2034(b)	17,000	14,987
4.50%, 12/15/2034	40,000	34,048

		97,800

Cable & Satellite-2.29%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/2027(b)	52,000	50,550
4.75%, 03/01/2030(b)	59,000	52,868
4.25%, 01/15/2034(b)	64,000	50,606
Directv Financing LLC, 8.88%, 02/01/2030(b)	10,000	10,022
Directv Financing LLC/Directv Financing
Co-Obligor, Inc., 5.88%, 08/15/2027(b)	15,000	14,456
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	6,000	4,178
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	60,000	50,159

		232,839

Casinos & Gaming-4.48%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	180,749
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	178,351
Viking Cruises Ltd.
7.00%, 02/15/2029(b)	25,000	25,265
9.13%, 07/15/2031(b)	66,000	72,011

		456,376

Commodity Chemicals-1.72%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	175,000	175,464

Consumer Finance-1.27%
FirstCash, Inc., 6.88%, 03/01/2032(b)	76,000	76,959
Navient Corp.
5.00%, 03/15/2027	37,000	35,810
9.38%, 07/25/2030	16,000	17,059

		129,828

Diversified Banks-0.54%
Citigroup, Inc., Series CC, 7.13%(d)(e)	55,000	55,179

Diversified Financial Services-6.57%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	150,000	151,744
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	50,000	51,247
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	121,000	125,587
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	185,940
Macquarie Airfinance Holdings Ltd. (United Kingdom), 6.50%, 03/26/2031(b)	45,000	46,736

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Diversified Financial Services-(continued)
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	$ 51,000	$52,090
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	57,000	55,794

		669,138

Diversified Metals & Mining-0.49%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	50,000	50,033

Diversified Support Services-0.73%
Ritchie Bros. Holdings, Inc. (Canada)
6.75%, 03/15/2028(b)	24,000	24,535
7.75%, 03/15/2031(b)	47,000	49,479

		74,014

Drug Retail-0.50%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	53,000	50,544

Electric Utilities-3.24%
Entergy Corp., 7.13%, 12/01/2054(d)	75,000	75,222
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	49,000	52,835
Vistra Operations Co. LLC
5.63%, 02/15/2027(b)	51,000	50,640
7.75%, 10/15/2031(b)	143,000	151,205

		329,902

Electrical Components & Equipment-0.49%
EnerSys
4.38%, 12/15/2027(b)	28,000	26,905
6.63%, 01/15/2032(b)	23,000	23,442

		50,347

Electronic Components-0.46%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	53,000	46,858

Electronic Manufacturing Services-1.01%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	101,000	103,022

Environmental & Facilities Services-0.73%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	58,000	59,715
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	15,000	15,067

		74,782

Gold-0.50%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	50,000	50,624

Health Care Facilities-2.01%
Encompass Health Corp.
4.50%, 02/01/2028	46,000	44,506
4.63%, 04/01/2031(c)	8,000	7,460
Tenet Healthcare Corp., 6.75%, 05/15/2031	149,000	153,206

		205,172

	Principal Amount	Value
Health Care REITs-0.79%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	$ 79,000	$69,940
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	16,000	10,530

		80,470

Health Care Services-2.46%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	16,000	15,432
Community Health Systems, Inc.
8.00%, 12/15/2027(b)	21,000	21,035
5.25%, 05/15/2030(b)	30,000	26,196
4.75%, 02/15/2031(b)	35,000	28,830
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	50,000	51,578
DaVita, Inc., 3.75%, 02/15/2031(b)	64,000	55,432
Star Parent, Inc., 9.00%, 10/01/2030(b)	49,000	52,352

		250,855

Health Care Supplies-0.98%
Medline Borrower L.P., 5.25%, 10/01/2029(b)	50,000	48,365
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	50,000	51,079

		99,444

Hotel & Resort REITs-2.57%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	74,000	74,883
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	67,000	59,838
Service Properties Trust
4.75%, 10/01/2026(c)	107,000	102,597
5.50%, 12/15/2027	26,000	24,798

		262,116

Hotels, Resorts & Cruise Lines-2.48%
Carnival Corp.
6.00%, 05/01/2029(b)(c)	29,000	28,948
10.50%, 06/01/2030(b)	47,000	51,113
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(b)	50,000	50,539
IRB Holding Corp., 7.00%, 06/15/2025(b)	97,000	97,072
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(b)	25,000	25,195

		252,867

Household Products-0.34%
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	34,000	34,321

Independent Power Producers & Energy Traders-0.99%
Clearway Energy Operating LLC
4.75%, 03/15/2028(b)	26,000	24,979
3.75%, 02/15/2031(b)	29,000	25,708
Vistra Corp., Series C, 8.88%(b)(d)(e)	48,000	50,567

		101,254

Industrial Machinery & Supplies & Components-1.76%
Enpro, Inc., 5.75%, 10/15/2026	50,000	49,838
ESAB Corp., 6.25%, 04/15/2029(b)	51,000	51,785
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	83,000	77,583

		179,206

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Insurance Brokers-0.49%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	$ 49,000	$49,914

Integrated Oil & Gas-1.05%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.
7.13%, 06/01/2028(b)	81,000	80,767
8.63%, 03/15/2029(b)	25,000	25,988

		106,755

Integrated Telecommunication Services-2.71%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	24,000	25,164
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	200,000	200,612
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033(c)	52,000	50,730

		276,506

Investment Banking & Brokerage-0.98%
Goldman Sachs Group, Inc. (The), Series X, 7.50%(d)(e)	50,000	51,658
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(b)	48,000	48,658

		100,316

Leisure Facilities-2.43%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	41,000	44,348
NCL Corp. Ltd.
5.88%, 02/15/2027(b)	76,000	75,497
8.13%, 01/15/2029(b)	23,000	24,465
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	50,000	51,373
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	52,000	51,345

		247,028

Leisure Products-0.50%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)(c)	51,000	50,762

Marine Transportation-1.29%
Stena International S.A. (Sweden)
7.25%, 01/15/2031(b)	100,000	102,395
7.63%, 02/15/2031(b)	28,000	28,815

		131,210

Metal, Glass & Plastic Containers-0.99%
OI European Group B.V., 4.75%, 02/15/2030(b)(c)	82,000	75,498
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)(c)	26,000	25,758

		101,256

Multi-line Insurance-0.50%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	50,000	50,779

Office REITs-0.52%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	56,000	52,514

Oil & Gas Drilling-2.18%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	75,000	76,728

	Principal Amount	Value
Oil & Gas Drilling-(continued)
Transocean, Inc., 8.75%, 02/15/2030(b)	$ 43,200	$45,406
Valaris Ltd., 8.38%, 04/30/2030(b)	95,000	99,531

		221,665

Oil & Gas Exploration & Production-2.40%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	49,000	49,675
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	18,000	18,393
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 04/15/2030(b)	9,000	8,812
6.00%, 02/01/2031(b)	64,000	62,353
8.38%, 11/01/2033(b)	26,000	28,141
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	74,000	77,017

		244,391

Oil & Gas Refining & Marketing-0.75%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	75,000	76,327

Oil & Gas Storage & Transportation-9.38%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/2029(b)	45,000	46,256
7.25%, 07/15/2032(b)	30,000	31,245
EQM Midstream Partners L.P., 6.50%, 07/15/2048	99,000	100,555
Genesis Energy L.P./Genesis Energy Finance Corp.
7.75%, 02/01/2028	74,000	75,151
8.88%, 04/15/2030	5,000	5,297
7.88%, 05/15/2032	68,000	69,480
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	98,000	100,994
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)(c)	25,000	23,263
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029(b)	25,000	25,353
8.38%, 02/15/2032(b)	27,000	27,607
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	50,000	50,313
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	96,000	99,053
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	76,000	77,044
Venture Global LNG, Inc.
8.13%, 06/01/2028(b)	49,000	51,061
9.50%, 02/01/2029(b)	29,000	32,280
7.00%, 01/15/2030(b)	49,000	49,542
8.38%, 06/01/2031(b)	25,000	26,288
9.88%, 02/01/2032(b)	58,000	64,421

		955,203

Other Specialty Retail-0.50%
Bath & Body Works, Inc., 6.75%, 07/01/2036	51,000	51,096

Paper & Plastic Packaging Products & Materials-0.50%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)(c)	51,000	50,892

Passenger Airlines-1.48%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	154,000	150,637

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Personal Care Products-0.49%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)	$ 49,000	$50,350

Pharmaceuticals-0.50%
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	48,000	50,648

Real Estate Development-1.00%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	48,000	51,668
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	47,000	49,937

		101,605

Reinsurance-0.50%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	54,000	50,669

Research & Consulting Services-1.02%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)	109,000	103,521

Security & Alarm Services-0.50%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	50,000	51,008

Specialized Consumer Services-1.04%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	117,000	106,095

Specialized Finance-0.52%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	50,000	52,507

Steel-1.00%
Cleveland-Cliffs, Inc.
6.75%, 04/15/2030(b)	26,000	26,209
7.00%, 03/15/2032(b)	50,000	50,243
6.25%, 10/01/2040	29,000	25,118

		101,570

Systems Software-0.50%
Camelot Finance S.A., 4.50%, 11/01/2026(b) .	52,000	50,749

Technology Hardware, Storage & Peripherals-0.48%
Seagate HDD Cayman, 9.63%, 12/01/2032	43,000	49,273

Trading Companies & Distributors-4.29%
Air Lease Corp., Series B, 4.65%(c)(d)(e)	55,000	53,226
Aircastle Ltd., 5.25%(b)(d)(e)	104,000	102,162
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	26,000	24,825
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028(b)	51,000	50,039
7.88%, 12/01/2030(b)	101,000	107,147
7.00%, 06/15/2032(b)	97,000	100,099

		437,498

	Principal Amount	Value

Wireless Telecommunication Services-1.07%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	$124,000	$109,351

Total U.S. Dollar Denominated Bonds & Notes (Cost $9,176,354)		9,462,217

	Shares

Exchange-Traded Funds-2.99%
Invesco Senior Loan ETF(g) (Cost $306,217)	14,500	304,500

	Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes-2.00%(h)

Casinos & Gaming-1.05%
Allwyn International A.S. (Czech Republic), 3.88%, 02/15/2027(b)	EUR100,000	106,992

Wireless Telecommunication Services-0.95%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR100,000	97,386

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $196,520)		204,378

	Shares

Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(g)(i) (Cost $24,766)	24,766	24,766

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.12% (Cost $9,703,857)		9,995,861

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.62%
Invesco Private Government Fund, 5.30%(g)(i)(j)	167,570	167,570
Invesco Private Prime Fund, 5.48%(g)(i)(j)	302,693	302,784

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $470,354)		470,354

TOTAL INVESTMENTS IN SECURITIES-102.74% (Cost $10,174,211)		10,466,215

OTHER ASSETS LESS LIABILITIES-(2.74)%		(279,449)

NET ASSETS-100.00%		$10,186,766

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)–(continued)

July 31, 2024

(Unaudited)

Investment Abbreviations:

ETF  -Exchange-Traded Fund

EUR -Euro

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $8,150,586, which represented 80.01% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Invesco Senior Loan ETF	$-	$496,283	$(189,445)	$(1,717)	$(621)	$304,500	$12,744
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	142,401	4,548,791	(4,666,426)	-	-	24,766	7,097
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	199,263	3,620,466	(3,652,159)	-	-	167,570	8,347	*
Invesco Private Prime Fund	391,390	6,704,671	(6,793,305)	(6)	34	302,784	22,855	*

Total	$733,054	$15,370,211	$(15,301,335)	$(1,723)	$(587)	$799,620	$51,043

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
		Contract to				Unrealized Appreciation
Settlement Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
8/22/2024	Citibank N.A.	EUR	142,000	USD	153,698	$(128)

Abbreviations:

EUR-Euro

USD-U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco MSCI EAFE Income Advantage ETF (EFAA)

July 31, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-75.20%

Australia-6.13%
Ampol Ltd.	911	$19,911
ANZ Group Holdings Ltd.	11,344	215,192
APA Group	4,845	25,026
Aristocrat Leisure Ltd.	2,165	76,653
ASX Ltd.	740	31,395
Aurizon Holdings Ltd.	6,954	16,892
BHP Group Ltd.	19,152	529,015
BlueScope Steel Ltd.	1,655	23,949
Brambles Ltd.	5,246	53,303
CAR Group Ltd.	1,366	31,086
Cochlear Ltd.	230	51,817
Coles Group Ltd.	5,071	59,936
Commonwealth Bank of Australia	6,326	567,955
Computershare Ltd.	1,998	36,075
CSL Ltd.	1,824	368,899
Dexus	4,049	18,561
Endeavour Group Ltd.	5,756	20,635
Fortescue Ltd.	6,385	78,677
Glencore PLC	39,159	216,180
Goodman Group	6,442	147,653
GPT Group (The)	7,238	21,883
Insurance Australia Group Ltd.	9,007	43,524
James Hardie Industries PLC, CDI(a)	1,652	58,976
Lottery Corp. Ltd. (The)	8,382	27,203
Macquarie Group Ltd.	1,369	187,552
Medibank Pvt. Ltd.	10,377	26,969
Mineral Resources Ltd.	682	24,173
Mirvac Group	14,879	20,792
National Australia Bank Ltd.	11,688	294,453
Northern Star Resources Ltd.	4,333	39,839
Orica Ltd.	1,825	21,403
Origin Energy Ltd.	6,499	44,518
Pilbara Minerals Ltd.	10,776	20,618
Pro Medicus Ltd.	227	21,310
Qantas Airways Ltd.(a)	3,020	12,739
QBE Insurance Group Ltd.	5,646	66,658
Ramsay Health Care Ltd.	685	20,786
REA Group Ltd.	174	23,249
Reece Ltd.	855	15,432
Rio Tinto Ltd.	1,423	109,165
Rio Tinto PLC	4,273	275,850
Santos Ltd.	12,256	63,945
Scentre Group	19,609	44,432
SEEK Ltd.	1,366	19,597
Seven Group Holdings Ltd.	742	18,984
Sonic Healthcare Ltd.	1,711	30,904
South32 Ltd.	17,100	34,280
Stockland	9,007	27,055
Suncorp Group Ltd.	4,790	55,707
Telstra Group Ltd.	15,276	39,302
Transurban Group	11,684	99,262
Treasury Wine Estates Ltd.	3,077	24,815
Vicinity Ltd.	14,594	20,108
Washington H Soul Pattinson & Co. Ltd.	858	19,890
Wesfarmers Ltd.	4,276	205,648
Westpac Banking Corp.	13,111	255,132
WiseTech Global Ltd.	627	38,920
Woodside Energy Group Ltd.	7,181	129,422
Woolworths Group Ltd.	4,617	104,014

		5,197,319

	Shares	Value

Austria-0.18%
Erste Group Bank AG	1,256	$65,346
Mondi PLC	1,654	32,303
OMV AG	569	23,828
Verbund AG	231	18,498
voestalpine AG	400	10,241

		150,216

Belgium-0.60%
Ageas S.A./N.V.	625	29,852
Anheuser-Busch InBev S.A./N.V.	3,366	200,184
D’Ieteren Group	60	13,790
Elia Group S.A./N.V.	114	11,830
Groupe Bruxelles Lambert N.V.	341	25,461
KBC Group N.V.	967	74,964
Lotus Bakeries N.V.	1	10,864
Sofina S.A.	57	13,471
Syensqo S.A.	284	25,117
UCB S.A.	458	76,645
Umicore S.A.	797	10,944
Warehouses De Pauw C.V.A.	682	18,509

		511,631

Brazil-0.02%
Yara International ASA	627	17,833

Burkina Faso-0.02%
Endeavour Mining PLC	685	15,221

Chile-0.05%
Antofagasta PLC	1,483	38,478

China-0.32%
BOC Hong Kong (Holdings) Ltd.	13,915	40,523
Prosus N.V.(a)	5,357	186,165
SITC International Holdings Co. Ltd.	4,845	10,791
Wharf (Holdings) Ltd. (The)	4,521	12,414
Wilmar International Ltd.	7,241	17,215

		267,108

Denmark-2.75%
A.P. Moller - Maersk A/S, Class A	1	1,624
A.P. Moller - Maersk A/S, Class B	9	14,917
Carlsberg A/S, Class B	344	41,574
Coloplast A/S, Class B	458	59,549
Danske Bank A/S	2,620	80,166
Demant A/S(a)	397	15,199
DSV A/S	629	115,294
Genmab A/S(a)	230	65,205
Novo Nordisk A/S, Class B	12,254	1,620,622
Novonesis (Novozymes) B, Class B	1,423	90,590
Orsted A/S(a)(b)	687	40,886
Pandora A/S	288	45,147
ROCKWOOL A/S, Class B	45	19,890
Tryg A/S	1,312	28,729
Vestas Wind Systems A/S(a)	3,818	94,261

		2,333,653

Finland-0.75%
Elisa OYJ	516	24,021
Fortum OYJ	1,708	26,226
Kesko OYJ, Class B	1,027	18,559
Kone OYJ, Class B	1,257	64,147
Metso OYJ	2,338	23,726
Neste OYJ	1,596	32,226
Nokia OYJ	20,123	78,848
Nordea Bank Abp	11,913	139,481

See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

Finland-(continued)
Orion OYJ, Class B	400	$18,383
Sampo OYJ	1,709	74,842
Stora Enso OYJ, Class R	2,169	27,085
UPM-Kymmene OYJ	1,997	65,974
Wartsila OYJ Abp	1,883	38,826

		632,344

France-7.65%
Accor S.A.	740	28,483
Aeroports de Paris S.A.	116	15,251
Air Liquide S.A.	2,167	395,774
Airbus SE	2,225	336,978
Alstom S.A.(a)	1,310	25,686
Amundi S.A.(b)	228	16,666
Arkema S.A.	228	20,626
AXA S.A.	6,842	240,547
bioMerieux	169	17,867
BNP Paribas S.A.	3,879	266,371
Bollore SE	2,680	16,704
Bouygues S.A.	687	23,744
Bureau Veritas S.A.	1,197	37,563
Capgemini SE	572	113,641
Carrefour S.A.	2,112	31,538
Cie de Saint-Gobain S.A.	1,711	147,081
Cie Generale des Etablissements Michelin S.C.A.	2,565	101,587
Covivio S.A.	173	8,937
Credit Agricole S.A.	3,991	60,591
Danone S.A.	2,449	159,428
Dassault Aviation S.A.	59	11,881
Dassault Systemes SE	2,510	95,171
Edenred SE	915	38,130
Eiffage S.A.	284	28,304
ENGIE S.A.	6,897	108,516
EssilorLuxottica S.A.	1,086	248,782
Eurazeo SE	171	13,471
Gecina S.A.	171	16,968
Getlink SE	1,140	20,323
Hermes International S.C.A.	115	251,745
Ipsen S.A.	117	13,167
Kering S.A.	285	87,739
Klepierre S.A.(a)	800	22,923
La Francaise des Jeux SAEM(b)	399	15,500
Legrand S.A.	972	105,054
L’Oreal S.A.	912	395,392
LVMH Moet Hennessy Louis Vuitton SE	1,028	726,397
Orange S.A.(a)	7,013	77,785
Pernod Ricard S.A.	744	99,830
Publicis Groupe S.A.	856	89,497
Remy Cointreau S.A.	60	4,746
Renault S.A.	739	35,857
Rexel S.A.	855	21,761
Safran S.A.	1,269	278,894
Sartorius Stedim Biotech	114	22,815
Schneider Electric SE	2,052	494,832
SEB S.A.	112	11,217
Societe Generale S.A.	2,735	70,970
Sodexo S.A.	341	32,306
Teleperformance SE	174	22,444
Thales S.A.	344	54,701
TotalEnergies SE	8,096	547,368
Unibail-Rodamco-Westfield SE	455	34,120
Veolia Environnement S.A.	2,620	82,331

	Shares	Value

France-(continued)
Vinci S.A.	1,882	$215,056
Vivendi SE	2,735	29,217

		6,490,273

Germany-6.40%
adidas AG	625	156,431
Allianz SE	1,482	418,238
BASF SE	3,364	156,892
Bayer AG	3,706	110,262
Bayerische Motoren Werke AG	1,198	111,253
Bayerische Motoren Werke AG, Preference Shares	227	19,491
Bechtle AG	288	12,740
Beiersdorf AG	397	57,651
Brenntag SE	511	36,395
Carl Zeiss Meditec AG, BR	169	11,585
Commerzbank AG	3,989	65,136
Continental AG	401	24,603
Covestro AG(a)(b)	687	40,486
CTS Eventim AG& Co. KGaA	229	20,196
Daimler Truck Holding AG	1,998	77,271
Deutsche Bank AG	7,128	111,348
Deutsche Boerse AG	697	142,850
Deutsche Lufthansa AG	2,278	14,292
Deutsche Post AG	3,760	167,834
Deutsche Telekom AG	12,253	320,469
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)	402	30,346
E.ON SE	8,491	119,124
Evonik Industries AG.	969	19,676
Fresenius Medical Care AG	796	30,905
Fresenius SE & Co. KGaA(a)	1,596	57,320
GEA Group AG	572	25,278
Hannover Rueck SE	228	56,671
Heidelberg Materials AG	513	53,558
Henkel AG& Co. KGaA	398	30,858
Henkel AG& Co. KGaA, Preference Shares	628	53,753
Infineon Technologies AG	4,905	170,112
Knorr-Bremse AG	284	22,880
LEG Immobilien SE	284	24,850
Mercedes-Benz Group AG	3,022	200,000
Merck KGaA	459	82,350
MTU Aero Engines AG	174	49,274
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	513	252,912
Nemetschek SE	227	21,702
Porsche Automobil Holding SE, Preference Shares	571	25,537
Puma SE	399	19,818
Rational AG	2	1,752
Rheinmetall AG	170	92,678
RWE AG	2,393	89,311
SAP SE	3,934	830,197
Sartorius AG, Preference Shares	112	31,838
Scout24 SE(b)	285	22,575
Siemens AG	2,852	522,856
Siemens Energy AG, Class A(a)	2,278	66,334
Siemens Healthineers AG(b)	1,081	58,055
Symrise AG	512	64,684
Talanx AG	230	17,484
Volkswagen AG	114	13,458
Volkswagen AG, Preference Shares	796	88,892

See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

Germany-(continued)
Vonovia SE	2,739	$84,204
Zalando SE(a)(b)	854	21,911

		5,428,576

Hong Kong-1.29%
AIA Group Ltd.	42,595	286,257
CK Asset Holdings Ltd.	7,303	27,952
CK Hutchison Holdings Ltd.	10,454	54,866
CK Infrastructure Holdings Ltd.	2,374	15,848
CLP Holdings Ltd.	5,833	50,064
Futu Holdings Ltd., ADR(a)	226	14,301
Hang Seng Bank Ltd.	2,912	35,729
Henderson Land Development Co. Ltd.	6,233	17,513
HKT Trust & HKT Ltd.	14,514	17,576
Hong Kong & China Gas Co. Ltd. (The)	42,354	34,536
Hong Kong Exchanges & Clearing Ltd.	4,567	135,513
Hongkong Land Holdings Ltd.	4,162	13,443
Jardine Matheson Holdings Ltd.	573	20,170
Link REIT	9,719	41,056
MTR Corp. Ltd.	5,726	18,544
Power Assets Holdings Ltd.	5,031	32,072
Prudential PLC	10,375	93,177
Sino Land Co. Ltd.	13,643	14,111
Sun Hung Kai Properties Ltd.	5,604	48,673
Swire Pacific Ltd., Class A	1,632	14,070
Swire Properties Ltd.	4,289	6,786
Techtronic Industries Co. Ltd.	5,011	64,209
WH Group Ltd.	31,695	20,611
Wharf Real Estate Investment Co. Ltd.	6,496	15,982

		1,093,059

Ireland-0.46%
AerCap Holdings N.V.	744	69,899
AIB Group PLC	6,440	36,934
Bank of Ireland Group PLC	3,933	44,581
Flutter Entertainment PLC(a)	683	134,882
Kerry Group PLC, Class A	572	53,478
Kingspan Group PLC	572	53,478

		393,252

Israel-0.47%
Azrieli Group Ltd.	170	10,490
Bank Hapoalim B.M.	4,789	44,233
Bank Leumi le-Israel B.M.	5,756	49,950
Check Point Software Technologies Ltd.(a)	342	62,740
Elbit Systems Ltd.	113	20,300
Global-e Online Ltd.(a)	397	13,625
ICL Group Ltd.	2,909	12,274
Israel Discount Bank Ltd., Class A	4,674	24,021
Mizrahi Tefahot Bank Ltd.	572	20,774
Nice Ltd.(a)	229	41,767
Teva Pharmaceutical Industries Ltd., ADR(a)	4,219	73,537
Wix.com Ltd.(a)	174	27,131

		400,842

Italy-1.87%
Amplifon S.p.A.	457	14,539
Assicurazioni Generali S.p.A.	3,822	98,969
Banco BPM S.p.A.	4,847	33,568
Coca-Cola HBC AG(a)	801	29,219
Davide Campari-Milano N.V.	2,336	21,082
DiaSorin S.p.A.	60	6,557
Enel S.p.A.	30,722	219,213
Eni S.p.A.	8,040	128,744

	Shares	Value

Italy-(continued)
Ferrari N.V.	458	$188,527
FinecoBank Banca Fineco S.p.A.	2,283	38,786
Infrastrutture Wireless Italiane S.p.A.(b)	1,256	13,972
Intesa Sanpaolo S.p.A.	55,233	224,159
Leonardo S.p.A.	1,538	36,630
Mediobanca Banca di Credito Finanziario S.p.A.	1,937	31,430
Moncler S.p.A.	801	47,741
Nexi S.p.A.(a)(b)	2,224	13,660
Poste Italiane S.p.A.(b)	1,712	23,185
Prysmian S.p.A.	971	66,763
Recordati Industria Chimica e Farmaceutica S.p.A.	399	21,739
Snam S.p.A.	7,636	36,497
Telecom Italia S.p.A.(a)	37,621	9,229
Terna S.p.A.	5,302	44,120
UniCredit S.p.A.	5,702	234,187

		1,582,516

Japan-17.60%
Advantest Corp.	2,906	116,445
AEON Co. Ltd.	2,453	56,002
AGC, Inc.	741	26,590
Aisin Corp.	569	19,476
Ajinomoto Co., Inc.	1,768	73,218
ANA Holdings, Inc.	625	11,949
Asahi Group Holdings Ltd.	1,823	67,305
Asahi Kasei Corp.	4,732	34,407
ASICS Corp.	2,450	40,301
Astellas Pharma, Inc.	6,839	79,431
Bandai Namco Holdings, Inc.	2,278	48,540
Bridgestone Corp.	2,165	88,997
Brother Industries Ltd.	857	17,731
Canon, Inc.	3,764	118,629
Capcom Co. Ltd.	1,311	27,900
Central Japan Railway Co.	2,908	68,516
Chiba Bank Ltd. (The)	1,996	18,950
Chubu Electric Power Co., Inc.	2,449	30,820
Chugai Pharmaceutical Co. Ltd.	2,511	110,296
Concordia Financial Group Ltd.	3,988	25,445
Dai Nippon Printing Co. Ltd.	797	26,327
Daifuku Co. Ltd.	1,141	20,786
Dai-ichi Life Holdings, Inc.	3,420	105,650
Daiichi Sankyo Co. Ltd.	6,957	284,272
Daikin Industries Ltd.	972	141,510
Daito Trust Construction Co. Ltd.	227	27,360
Daiwa House Industry Co. Ltd.	2,110	60,204
Daiwa Securities Group, Inc.	5,018	41,939
Denso Corp.	7,127	119,083
Dentsu Group, Inc.	744	19,794
Disco Corp.	343	112,753
East Japan Railway Co.	3,421	64,232
Eisai Co. Ltd.	967	37,019
ENEOS Holdings, Inc.	10,886	57,317
FANUC Corp.	3,592	107,669
Fast Retailing Co. Ltd.	682	188,790
Fuji Electric Co. Ltd.	458	25,971
FUJIFILM Holdings Corp.	4,219	100,386
Fujitsu Ltd.	6,667	121,079
Hamamatsu Photonics K.K.	515	14,886
Hankyu Hanshin Holdings, Inc.	856	24,492
Hikari Tsushin, Inc.	58	10,875
Hitachi Construction Machinery Co. Ltd.	400	10,081

See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

Japan-(continued)
Hitachi Ltd.	17,500	$382,427
Honda Motor Co. Ltd.	17,057	186,713
Hoshizaki Corp.	400	12,620
Hoya Corp.	1,313	165,281
Hulic Co. Ltd.	1,428	13,966
IBIDEN Co. Ltd.	402	15,611
Idemitsu Kosan Co. Ltd.	3,420	22,821
Inpex Corp.	3,537	54,679
Isuzu Motors Ltd.	2,221	30,519
ITOCHU Corp.	4,536	234,638
Japan Airlines Co. Ltd.	516	8,447
Japan Exchange Group, Inc.	1,880	44,345
Japan Post Bank Co. Ltd.	5,471	57,288
Japan Post Holdings Co. Ltd.	7,866	83,857
Japan Post Insurance Co. Ltd.	739	15,388
Japan Real Estate Investment Corp.	1	3,456
Japan Tobacco, Inc.	4,506	132,790
JFE Holdings, Inc.	2,167	31,830
Kajima Corp.	1,596	30,974
Kansai Electric Power Co., Inc. (The)	2,677	45,770
Kao Corp.	1,766	77,513
Kawasaki Kisen Kaisha Ltd.	1,482	23,049
KDDI Corp.	5,644	169,553
Keisei Electric Railway Co. Ltd.	459	13,725
Keyence Corp.	740	324,064
Kikkoman Corp.	2,565	32,220
Kintetsu Group Holdings Co. Ltd.	684	15,848
Kirin Holdings Co. Ltd.	2,910	41,205
Kobe Bussan Co. Ltd.	570	14,994
Koito Manufacturing Co. Ltd.	743	11,089
Komatsu Ltd.	3,479	100,744
Konami Group Corp.	397	30,106
Kubota Corp.	3,764	54,536
Kyocera Corp.	4,845	61,215
Kyowa Kirin Co. Ltd.	1,025	21,657
Lasertec Corp.	287	51,178
LY Corp.	10,089	25,011
M3, Inc.	1,654	15,451
Makita Corp.	854	28,028
Marubeni Corp.	5,360	101,903
MatsukiyoCocokara & Co.	1,309	21,319
Mazda Motor Corp.	2,164	19,733
McDonald’s Holdings Co. (Japan) Ltd.	340	14,033
MEIJI Holdings Co. Ltd.	858	21,664
MINEBEA MITSUMI, Inc.	1,368	32,986
Mitsubishi Chemical Group Corp.	5,129	30,482
Mitsubishi Corp.	12,600	263,289
Mitsubishi Electric Corp.	7,296	126,126
Mitsubishi Estate Co. Ltd.	4,221	72,225
Mitsubishi HC Capital, Inc.	3,024	21,917
Mitsubishi Heavy Industries Ltd.	12,086	146,998
Mitsubishi UFJ Financial Group, Inc.	41,950	487,920
Mitsui & Co. Ltd.	9,693	227,411
Mitsui Chemicals, Inc.	629	18,298
Mitsui Fudosan Co. Ltd.	10,088	105,500
Mitsui OSK Lines Ltd.	1,310	41,896
Mizuho Financial Group, Inc.	9,119	208,975
MonotaRO Co. Ltd.	967	13,593
MS&AD Insurance Group Holdings, Inc.	4,846	115,369
Murata Manufacturing Co. Ltd.	6,499	144,744
NEC Corp.	914	78,971
Nexon Co. Ltd.	1,256	27,339

	Shares	Value

Japan-(continued)
Nidec Corp.	1,594	$70,960
Nintendo Co. Ltd.	3,932	219,205
Nippon Building Fund, Inc.	1	3,848
Nippon Express Holdings, Inc.	284	14,081
Nippon Paint Holdings Co. Ltd.	3,590	22,853
Nippon Prologis REIT, Inc.	1	1,642
Nippon Sanso Holdings Corp.	630	20,810
Nippon Steel Corp.	3,247	70,784
Nippon Telegraph & Telephone Corp.	112,858	120,314
Nippon Yusen K.K.	1,713	55,776
Nissan Chemical Corp.	458	14,836
Nissan Motor Co. Ltd.	8,837	28,556
Nissin Foods Holdings Co. Ltd.	743	22,089
Nitori Holdings Co. Ltd.	287	34,077
Nitto Denko Corp.	516	45,063
Nomura Holdings, Inc.	11,344	70,879
Nomura Real Estate Holdings, Inc.	401	11,303
Nomura Real Estate Master Fund, Inc.	2	1,963
Nomura Research Institute Ltd.	1,425	44,229
NTT DATA Group Corp.	2,393	37,527
Obayashi Corp.	2,451	32,344
OBIC Co. Ltd.	230	34,853
Olympus Corp.	4,335	75,026
Omron Corp.	682	25,252
Ono Pharmaceutical Co. Ltd.	1,424	21,176
Oriental Land Co. Ltd.	4,106	116,854
ORIX Corp.	4,335	105,566
Osaka Gas Co. Ltd.	1,371	31,045
Otsuka Corp.	856	18,951
Otsuka Holdings Co. Ltd.	1,594	82,243
Pan Pacific International Holdings Corp.	1,426	37,351
Panasonic Holdings Corp.	8,781	72,718
Rakuten Group, Inc.(a)	5,645	33,106
Recruit Holdings Co. Ltd.	5,588	321,553
Renesas Electronics Corp.	5,644	96,705
Resona Holdings, Inc.	7,978	57,902
Ricoh Co. Ltd.	2,054	19,269
Rohm Co. Ltd.	1,253	17,064
SBI Holdings, Inc.	1,026	26,888
SCREEN Holdings Co. Ltd.	287	24,597
SCSK Corp.	572	11,228
SECOM Co. Ltd.	797	50,969
Seiko Epson Corp.	1,084	18,952
Sekisui Chemical Co. Ltd.	1,427	21,562
Sekisui House Ltd.	2,226	55,924
Seven & i Holdings Co. Ltd.	8,438	101,535
SG Holdings Co. Ltd.	1,198	12,130
Shimadzu Corp.	910	26,962
Shimano, Inc.	285	50,632
Shin-Etsu Chemical Co. Ltd.	6,785	304,301
Shionogi & Co. Ltd.	967	42,399
Shiseido Co. Ltd.	1,485	46,585
Shizuoka Financial Group, Inc.	1,653	16,672
SMC Corp.	227	111,871
SoftBank Corp.	10,773	140,695
SoftBank Group Corp.	3,877	236,083
Sompo Holdings, Inc.	3,363	77,492
Sony Group Corp.	4,729	425,252
Subaru Corp.	2,280	45,256
SUMCO Corp.	1,312	21,743
Sumitomo Corp.	3,932	98,731
Sumitomo Electric Industries Ltd.	2,681	41,161

See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

Japan-(continued)
Sumitomo Metal Mining Co. Ltd.	914	$28,004
Sumitomo Mitsui Financial Group, Inc.	4,730	343,134
Sumitomo Mitsui Trust Holdings, Inc.	2,453	62,621
Sumitomo Realty & Development Co. Ltd.	1,083	36,011
Suntory Beverage & Food Ltd.	514	18,523
Suzuki Motor Corp.	5,929	69,335
Sysmex Corp.	1,883	30,943
T&D Holdings, Inc.	1,827	34,595
Taisei Corp.	627	26,774
Takeda Pharmaceutical Co. Ltd.	5,984	171,096
TDK Corp.	1,481	103,698
Terumo Corp.	5,072	91,219
TIS, Inc.	799	17,153
Toho Co. Ltd.	401	14,440
Tokio Marine Holdings, Inc.	7,071	283,009
Tokyo Electric Power Co. Holdings, Inc.(a)	5,758	28,618
Tokyo Electron Ltd.	1,768	364,505
Tokyo Gas Co. Ltd.	1,367	30,000
Tokyu Corp.	1,882	22,784
TOPPAN Holdings, Inc.	856	24,321
Toray Industries, Inc.	5,243	27,365
TOTO Ltd.	515	14,133
Toyota Industries Corp.	568	48,434
Toyota Motor Corp.	40,017	784,329
Toyota Tsusho Corp.	2,395	48,279
Trend Micro, Inc.	512	24,668
Unicharm Corp.	1,537	51,261
West Japan Railway Co.	1,654	32,495
Yakult Honsha Co. Ltd.	969	19,875
Yamaha Motor Co. Ltd.	3,364	31,637
Yamato Holdings Co. Ltd.	967	11,742
Yaskawa Electric Corp.	911	31,836
Yokogawa Electric Corp.	856	21,739
Zensho Holdings Co. Ltd.	344	13,963
ZOZO, Inc.	513	14,954

		14,927,606

Jordan-0.02%
Hikma Pharmaceuticals PLC	627	15,334

Luxembourg-0.08%
ArcelorMittal S.A.	1,767	40,039
Eurofins Scientific SE	513	30,442

		70,481

Macau-0.05%
Galaxy Entertainment Group Ltd.	7,101	29,860
Sands China Ltd.(a)	8,693	16,313

		46,173

Netherlands-3.41%
ABN AMRO Bank N.V., CVA(b)	1,651	28,790
Adyen N.V.(a)(b)	70	85,640
Aegon Ltd.	5,131	33,147
Akzo Nobel N.V.	629	38,878
argenx SE(a)	228	116,229
ASM International N.V.	172	117,926
ASML Holding N.V.	1,485	1,366,685
ASR Nederland N.V.	573	28,751
BE Semiconductor Industries N.V.	286	36,875
Euronext N.V.(b)	287	29,038
EXOR N.V.	397	40,640
Heineken Holding N.V.	511	37,656
Heineken N.V.	1,083	96,120

	Shares	Value

Netherlands-(continued)
IMCD N.V.	227	$32,670
ING Groep N.V.	12,482	226,238
JDE Peet’s N.V.	456	10,007
Koninklijke Ahold Delhaize N.V.	3,537	113,980
Koninklijke KPN N.V.	14,880	58,546
Koninklijke Philips N.V.(a)	3,023	85,313
NN Group N.V.	1,026	51,448
OCI N.V.	399	9,607
Randstad N.V.	400	19,460
Universal Music Group N.V.	3,081	73,314
Wolters Kluwer N.V.	915	153,568

		2,890,526

New Zealand-0.19%
Auckland International Airport Ltd.	5,018	22,294
Fisher & Paykel Healthcare Corp. Ltd.	2,221	42,675
Mercury NZ Ltd.	2,623	10,719
Meridian Energy Ltd.	4,900	18,917
Spark New Zealand Ltd.	6,841	17,553
Xero Ltd.(a)	568	51,251

		163,409

Norway-0.42%
Aker BP ASA	1,197	28,999
DNB Bank ASA	3,193	65,849
Equinor ASA	3,418	90,651
Gjensidige Forsikring ASA	743	12,544
Kongsberg Gruppen ASA	341	34,179
Mowi ASA	1,766	29,750
Norsk Hydro ASA	5,015	27,702
Orkla ASA	2,625	22,110
SalMar ASA	230	13,209
Telenor ASA	2,392	28,438

		353,431

Poland-0.02%
InPost S.A.(a)	743	12,848

Portugal-0.12%
EDP S.A.	11,855	48,748
Galp Energia SGPS S.A.	1,766	37,178
Jeronimo Martins SGPS S.A.	1,082	18,909

		104,835

Singapore-1.11%
CapitaLand Ascendas REIT	14,082	28,636
CapitaLand Integrated Commercial Trust	20,348	31,642
CapitaLand Investment Ltd.	9,806	19,794
DBS Group Holdings Ltd.	7,524	205,819
Genting Singapore Ltd.	22,855	14,524
Grab Holdings Ltd., Class A(a)	7,925	26,152
Keppel Ltd.	5,475	27,178
Oversea-Chinese Banking Corp. Ltd.	12,770	141,772
Sea Ltd., ADR(a)	1,370	90,009
Sembcorp Industries Ltd.	3,364	11,996
Singapore Airlines Ltd.	5,641	29,394
Singapore Exchange Ltd.	3,248	23,918
Singapore Technologies Engineering Ltd.	5,874	19,410
Singapore Telecommunications Ltd.	31,179	71,794
STMicroelectronics N.V.	2,564	84,900
United Overseas Bank Ltd.	4,787	115,774

		942,712

South Africa-0.17%
Anglo American PLC	4,789	144,554

See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

South Korea-0.02%
Delivery Hero SE(a)(b)	739	$16,481

Spain-1.94%
Acciona S.A.	112	14,483
ACS Actividades de Construccion y Servicios S.A.	798	35,629
Aena SME S.A.(b)	285	54,001
Amadeus IT Group S.A.	1,709	112,327
Banco Bilbao Vizcaya Argentaria S.A.	22,058	231,625
Banco de Sabadell S.A.	20,523	43,350
Banco Santander S.A.	59,739	287,987
CaixaBank S.A.	14,139	82,405
Cellnex Telecom S.A.(b)	1,880	65,465
EDP Renovaveis S.A.	1,195	18,543
Endesa S.A.	1,197	23,185
Grifols S.A.(a)	1,139	11,460
Iberdrola S.A.	22,460	296,022
Industria de Diseno Textil S.A.	4,106	199,318
Redeia Corp. S.A.	1,538	27,244
Repsol S.A.	4,615	65,795
Telefonica S.A.	17,384	78,612

		1,647,451

Sweden-2.39%
Alfa Laval AB	1,084	47,840
Assa Abloy AB, Class B	3,764	114,455
Atlas Copco AB, Class A	10,146	180,435
Atlas Copco AB, Class B	5,873	91,814
Beijer Ref AB	1,367	21,683
Boliden AB	1,027	31,296
Epiroc AB, Class A	2,506	46,764
Epiroc AB, Class B	1,481	24,859
EQT AB	1,423	46,059
Essity AB, Class B	2,282	64,153
Evolution AB(b)	685	66,310
Fastighets AB Balder, Class B(a)	2,507	18,437
Getinge AB, Class B	856	16,685
H & M Hennes & Mauritz AB, Class B	2,166	33,599
Hexagon AB, Class B	7,812	79,449
Holmen AB, Class B	285	11,190
Husqvarna AB, Class B	1,312	8,858
Industrivarden AB, Class A	457	15,649
Industrivarden AB, Class C	573	19,402
Indutrade AB	1,027	30,127
Investment AB Latour, Class B	569	16,686
Investor AB, Class B	6,553	185,751
L E Lundbergforetagen AB, Class B	285	14,386
Lifco AB, Class B	858	25,425
NIBE Industrier AB, Class B	5,702	25,010
Saab AB, Class B	1,198	27,620
Sagax AB, Class B	801	19,760
Sandvik AB	4,045	82,730
Securitas AB, Class B	1,827	19,621
Skandinaviska Enskilda Banken AB, Class A	5,986	92,156
Skanska AB, Class B	1,257	24,524
SKF AB, Class B	1,257	23,334
Svenska Cellulosa AB S.C.A., Class B	2,281	30,988
Svenska Handelsbanken AB, Class A	5,527	55,798
Swedbank AB, Class A	3,193	67,926
Swedish Orphan Biovitrum AB, Class B(a)	740	19,319
Tele2 AB, Class B	1,998	20,544
Telefonaktiebolaget LM Ericsson, Class B	10,487	71,684
Telia Co. AB	8,894	25,833

	Shares	Value

Sweden-(continued)
Trelleborg AB, Class B	800	$29,693
Volvo AB, Class A	743	19,286
Volvo AB, Class B	5,986	152,644
Volvo Car AB, Class B(a)	2,795	7,910

		2,027,692

Switzerland-5.82%
ABB Ltd.	6,042	334,824
Adecco Group AG	628	21,375
Avolta AG(a)	342	12,899
Bachem Holding AG	115	10,327
Baloise Holding AG	171	30,596
Banque Cantonale Vaudoise	114	12,096
Barry Callebaut AG	1	1,608
BKW AG	59	10,644
Chocoladefabriken Lindt & Spruengli AG, PC	4	50,031
Cie Financiere Richemont S.A.	2,003	304,916
Clariant AG(a)	800	11,878
DSM-Firmenich AG	686	87,631
EMS-Chemie Holding AG	3	2,500
Geberit AG	115	73,213
Givaudan S.A.	45	220,182
Helvetia Holding AG	117	17,439
Julius Baer Group Ltd.	796	43,451
Kuehne + Nagel International AG, Class R(a)	172	53,246
Logitech International S.A., Class R	572	51,452
Lonza Group AG	285	190,184
Nestle S.A.	10,028	1,015,502
Novartis AG	7,413	830,189
Partners Group Holding AG	72	96,886
Sandoz Group AG	1,540	66,779
Schindler Holding AG	60	15,711
Schindler Holding AG, PC	169	45,118
SGS S.A.	570	62,229
SIG Group AG(a)	1,142	23,936
Sika AG(a)	571	173,068
Sonova Holding AG, Class A	173	52,927
Straumann Holding AG(a)	401	51,682
Swatch Group AG (The)	174	7,037
Swatch Group AG (The), BR	114	23,422
Swiss Life Holding AG	114	87,263
Swiss Prime Site AG	286	28,608
Swisscom AG	105	64,175
Temenos AG	229	15,843
UBS Group AG(a)	12,425	376,314
VAT Group AG(b)	107	53,521
Zurich Insurance Group AG	559	306,855

		4,937,557

United Kingdom-9.30%
3i Group PLC	3,651	146,689
Admiral Group PLC	970	34,313
Ashtead Group PLC	1,653	118,942
Associated British Foods PLC	1,257	40,073
AstraZeneca PLC	5,817	924,094
Auto Trader Group PLC(b)	3,418	35,807
Aviva PLC	10,205	65,565
BAE Systems PLC	11,403	189,966
Barclays PLC	56,770	170,483
Barratt Developments PLC	3,651	24,695
Berkeley Group Holdings PLC (The)	399	26,035
British American Tobacco PLC	7,581	267,292
BT Group PLC	24,399	44,141

See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

United Kingdom-(continued)
Bunzl PLC	1,256	$52,560
Burberry Group PLC	1,367	13,608
Centrica PLC	20,176	34,350
Coca-Cola Europacific Partners PLC	796	58,721
Compass Group PLC	6,440	198,194
Croda International PLC	512	26,582
DCC PLC	345	23,752
Diageo PLC	8,381	260,405
Entain PLC	2,396	17,573
Haleon PLC	25,877	116,199
Halma PLC	1,426	48,758
Hargreaves Lansdown PLC	1,314	18,650
HSBC Holdings PLC	71,306	644,787
Imperial Brands PLC	3,080	84,819
Informa PLC	5,131	57,285
InterContinental Hotels Group PLC	626	63,039
Intertek Group PLC	625	40,540
J Sainsbury PLC	6,271	22,183
JD Sports Fashion PLC	9,802	16,569
Kingfisher PLC	7,068	25,084
Land Securities Group PLC	2,678	21,860
Legal & General Group PLC	22,573	67,179
Lloyds Banking Group PLC	239,171	183,032
London Stock Exchange Group PLC	1,711	208,122
M&G PLC	8,549	23,312
Melrose Industries PLC	4,958	37,497
National Grid PLC	18,128	229,586
NatWest Group PLC	24,684	116,708
Next PLC	456	53,147
Pearson PLC	2,283	30,966
Persimmon PLC	1,198	24,443
Phoenix Group Holdings PLC	2,625	18,443
Reckitt Benckiser Group PLC	2,678	143,713
RELX PLC	7,070	333,548
Rentokil Initial PLC	9,521	58,052
Rolls-Royce Holdings PLC(a)	31,804	183,665
Sage Group PLC (The)	3,765	52,519
Schroders PLC	3,023	15,252
Segro PLC	4,789	56,333
Severn Trent PLC	1,025	33,849
Shell PLC	24,003	875,591
Smith & Nephew PLC	3,306	47,687
Smiths Group PLC	1,311	30,075
Spirax Group PLC	284	33,049
SSE PLC	4,107	99,201
Standard Chartered PLC	8,323	82,017
Taylor Wimpey PLC	13,341	27,306
Tesco PLC	26,564	113,142
Unilever PLC	9,462	580,450
United Utilities Group PLC	2,566	34,047
Vodafone Group PLC	86,925	80,880
Whitbread PLC	685	25,604
Wise PLC, Class A(a)	2,335	21,489
WPP PLC	4,050	39,046

		7,892,563

United States-3.58%
Alcon, Inc.	1,882	178,269
BP PLC	63,501	374,256
CyberArk Software Ltd.(a)	170	43,585
Experian PLC	3,476	163,946
Ferrovial SE	1,940	77,127
GSK PLC	15,673	304,384

	Shares	Value

United States-(continued)
Holcim AG(a)	1,941	$181,344
Monday.com Ltd.(a)	117	26,888
Oracle Corp.	117	9,510
Qiagen N.V.(a)	853	38,103
Roche Holding AG	2,625	852,286
Roche Holding AG, BR	115	40,474
Sanofi S.A.	4,277	441,201
Stellantis N.V.	8,378	139,650
Swiss Re AG.	1,140	140,452
Tenaris S.A.	1,769	28,024

		3,039,499

Total Common Stocks & Other Equity Interests (Cost $63,504,962)		63,785,473

	Principal Amount
Equity Linked Notes-3.42%

Japan-0.78%
Mizuho Markets Cayman L.P. (iShares MSCI EAFE ETF), 220.70%, 08/16/2024(b)	126,000	122,595
Mizuho Markets Cayman L.P. (iShares MSCI EAFE ETF), 230.00%, 08/15/2024(b)	126,000	122,952
Mizuho Financial Group, Inc. (iShares MSCI EAFE ETF), 210.00%, 08/19/2024(b)	209,000	212,537
Mizuho Financial Group, Inc. (iShares MSCI EAFE ETF), 213.00%, 08/22/2024(b)	203,000	206,576

		664,660

Canada-0.53%
Royal Bank of Canada (iShares MSCI EAFE ETF), 175.84%, 08/19/2024(b)	222,000	223,136
Royal Bank of Canada (iShares MSCI EAFE ETF), 172.82%, 08/20/2024(b)	222,000	222,756

		445,892

United States-0.99%
Citigroup, Inc. (iShares MSCI EAFE ETF), 198.11%, 08/20/2024(b)	209,000	211,388
Citigroup, Inc. (iShares MSCI EAFE ETF), 201.49%, 08/21/2024(b)	414,000	419,865
Citigroup, Inc. (iShares MSCI EAFE ETF), 201.21%, 08/23/2024(b)	203,000	205,861

		837,114

France-0.28%
BNP Paribas Issuance B.V. (iShares MSCI EAFE ETF), 214.65%, 08/29/2024(b)	239,000	239,000

Switzerland-0.84%
UBS AG (iShares MSCI EAFE ETF), 217.90%, 08/26/2024(b)	239,000	239,000
UBS AG (iShares MSCI EAFE ETF), 213.30%, 08/27/2024(b)	239,000	239,000
UBS AG (iShares MSCI EAFE ETF), 215.17%, 08/28/2024(b)	239,000	239,000

		717,000

Total Equity Linked Notes (Cost $2,890,000)		2,903,666

See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value
Money Market Funds-14.61%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d) (Cost $12,391,685)	12,391,685	$12,391,685

TOTAL INVESTMENTS IN SECURITIES-93.23% (Cost $78,786,647)		79,080,824
OTHER ASSETS LESS LIABILITIES-6.77%		5,740,849

NET ASSETS-100.00%		$84,821,673

Investment Abbreviations:

ADR-American Depositary Receipt

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

ETF-Exchange-Traded Fund

PC-Participation Certificate

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $3,635,961, which represented 4.29% of the Fund’s Net Assets.

(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$14,804,679	$(2,412,994)	$-	$-	$12,391,685	$12,330

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco QQQ Income Advantage ETF (QQA)

July 31, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-75.34%

Advertising-0.21%
Trade Desk, Inc. (The), Class A(b)	1,650	$148,302

Apparel Retail-0.24%
Ross Stores, Inc.	1,218	174,454

Apparel, Accessories & Luxury Goods-0.16%
lululemon athletica, inc.(b)	450	116,397

Application Software-4.30%
Adobe, Inc.(b)	1,651	910,774
ANSYS, Inc.(b)	318	99,734
Atlassian Corp., Class A(b)	599	105,766
Autodesk, Inc.(b)	801	198,264
Cadence Design Systems, Inc.(b)	998	267,125
Datadog, Inc., Class A(b)	1,128	131,344
Intuit, Inc.	1,031	667,418
Roper Technologies, Inc.	391	212,997
Synopsys, Inc.(b)	570	318,242
Workday, Inc., Class A(b)	776	176,245

		3,087,909

Automobile Manufacturers-2.23%
Tesla, Inc.(b)	6,902	1,601,747

Automotive Retail-0.34%
O’Reilly Automotive, Inc.(b)	217	244,416

Biotechnology-3.04%
Amgen, Inc.	1,970	654,966
Biogen, Inc.(b)	527	112,356
Gilead Sciences, Inc.	4,579	348,279
Moderna, Inc.(b)	1,425	169,889
Regeneron Pharmaceuticals, Inc.(b)	396	427,359
Vertex Pharmaceuticals, Inc.(b)	953	472,421

		2,185,270

Broadline Retail-4.73%
Amazon.com, Inc.(b)	14,862	2,778,897
MercadoLibre, Inc. (Brazil)(b)	181	302,071
PDD Holdings, Inc., ADR (China)(b)	2,474	318,874

		3,399,842

Cable & Satellite-1.11%
Charter Communications, Inc., Class A(b)	526	199,733
Comcast Corp., Class A	14,475	597,383

		797,116

Cargo Ground Transportation-0.24%
Old Dominion Freight Line, Inc.	814	171,087

Communications Equipment-1.00%
Cisco Systems, Inc.	14,921	722,922

Construction Machinery & Heavy Transportation Equipment-0.27%
PACCAR, Inc.	1,949	192,288

Consumer Staples Merchandise Retail-1.99%
Costco Wholesale Corp.	1,636	1,344,792
Dollar Tree, Inc.(b)	823	85,872

		1,430,664

Diversified Support Services-0.65%
Cintas Corp.	375	286,477
Copart, Inc.(b)	3,529	184,673

		471,150

Electric Utilities-0.93%
American Electric Power Co., Inc.	1,951	191,432
Constellation Energy Corp.	1,155	219,219

	Shares	Value

Electric Utilities-(continued)
Exelon Corp.	3,677	$136,785
Xcel Energy, Inc.	2,030	118,308

		665,744

Health Care Equipment-1.35%
DexCom, Inc.(b)	1,497	101,526
GE HealthCare Technologies, Inc.	1,721	145,648
IDEXX Laboratories, Inc.(b)	301	143,312
Intuitive Surgical, Inc.(b)	1,301	578,438

		968,924

Hotels, Resorts & Cruise Lines-1.32%
Airbnb, Inc., Class A(b)	1,648	229,995
Booking Holdings, Inc.	129	479,236
Marriott International, Inc., Class A	1,051	238,892

		948,123

Human Resource & Employment Services-0.79%
Automatic Data Processing, Inc.	1,502	394,455
Paychex, Inc.	1,348	172,571

		567,026

Industrial Conglomerates-0.68%
Honeywell International, Inc.	2,401	491,605

Industrial Gases-1.12%
Linde PLC	1,775	804,963

Interactive Home Entertainment-0.34%
Electronic Arts, Inc.	977	147,468
Take-Two Interactive Software, Inc.(b)	626	94,232

		241,700

Interactive Media & Services-7.23%
Alphabet, Inc., Class A	8,402	1,441,279
Alphabet, Inc., Class C	8,029	1,390,222
Meta Platforms, Inc., Class A	4,976	2,362,754

		5,194,255

Internet Services & Infrastructure-0.10%
MongoDB, Inc.(b)	275	69,399

IT Consulting & Other Services-0.20%
Cognizant Technology Solutions Corp., Class A	1,871	141,597

Life Sciences Tools & Services-0.10%
Illumina, Inc.(b)	599	73,437

Movies & Entertainment-1.49%
Netflix, Inc.(b)	1,583	994,678
Warner Bros. Discovery, Inc.(b)	9,074	78,490

		1,073,168

Oil & Gas Equipment & Services-0.20%
Baker Hughes Co., Class A	3,676	142,335

Oil & Gas Exploration & Production-0.19%
Diamondback Energy, Inc.	673	136,155

Packaged Foods & Meats-0.69%
Kraft Heinz Co. (The)	4,498	158,374
Mondelez International, Inc., Class A	4,951	338,401

		496,775

Pharmaceuticals-0.24%
AstraZeneca PLC, ADR (United Kingdom)	2,172	171,914

Rail Transportation-0.35%
CSX Corp.	7,204	252,860

See accompanying notes which are an integral part of this schedule.

Invesco QQQ Income Advantage ETF (QQA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

Real Estate Services-0.16%
CoStar Group, Inc.(b)	1,502	$117,186

Research & Consulting Services-0.19%
Verisk Analytics, Inc.	526	137,681

Restaurants-0.67%
DoorDash, Inc., Class A(b)	1,424	157,665
Starbucks Corp.	4,198	327,234

		484,899

Semiconductor Materials & Equipment-2.52%
Applied Materials, Inc.	3,066	650,605
ASML Holding N.V., New York Shares (Netherlands)	330	309,111
KLA Corp.	500	411,535
Lam Research Corp.	477	439,432

		1,810,683

Semiconductors-15.92%
Advanced Micro Devices, Inc.(b)	5,937	857,778
Analog Devices, Inc.	1,822	421,574
ARM Holdings PLC, ADR(b)	448	64,588
Broadcom, Inc.	17,106	2,748,592
GLOBALFOUNDRIES, Inc.(b)	2,028	103,448
Intel Corp.	15,749	484,124
Marvell Technology, Inc.	3,222	215,810
Microchip Technology, Inc.	1,955	173,565
Micron Technology, Inc.	4,107	451,031
NVIDIA Corp.	35,173	4,115,944
NXP Semiconductors N.V. (China)	949	249,739
ON Semiconductor Corp.(b)	1,578	123,479
QUALCOMM, Inc.	4,125	746,419
Texas Instruments, Inc.	3,374	687,655

		11,443,746

Soft Drinks & Non-alcoholic Beverages-1.90%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,722	127,032
Keurig Dr Pepper, Inc.	5,023	172,188
Monster Beverage Corp.(b)	3,828	196,951
PepsiCo, Inc.	5,053	872,501

		1,368,672

Systems Software-7.36%
CrowdStrike Holdings, Inc., Class A(b)	845	196,006
Fortinet, Inc.(b)	2,847	165,240
Microsoft Corp.	10,625	4,444,969
Palo Alto Networks, Inc.(b)	1,200	389,676
Zscaler, Inc.(b)	547	98,104

		5,293,995

Technology Distributors-0.15%
CDW Corp.	497	108,401

Technology Hardware, Storage & Peripherals-6.98%
Apple, Inc.	21,909	4,865,551
Super Micro Computer, Inc.(b)	219	153,661

		5,019,212

	Shares	Value

Trading Companies & Distributors-0.21%
Fastenal Co.	2,102	$148,717

Transaction & Payment Processing Services-0.35%
PayPal Holdings, Inc.(b)	3,830	251,937

Wireless Telecommunication Services-1.10%
T-Mobile US, Inc.	4,338	790,731

Total Common Stocks & Other Equity Interests (Cost $54,564,963)		54,159,404

	Principal Amount
Equity Linked Notes-4.48%

Diversified Banks-3.86%
Royal Bank of Canada (NASDAQ 100 Stock Index), 228.32%, 08/16/2024(c)	$239,000	200,556
Barclays Bank PLC (NASDAQ 100 Stock Index), 233.00%, 08/19/2024(c)	753,000	720,401
Mizuho Financial Group, Inc. (NASDAQ 100 Stock Index), 230.00%, 08/20/2024(c)	222,000	220,950
BNP Paribas S.A. (NASDAQ 100 Stock Index), 253.86%, 08/21/2024(c)	270,000	263,423
BNP Paribas S.A. (NASDAQ 100 Stock Index), 237.68%, 08/23/2024(c)	280,000	279,930
Barclays Bank PLC (NASDAQ 100 Stock Index), 232.00%, 08/26/2024(c)	271,000	267,331
Barclays Bank PLC (NASDAQ 100 Stock Index), 229.00%, 08/27/2024(c)	223,000	222,859
Societe Generale S.A. (NASDAQ 100 Stock Index), Series 2, 244.01%, 08/29/2024(c)	203,000	193,931
Barclays Bank PLC (NASDAQ 100 Stock Index), 238.00%, 08/30/2024(c)	205,000	205,000
Royal Bank of Canada (NASDAQ 100 Stock Index), 232.48%, 08/15/2024(c)	239,000	199,881

		2,774,262

Investment Banking & Brokerage-0.62%
Morgan Stanley Finance LLC (NASDAQ 100 Stock Index), 254.50%, 08/22/2024(c)	230,000	223,074
Morgan Stanley (NASDAQ 100 Stock Index), 260.00%, 08/28/2024(c)	226,000	221,393

		444,467

Total Equity Linked Notes (Cost $3,361,000)		3,218,729

	Shares
Money Market Funds-19.93%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $14,329,407)	14,329,407	14,329,407

TOTAL INVESTMENTS IN SECURITIES-99.75% (Cost $72,255,370)		71,707,540
OTHER ASSETS LESS LIABILITIES-0.25%		176,471

NET ASSETS-100.00%		$71,884,011

See accompanying notes which are an integral part of this schedule.

Invesco QQQ Income Advantage ETF (QQA)–(continued)

July 31, 2024

(Unaudited)

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $3,218,729, which represented 4.48% of the Fund’s Net Assets.

(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$23,627,385	$(9,297,978)	$-	$-	$14,329,407	$26,443

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco S&P 500® Downside Hedged ETF (PHDG)

July 31, 2024

(Unaudited)

	Shares	Value
Money Market Funds-94.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.21%(a)(b) (Cost $115,125,625)	115,125,625	$115,125,625

TOTAL INVESTMENTS IN SECURITIES-94.11% (Cost $115,125,625)		115,125,625
OTHER ASSETS LESS LIABILITIES-5.89%		7,206,144

NET ASSETS-100.00%		$122,331,769

Notes to Schedule of Investments:

(a)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Invesco Ltd.	$18,832	$50,927	$(75,126)	$(92)	$5,459	$-	$703

Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	10,129,502	455,104,500	(350,108,377)	-	-	115,125,625	714,749

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,195,929	14,424,862	(15,620,791)	-	-	-	27,831	*
Invesco Private Prime Fund	3,075,244	30,147,507	(33,224,024)	1	1,272	-	77,921	*

Total	$14,419,507	$499,727,796	$(399,028,318)	$(91)	$6,731	$115,125,625	$821,204

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)

July 31, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-75.33%

Advertising-0.32%
Interpublic Group of Cos., Inc. (The)	8,100	$260,577
Omnicom Group, Inc.	2,645	259,316

		519,893

Aerospace & Defense-1.87%
Axon Enterprise, Inc.(b)	810	243,008
Boeing Co. (The)(b)	1,299	247,589
General Dynamics Corp.	810	241,955
General Electric Co.	1,462	248,832
Howmet Aerospace, Inc.	3,074	294,182
Huntington Ingalls Industries, Inc.	974	272,701
L3Harris Technologies, Inc.	1,088	246,856
Lockheed Martin Corp.	488	264,457
Northrop Grumman Corp.	536	259,596
RTX Corp.	2,269	266,585
Textron, Inc.	2,757	256,125
TransDigm Group, Inc.	168	217,429

		3,059,315

Agricultural & Farm Machinery-0.14%
Deere & Co.	626	232,859

Agricultural Products & Services-0.30%
Archer-Daniels-Midland Co.	4,047	250,955
Bunge Global S.A.	2,271	238,977

		489,932

Air Freight & Logistics-0.62%
C.H. Robinson Worldwide, Inc.	2,799	249,251
Expeditors International of Washington, Inc.	1,943	242,525
FedEx Corp.	972	293,787
United Parcel Service, Inc., Class B	1,781	232,189

		1,017,752

Apparel Retail-0.29%
Ross Stores, Inc.	1,621	232,176
TJX Cos., Inc. (The)	2,153	243,332

		475,508

Apparel, Accessories & Luxury Goods-0.40%
lululemon athletica, inc.(b)	770	199,168
Ralph Lauren Corp.	1,298	227,916
Tapestry, Inc.	5,672	227,391

		654,475

Application Software-1.60%
Adobe, Inc.(b)	462	254,862
ANSYS, Inc.(b)	707	221,736
Autodesk, Inc.(b)	977	241,827
Cadence Design Systems, Inc.(b)	749	200,477
Fair Isaac Corp.(b)	163	260,800
Intuit, Inc.	377	244,051
PTC, Inc.(b)	1,301	231,383
Roper Technologies, Inc.	427	232,608
Salesforce, Inc.	975	252,330
Synopsys, Inc.(b)	383	213,837
Tyler Technologies, Inc.(b)	487	276,670

		2,630,581

Asset Management & Custody Banks-1.59%
Ameriprise Financial, Inc.	505	217,185
Bank of New York Mellon Corp. (The)	4,054	263,794
BlackRock, Inc.	305	267,333
Blackstone, Inc., Class A	1,945	276,482
Franklin Resources, Inc.	10,858	248,322

	Shares	Value

Asset Management & Custody Banks-(continued)
Invesco Ltd.(c)	16,363	$282,425
KKR & Co., Inc., Class A	2,111	260,603
Northern Trust Corp.	2,916	258,503
State Street Corp.	3,400	288,898
T. Rowe Price Group, Inc.	2,104	240,298

		2,603,843

Automobile Manufacturers-0.45%
Ford Motor Co.	20,409	220,825
General Motors Co.	5,027	222,797
Tesla, Inc.(b)	1,299	301,459

		745,081

Automotive Parts & Equipment-0.30%
Aptiv PLC(b)	3,401	235,995
BorgWarner, Inc.	7,295	257,587

		493,582

Automotive Retail-0.50%
AutoZone, Inc.(b)	93	291,433
CarMax, Inc.(b)	3,403	287,350
O’Reilly Automotive, Inc.(b)	218	245,542

		824,325

Biotechnology-1.18%
AbbVie, Inc.	1,401	259,633
Amgen, Inc.	809	268,968
Biogen, Inc.(b)	976	208,083
Gilead Sciences, Inc.	3,722	283,095
Incyte Corp.(b)	3,885	252,797
Moderna, Inc.(b)	1,625	193,733
Regeneron Pharmaceuticals, Inc.(b)	213	229,868
Vertex Pharmaceuticals, Inc.(b)	486	240,920

		1,937,097

Brewers-0.16%
Molson Coors Beverage Co., Class B	4,857	256,692

Broadcasting-0.33%
Fox Corp., Class A	4,698	178,712
Fox Corp., Class B	2,597	92,012
Paramount Global, Class B	23,488	268,233

		538,957

Broadline Retail-0.46%
Amazon.com, Inc.(b)	1,296	242,326
eBay, Inc.	4,538	252,358
Etsy, Inc.(b)	4,050	263,817

		758,501

Building Products-1.08%
A.O. Smith Corp.	2,915	247,892
Allegion PLC	2,008	274,714
Builders FirstSource, Inc.(b)	1,618	270,805
Carrier Global Corp.	3,725	253,710
Johnson Controls International PLC	3,404	243,522
Masco Corp.	3,405	265,079
Trane Technologies PLC	653	218,285

		1,774,007

Cable & Satellite-0.35%
Charter Communications, Inc., Class A(b)	813	308,712
Comcast Corp., Class A	6,321	260,868

		569,580

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

Cargo Ground Transportation-0.32%
J.B. Hunt Transport Services, Inc.	1,462	$253,145
Old Dominion Freight Line, Inc.	1,301	273,444

		526,589

Casinos & Gaming-0.58%
Caesars Entertainment, Inc.(b)	6,641	265,308
Las Vegas Sands Corp.	5,508	218,502
MGM Resorts International(b)	5,993	257,519
Wynn Resorts Ltd.	2,630	217,817

		959,146

Commodity Chemicals-0.30%
Dow, Inc.	4,372	238,143
LyondellBasell Industries N.V., Class A	2,589	257,502

		495,645

Communications Equipment-0.77%
Arista Networks, Inc.(b)	653	226,297
Cisco Systems, Inc.	5,186	251,262
F5, Inc.(b)	1,411	287,336
Juniper Networks, Inc.	6,647	250,526
Motorola Solutions, Inc.	634	252,915

		1,268,336

Computer & Electronics Retail-0.14%
Best Buy Co., Inc.	2,753	238,190

Construction & Engineering-0.13%
Quanta Services, Inc.	814	216,019

Construction Machinery & Heavy Transportation Equipment-0.57%
Caterpillar, Inc.	707	244,763
Cummins, Inc.	815	237,817
PACCAR, Inc.	2,266	223,564
Wabtec Corp.	1,460	235,279

		941,423

Construction Materials-0.31%
Martin Marietta Materials, Inc.	421	249,800
Vulcan Materials Co.	933	256,118

		505,918

Consumer Electronics-0.15%
Garmin Ltd.	1,460	250,025

Consumer Finance-0.66%
American Express Co.	977	247,220
Capital One Financial Corp.	1,782	269,795
Discover Financial Services	1,945	280,060
Synchrony Financial	5,673	288,132

		1,085,207

Consumer Staples Merchandise Retail-0.72%
Costco Wholesale Corp.	282	231,804
Dollar General Corp.	1,850	222,721
Dollar Tree, Inc.(b)	2,267	236,539
Target Corp.	1,624	244,266
Walmart, Inc.	3,564	244,633

		1,179,963

Copper-0.14%
Freeport-McMoRan, Inc.	5,018	227,867

Data Center REITs-0.30%
Digital Realty Trust, Inc.	1,618	241,875
Equinix, Inc.	307	242,604

		484,479

	Shares	Value

Data Processing & Outsourced Services-0.15%
Broadridge Financial Solutions, Inc.	1,139	$243,746

Distillers & Vintners-0.29%
Brown-Forman Corp., Class B	5,505	248,606
Constellation Brands, Inc., Class A	930	227,999

		476,605

Distributors-0.45%
Genuine Parts Co.	1,724	253,618
LKQ Corp.	5,837	242,235
Pool Corp.	651	243,500

		739,353

Diversified Banks-1.31%
Bank of America Corp.	5,999	241,820
Citigroup, Inc.	4,048	262,634
Fifth Third Bancorp	6,802	287,997
JPMorgan Chase & Co.	1,197	254,722
KeyCorp.	17,822	287,469
PNC Financial Services Group, Inc. (The)	1,563	283,059
U.S. Bancorp	6,155	276,236
Wells Fargo & Co.	4,208	249,703

		2,143,640

Diversified Support Services-0.30%
Cintas Corp.	325	248,280
Copart, Inc.(b)	4,533	237,212

		485,492

Drug Retail-0.11%
Walgreens Boots Alliance, Inc.	15,387	182,644

Electric Utilities-2.62%
Alliant Energy Corp.	4,703	261,769
American Electric Power Co., Inc.	2,751	269,928
Constellation Energy Corp.	1,103	209,349
Duke Energy Corp.	2,272	248,262
Edison International	3,241	259,312
Entergy Corp.	2,266	262,788
Evergy, Inc.	4,535	263,030
Eversource Energy	4,049	262,821
Exelon Corp.	6,646	247,231
FirstEnergy Corp.	6,156	257,998
NextEra Energy, Inc.	3,241	247,580
NRG Energy, Inc.	3,075	231,148
PG&E Corp.	13,119	239,422
Pinnacle West Capital Corp.	3,080	263,617
PPL Corp.	8,428	250,480
Southern Co. (The)	3,075	256,824
Xcel Energy, Inc.	4,378	255,150

		4,286,709

Electrical Components & Equipment-0.93%
AMETEK, Inc.	1,418	245,995
Eaton Corp. PLC	709	216,096
Emerson Electric Co.	2,266	265,371
Generac Holdings, Inc.(b)	1,781	277,266
Hubbell, Inc.	647	255,986
Rockwell Automation, Inc.	925	257,751

		1,518,465

Electronic Components-0.29%
Amphenol Corp., Class A	3,560	228,766
Corning, Inc.	6,323	252,983

		481,749

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

Electronic Equipment & Instruments-0.62%
Keysight Technologies, Inc.(b)	1,780	$248,435
Teledyne Technologies, Inc.(b)	605	255,225
Trimble, Inc.(b)	4,373	238,503
Zebra Technologies Corp., Class A(b)	785	275,684

		1,017,847

Electronic Manufacturing Services-0.29%
Jabil, Inc.	1,947	219,368
TE Connectivity Ltd.	1,620	250,015

		469,383

Environmental & Facilities Services-0.58%
Republic Services, Inc.	1,252	243,289
Rollins, Inc.	4,864	233,034
Veralto Corp.	2,327	247,965
Waste Management, Inc.	1,136	230,222

		954,510

Fertilizers & Agricultural Chemicals-0.63%
CF Industries Holdings, Inc.	3,241	247,580
Corteva, Inc.	4,696	263,446
FMC Corp.	4,373	255,208
Mosaic Co. (The)	8,750	260,487

		1,026,721

Financial Exchanges & Data-1.40%
Cboe Global Markets, Inc.	1,407	258,199
CME Group, Inc., Class A	1,139	220,636
FactSet Research Systems, Inc.	585	241,658
Intercontinental Exchange, Inc.	1,781	269,928
MarketAxess Holdings, Inc.	1,138	254,377
Moody’s Corp.	555	253,346
MSCI, Inc.	487	263,350
Nasdaq, Inc.	4,051	274,172
S&P Global, Inc.	529	256,422

		2,292,088

Food Distributors-0.16%
Sysco Corp.	3,400	260,610

Food Retail-0.16%
Kroger Co. (The)	4,700	256,150

Footwear-0.24%
Deckers Outdoor Corp.(b)	215	198,366
NIKE,Inc.,Class B	2,590	193,887

		392,253

Gas Utilities-0.16%
Atmos Energy Corp.	2,008	256,783

Gold-0.17%
Newmont Corp.	5,833	286,225

Health Care Distributors-0.59%
Cardinal Health, Inc.	2,374	239,370
Cencora, Inc.	975	231,933
Henry Schein, Inc.(b)	3,568	256,682
McKesson Corp.	380	234,468

		962,453

Health Care Equipment-2.40%
Abbott Laboratories	2,270	240,484
Baxter International, Inc.	7,124	255,182
Becton, Dickinson and Co.	975	235,034
Boston Scientific Corp.(b)	3,080	227,550
DexCom, Inc.(b)	2,103	142,625
Edwards Lifesciences Corp.(b)	2,753	173,577

	Shares	Value

Health Care Equipment-(continued)
GE HealthCare Technologies, Inc.	3,080	$260,660
Hologic, Inc.(b)	3,245	264,824
IDEXX Laboratories, Inc.(b)	468	222,824
Insulet Corp.(b)	1,137	220,976
Intuitive Surgical, Inc.(b)	536	238,311
Medtronic PLC	2,918	234,374
ResMed, Inc.	1,134	241,826
STERIS PLC	1,079	257,622
Stryker Corp.	651	213,170
Teleflex, Inc.	1,135	250,744
Zimmer Biomet Holdings, Inc.	2,265	252,208

		3,931,991

Health Care Facilities-0.31%
HCA Healthcare, Inc.	652	236,709
Universal Health Services, Inc., Class B	1,257	268,696

		505,405

Health Care REITs-0.62%
Alexandria Real Estate Equities, Inc.	2,012	235,988
Healthpeak Properties, Inc.	12,149	265,091
Ventas, Inc.	4,702	255,977
Welltower, Inc.	2,269	252,426

		1,009,482

Health Care Services-0.71%
Cigna Group (The)	652	227,333
CVS Health Corp.	3,892	234,804
DaVita, Inc.(b)	1,624	221,871
Labcorp Holdings, Inc.(b)	1,138	245,171
Quest Diagnostics, Inc.	1,687	240,060

		1,169,239

Health Care Supplies-0.43%
Align Technology, Inc.(b)	915	212,170
Cooper Cos., Inc. (The)	2,589	241,632
Solventum Corp.(b)	4,374	257,541

		711,343

Heavy Electrical Equipment-0.15%
GE Vernova, Inc.(b)	1,360	242,406

Home Furnishings-0.21%
Mohawk Industries, Inc.(b)	2,107	339,374

Home Improvement Retail-0.30%
Home Depot, Inc. (The)	650	239,304
Lowe’s Cos., Inc.	1,034	253,857

		493,161

Homebuilding-0.64%
D.R. Horton, Inc.	1,623	292,026
Lennar Corp., Class A	1,463	258,849
NVR, Inc.(b)	26	223,794
PulteGroup, Inc.	2,105	277,860

		1,052,529

Hotel & Resort REITs-0.14%
Host Hotels & Resorts, Inc.	13,442	235,369

Hotels, Resorts & Cruise Lines-1.16%
Airbnb, Inc., Class A(b)	1,621	226,227
Booking Holdings, Inc.	51	189,465
Carnival Corp.(b)	15,552	259,096
Expedia Group, Inc.(b)	1,942	247,935
Hilton Worldwide Holdings, Inc.	1,134	243,436
Marriott International, Inc., Class A	973	221,163

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

Hotels, Resorts & Cruise Lines-(continued)
Norwegian Cruise Line Holdings Ltd.(b)	14,417	$265,705
Royal Caribbean Cruises Ltd.(b)	1,619	253,730

		1,906,757

Household Products-0.70%
Church & Dwight Co., Inc.	2,164	212,094
Clorox Co. (The)	1,782	235,099
Colgate-Palmolive Co.	2,467	244,702
Kimberly-Clark Corp.	1,668	225,263
Procter & Gamble Co. (The)	1,426	229,244

		1,146,402

Human Resource & Employment Services-0.64%
Automatic Data Processing, Inc.	973	255,529
Dayforce, Inc.(b)	4,700	278,616
Paychex, Inc.	1,945	248,999
Paycom Software, Inc.	1,623	270,700

		1,053,844

Independent Power Producers & Energy Traders-0.27%
AES Corp. (The)	12,313	219,048
Vistra Corp.	2,752	218,014

		437,062

Industrial Conglomerates-0.32%
3M Co.	2,324	296,426
Honeywell International, Inc.	1,135	232,391

		528,817

Industrial Gases-0.28%
Air Products and Chemicals, Inc.	814	214,774
Linde PLC	523	237,180

		451,954

Industrial Machinery & Supplies & Components-1.83%
Dover Corp.	1,299	239,354
Fortive Corp.	3,242	232,938
IDEX Corp.	1,138	237,250
Illinois Tool Works, Inc.	975	241,098
Ingersoll Rand, Inc.	2,593	260,337
Nordson Corp.	976	244,322
Otis Worldwide Corp.	2,432	229,824
Parker-Hannifin Corp.	470	263,745
Pentair PLC	3,078	270,464
Snap-on, Inc.	878	252,012
Stanley Black & Decker, Inc.	2,806	296,370
Xylem, Inc.	1,686	225,081

		2,992,795

Industrial REITs-0.16%
Prologis, Inc.	2,107	265,587

Insurance Brokers-0.79%
Aon PLC, Class A	810	266,093
Arthur J. Gallagher & Co.	915	259,393
Brown & Brown, Inc.	2,595	258,021
Marsh & McLennan Cos., Inc.	1,134	252,395
Willis Towers Watson PLC	926	261,391

		1,297,293

Integrated Oil & Gas-0.45%
Chevron Corp.	1,514	242,952
Exxon Mobil Corp.	2,111	250,343
Occidental Petroleum Corp.	4,046	246,078

		739,373

	Shares	Value

Integrated Telecommunication Services-0.31%
AT&T, Inc.	13,451	$258,932
Verizon Communications, Inc.	5,995	242,917

		501,849

Interactive Home Entertainment-0.30%
Electronic Arts, Inc.	1,780	268,673
Take-Two Interactive Software, Inc.(b)	1,461	219,925

		488,598

Interactive Media & Services-0.44%
Alphabet, Inc., Class A	653	112,016
Alphabet, Inc., Class C	605	104,756
Match Group, Inc.(b)	7,611	290,283
Meta Platforms, Inc., Class A	468	222,220

		729,275

Internet Services & Infrastructure-0.46%
Akamai Technologies, Inc.(b)	2,597	255,233
GoDaddy, Inc., Class A(b)	1,716	249,592
VeriSign, Inc.(b)	1,298	242,739

		747,564

Investment Banking & Brokerage-0.58%
Charles Schwab Corp. (The)	3,241	211,281
Goldman Sachs Group, Inc. (The)	489	248,916
Morgan Stanley.	2,434	251,213
Raymond James Financial, Inc.	2,011	233,276

		944,686

IT Consulting & Other Services-0.82%
Accenture PLC, Class A (Ireland)	811	268,133
Cognizant Technology Solutions Corp., Class A	3,725	281,908
EPAM Systems, Inc.(b)	1,299	279,454
Gartner, Inc.(b)	503	252,098
International Business Machines Corp.	1,390	267,075

		1,348,668

Leisure Products-0.15%
Hasbro, Inc.	3,887	250,556

Life & Health Insurance-0.81%
Aflac, Inc.	2,753	262,581
Globe Life, Inc.	3,077	285,361
MetLife, Inc.	3,407	261,828
Principal Financial Group, Inc.	3,080	251,051
Prudential Financial, Inc.	2,106	263,924

		1,324,745

Life Sciences Tools & Services-1.73%
Agilent Technologies, Inc.	1,785	252,399
Bio-Rad Laboratories, Inc., Class A(b)	812	274,748
Bio-Techne Corp.	3,082	251,460
Charles River Laboratories International, Inc.(b)	1,134	276,809
Danaher Corp.	925	256,299
IQVIA Holdings, Inc.(b)	1,133	278,979
Mettler-Toledo International, Inc.(b)	162	246,407
Revvity, Inc.	2,111	265,163
Thermo Fisher Scientific, Inc.	417	255,763
Waters Corp.(b)	810	272,387
West Pharmaceutical Services, Inc.	652	199,623

		2,830,037

Managed Health Care-0.78%
Centene Corp.(b)	3,406	261,989

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

Managed Health Care-(continued)
Elevance Health, Inc.	436	$231,965
Humana, Inc.	649	234,685
Molina Healthcare, Inc.(b)	771	263,119
UnitedHealth Group, Inc.	485	279,438

		1,271,196

Metal, Glass & Plastic Containers-0.14%
Ball Corp.	3,567	227,682

Movies & Entertainment-0.59%
Live Nation Entertainment, Inc.(b)	2,643	254,230
Netflix, Inc.(b)	326	204,842
Walt Disney Co. (The)	2,427	227,386
Warner Bros. Discovery, Inc.(b)	32,889	284,490

		970,948

Multi-Family Residential REITs-0.86%
AvalonBay Communities, Inc.	1,137	232,994
Camden Property Trust	2,161	239,331
Equity Residential	3,565	248,231
Essex Property Trust, Inc.	813	226,307
Mid-America Apartment Communities, Inc.	1,669	233,276
UDR, Inc.	5,837	233,888

		1,414,027

Multi-line Insurance-0.16%
American International Group, Inc.	3,241	256,784

Multi-Sector Holdings-0.16%
Berkshire Hathaway, Inc., Class B(b)	582	255,207

Multi-Utilities-1.55%
Ameren Corp.	3,402	269,676
CenterPoint Energy, Inc.	7,773	215,701
CMS Energy Corp.	4,047	262,246
Consolidated Edison, Inc.	2,594	252,967
Dominion Energy, Inc.	4,700	251,262
DTE Energy Co.	2,107	253,957
NiSource, Inc.	8,427	263,344
Public Service Enterprise Group, Inc.	3,243	258,694
Sempra	3,082	246,745
WEC Energy Group, Inc.	3,075	264,634

		2,539,226

Office REITs-0.17%
BXP, Inc.	3,887	277,182

Oil & Gas Equipment & Services-0.50%
Baker Hughes Co., Class A	7,618	294,969
Halliburton Co.	7,287	252,713
Schlumberger N.V.	5,510	266,078

		813,760

Oil & Gas Exploration & Production-1.33%
APA Corp.	8,585	267,766
ConocoPhillips	2,111	234,743
Coterra Energy, Inc.	8,911	229,904
Devon Energy Corp.	5,187	243,945
Diamondback Energy, Inc.	1,295	261,991
EOG Resources, Inc.	1,949	247,133
EQT Corp.	5,998	206,991
Hess Corp.	1,623	249,001
Marathon Oil Corp.	8,747	245,353

		2,186,827

Oil & Gas Refining & Marketing-0.46%
Marathon Petroleum Corp.	1,360	240,747

	Shares	Value

Oil & Gas Refining & Marketing-(continued)
Phillips 66	1,723	$250,662
Valero Energy Corp.	1,585	256,326

		747,735

Oil & Gas Storage & Transportation-0.63%
Kinder Morgan, Inc.	12,151	256,751
ONEOK, Inc.	3,076	256,323
Targa Resources Corp.	1,948	263,525
Williams Cos., Inc. (The)	5,830	250,340

		1,026,939

Other Specialized REITs-0.33%
Iron Mountain, Inc.	2,751	282,143
VICI Properties, Inc.	8,424	263,334

		545,477

Other Specialty Retail-0.39%
Bath & Body Works, Inc.	5,508	202,419
Tractor Supply Co.	813	214,079
Ulta Beauty, Inc.(b)	604	220,394

		636,892

Packaged Foods & Meats-1.80%
Campbell Soup Co.	5,351	250,748
Conagra Brands, Inc.	8,423	255,385
General Mills, Inc.	3,569	239,623
Hershey Co. (The)	1,295	255,736
Hormel Foods Corp.	7,779	249,784
J.M. Smucker Co. (The)	2,108	248,639
Kellanova	4,208	244,695
Kraft Heinz Co. (The)	7,295	256,857
Lamb Weston Holdings, Inc.	2,754	165,295
McCormick & Co., Inc.	3,561	274,233
Mondelez International, Inc., Class A	3,568	243,873
Tyson Foods, Inc., Class A	4,377	266,559

		2,951,427

Paper & Plastic Packaging Products & Materials-0.73%
Amcor PLC	23,974	252,446
Avery Dennison Corp.	977	211,843
International Paper Co.	5,344	248,389
Packaging Corp. of America	1,297	259,232
Smurfit WestRock PLC	4,856	217,743

		1,189,653

Passenger Airlines-0.54%
American Airlines Group, Inc.(b)	21,065	224,132
Delta Air Lines, Inc.	4,862	209,163
Southwest Airlines Co.	8,423	226,916
United Airlines Holdings, Inc.(b)	4,856	220,559

		880,770

Passenger Ground Transportation-0.13%
Uber Technologies, Inc.(b)	3,402	219,327

Personal Care Products-0.28%
Estee Lauder Cos., Inc. (The), Class A	2,105	209,679
Kenvue, Inc.	13,127	242,718

		452,397

Pharmaceuticals-1.22%
Bristol-Myers Squibb Co.	5,829	277,227
Catalent, Inc.(b)	4,217	250,237
Eli Lilly and Co.	276	221,979
Johnson & Johnson	1,621	255,875
Merck & Co., Inc.	1,786	202,050

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

Pharmaceuticals-(continued)
Pfizer, Inc.	8,591	$262,369
Viatris, Inc.	23,488	283,265
Zoetis, Inc.	1,363	245,395

		1,998,397

Property & Casualty Insurance-1.54%
Allstate Corp. (The)	1,462	250,177
Arch Capital Group Ltd.(b)	2,431	232,841
Assurant, Inc.	1,457	254,786
Chubb Ltd.	913	251,678
Cincinnati Financial Corp.	2,107	275,216
Hartford Financial Services Group, Inc. (The)	2,428	269,314
Loews Corp.	3,240	259,038
Progressive Corp. (The)	1,136	243,240
Travelers Cos., Inc. (The)	1,136	245,876
W.R. Berkley Corp.	4,539	250,235

		2,532,401

Publishing-0.15%
News Corp., Class A	6,800	187,544
News Corp., Class B	1,949	55,527

		243,071

Rail Transportation-0.48%
CSX Corp.	7,449	261,460
Norfolk Southern Corp.	1,070	267,029
Union Pacific Corp.	1,068	263,508

		791,997

Real Estate Services-0.34%
CBRE Group, Inc., Class A(b)	2,753	310,290
CoStar Group, Inc.(b)	3,239	252,707

		562,997

Regional Banks-0.89%
Citizens Financial Group, Inc.	6,968	297,325
Huntington Bancshares, Inc.	19,278	288,206
M&T Bank Corp.	1,624	279,604
Regions Financial Corp.	12,797	286,269
Truist Financial Corp.	6,800	303,892

		1,455,296

Reinsurance-0.16%
Everest Group Ltd.	648	254,580

Research & Consulting Services-0.60%
Equifax, Inc.	973	271,827
Jacobs Solutions, Inc.	1,689	247,185
Leidos Holdings, Inc.	1,622	234,217
Verisk Analytics, Inc.	864	226,152

		979,381

Restaurants-0.81%
Chipotle Mexican Grill, Inc.(b)	3,569	193,868
Darden Restaurants, Inc.	1,619	236,843
Domino’s Pizza, Inc.	448	192,058
McDonald’s Corp.	932	247,353
Starbucks Corp.	2,921	227,692
Yum! Brands, Inc.	1,719	228,335

		1,326,149

Retail REITs-0.79%
Federal Realty Investment Trust	2,273	253,781
Kimco Realty Corp.	12,641	274,689
Realty Income Corp.	4,532	260,273

	Shares	Value

Retail REITs-(continued)
Regency Centers Corp.	3,886	$261,683
Simon Property Group, Inc.	1,619	248,419

		1,298,845

Self-Storage REITs-0.29%
Extra Space Storage, Inc.	1,462	233,364
Public Storage	812	240,287

		473,651

Semiconductor Materials & Equipment-0.66%
Applied Materials, Inc.	974	206,683
Enphase Energy, Inc.(b)	1,942	223,544
KLA Corp.	295	242,806
Lam Research Corp.	215	198,066
Teradyne, Inc.	1,621	212,610

		1,083,709

Semiconductors-2.05%
Advanced Micro Devices, Inc.(b)	1,460	210,941
Analog Devices, Inc.	976	225,827
Broadcom, Inc.	1,301	209,045
First Solar, Inc.(b)	814	175,816
Intel Corp.	7,779	239,126
Microchip Technology, Inc.	2,593	230,206
Micron Technology, Inc.	1,624	178,348
Monolithic Power Systems, Inc.	298	257,201
NVIDIA Corp.	1,784	208,764
NXP Semiconductors N.V. (China)	815	214,475
ON Semiconductor Corp.(b)	3,245	253,921
Qorvo, Inc.(b)	2,107	252,418
QUALCOMM, Inc.	1,087	196,693
Skyworks Solutions, Inc.	2,269	257,804
Texas Instruments, Inc.	1,194	243,349

		3,353,934

Single-Family Residential REITs-0.14%
Invitation Homes, Inc.	6,647	234,440

Soft Drinks & Non-alcoholic Beverages-0.61%
Coca-Cola Co. (The)	3,731	249,007
Keurig Dr Pepper, Inc.	6,968	238,863
Monster Beverage Corp.(b)	5,019	258,227
PepsiCo, Inc.	1,458	251,753

		997,850

Specialty Chemicals-1.18%
Albemarle Corp.	2,270	212,631
Celanese Corp.	1,666	235,156
DuPont de Nemours, Inc.	2,921	244,488
Eastman Chemical Co.	2,428	250,885
Ecolab, Inc.	973	224,461
International Flavors & Fragrances, Inc.	2,474	246,113
PPG Industries, Inc.	1,820	231,104
Sherwin-Williams Co. (The)	810	284,148

		1,928,986

Steel-0.30%
Nucor Corp.	1,463	238,381
Steel Dynamics, Inc.	1,946	259,246

		497,627

Systems Software-0.95%
CrowdStrike Holdings, Inc., Class A(b)	608	141,032
Fortinet, Inc.(b)	3,890	225,776
Gen Digital, Inc.	9,724	252,727
Microsoft Corp.	489	204,573

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

Systems Software-(continued)
Oracle Corp.	1,685	$234,973
Palo Alto Networks, Inc.(b)	745	241,924
ServiceNow, Inc.(b)	324	263,862

		1,564,867

Technology Distributors-0.14%
CDW Corp.	1,032	225,090

Technology Hardware, Storage & Peripherals-0.97%
Apple, Inc.	1,133	251,617
Hewlett Packard Enterprise Co.	11,018	219,368
HP, Inc.	6,647	239,890
NetApp, Inc.	1,877	238,341
Seagate Technology Holdings PLC	2,270	231,926
Super Micro Computer, Inc.(b)	290	203,479
Western Digital Corp.(b)	3,076	206,246

		1,590,867

Telecom Tower REITs-0.47%
American Tower Corp.	1,139	251,036
Crown Castle, Inc.	2,429	267,384
SBA Communications Corp., Class A	1,139	250,056

		768,476

Timber REITs-0.16%
Weyerhaeuser Co.	8,260	262,338

Tobacco-0.32%
Altria Group, Inc.	5,348	262,105
Philip Morris International, Inc.	2,272	261,644

		523,749

Trading Companies & Distributors-0.49%
Fastenal Co.	3,729	263,827
United Rentals, Inc.	368	278,613
W.W. Grainger, Inc.	263	256,901

		799,341

Transaction & Payment Processing Services-1.21%
Corpay, Inc.(b)	971	283,357
Fidelity National Information Services, Inc.	3,080	236,637
Fiserv, Inc.(b)	1,619	264,820
Global Payments, Inc.	2,486	252,677
Jack Henry & Associates, Inc.	1,459	250,189
Mastercard, Inc., Class A	489	226,754
PayPal Holdings, Inc.(b)	3,891	255,950
Visa, Inc., Class A	814	216,255

		1,986,639

Water Utilities-0.15%
American Water Works Co., Inc.	1,786	254,255

Wireless Telecommunication Services-0.14%
T-Mobile US, Inc.	1,300	236,964

Total Common Stocks & Other Equity Interests (Cost $122,010,293)		123,459,727

	Principal Amount	Value
Equity Linked Notes-3.91%

Diversified Banks-3.91%
Royal Bank of Canada (Invesco S&P 500 Equal Weight ETF), 248.59%, 08/15/2024(d)	$344,000	$314,694
BNP Paribas S.A. (Invesco S&P 500 Equal Weight ETF), 220.00%, 08/19/2024(d)	665,000	640,984
BNP Paribas S.A. (Invesco S&P 500 Equal Weight ETF), 243.72%, 08/16/2024(d)	665,000	640,165
Royal Bank of Canada (Invesco S&P 500 Equal Weight ETF), 194.31%, 08/20/2024(d)	721,000	697,580
Royal Bank of Canada (Invesco S&P 500 Equal Weight ETF), 231.96%, 08/21/2024(d)	577,000	558,275
Royal Bank of Canada (Invesco S&P 500 Equal Weight ETF), 230.11%, 08/22/2024(d)	573,000	550,853
Mizuho Financial Group, Inc. (Invesco S&P 500 Equal Weight ETF), 237.00%, 08/23/2024(d)	521,000	497,706
Citigroup, Inc. (Invesco S&P 500 Equal Weight ETF), 233.84%, 08/26/2024(d)	514,000	503,366
Royal Bank of Canada (Invesco S&P 500 Equal Weight ETF), 203.36%, 08/27/2024(d)	541,000	538,253
BNP Paribas S.A. (Invesco S&P 500 Equal Weight ETF), 243.57%, 08/28/2024(d)	488,000	476,991
BNP Paribas Issuance B.V. (Invesco S&P 500 Equal Weight ETF)	470,000	461,794
Mizuho Bank Ltd. (Invesco S&P 500 Equal Weight ETF)	521,000	521,000

		6,401,661

	Shares
Money Market Funds-20.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(e) (Cost $32,925,068)	32,925,068	32,925,068

TOTAL INVESTMENTS IN SECURITIES-99.33% (Cost $161,535,361)		162,786,456
OTHER ASSETS LESS LIABILITIES-0.67%		1,096,017

NET ASSETS-100.00%		$163,882,473

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)–(continued)

July 31, 2024

(Unaudited)

Investment Abbreviations:

ETF -Exchange-Traded Fund

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Invesco Ltd.	$-	$273,686	$-	$8,739	$-	$282,425	$-

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	39,066,995	(6,141,927)	-	-	32,925,068	52,641

Total	$-	$39,340,681	$(6,141,927)	$8,739	$-	$33,207,493	$52,641

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $5,418,867, which represented 3.31% of the Fund’s Net Assets.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Short Duration Bond ETF (ISDB)

July 31, 2024

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-78.67%
Advertising-0.24%
Lamar Media Corp., 4.88%, 01/15/2029	$25,000	$24,290

Aerospace & Defense-2.53%
Boeing Co. (The)
4.88%, 05/01/2025	97,000	96,331
6.26%, 05/01/2027(b)	11,000	11,243
6.30%, 05/01/2029(b)	18,000	18,626
L3Harris Technologies, Inc., 5.40%, 01/15/2027	22,000	22,321
RTX Corp.
5.00%, 02/27/2026	11,000	11,028
5.75%, 11/08/2026	30,000	30,635
TransDigm, Inc.
6.75%, 08/15/2028(b)	12,000	12,246
6.38%, 03/01/2029(b)	49,000	49,973

		252,403

Agricultural & Farm Machinery-0.86%
AGCO Corp., 5.45%, 03/21/2027	2,000	2,028
CNH Industrial Capital LLC, 5.45%, 10/14/2025	34,000	34,155
John Deere Capital Corp., 5.30%, 09/08/2025	49,000	49,260

		85,443

Apparel, Accessories & Luxury Goods-0.10%
Tapestry, Inc., 7.05%, 11/27/2025	10,000	10,206

Application Software-0.54%
Intuit, Inc.
5.25%, 09/15/2026	17,000	17,250
5.13%, 09/15/2028	36,000	36,873

		54,123

Asset Management & Custody Banks-0.50%
Bank of New York Mellon Corp. (The), 4.98%, 03/14/2030(c)	4,000	4,048
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	10,000	10,077
State Street Corp.
4.99%, 03/18/2027	19,000	19,193
5.68%, 11/21/2029(c)	16,000	16,627

		49,945

Automobile Manufacturers-5.29%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	50,000	48,848
American Honda Finance Corp., 5.80%, 10/03/2025	45,000	45,473
Ford Motor Credit Co. LLC
8.33% (SOFR + 2.95%), 03/06/2026(d)	200,000	206,344
5.85%, 05/17/2027	50,000	50,538
Hyundai Capital America
5.80%, 06/26/2025(b)	30,000	30,138
5.50%, 03/30/2026(b)	9,000	9,062
5.65%, 06/26/2026(b)	19,000	19,210
5.30%, 03/19/2027(b)	17,000	17,140
Mercedes-Benz Finance North America LLC (Germany), 6.31% (SOFR + 0.93%), 03/30/2025(b)(d)	100,000	100,480

		527,233

Automotive Parts & Equipment-0.26%

Phinia, Inc., 6.75%, 04/15/2029(b)	25,000	25,531

Automotive Retail-1.19%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	30,000	30,088

	Principal Amount	Value
Automotive Retail-(continued)
Asbury Automotive Group, Inc., 4.50%, 03/01/2028(e)	$50,000	$47,862
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b) .	25,000	23,321
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	17,000	17,337

		118,608

Biotechnology-0.77%
AbbVie, Inc.
4.80%, 03/15/2027	19,000	19,129
4.80%, 03/15/2029	14,000	14,186
Amgen, Inc., 5.25%, 03/02/2025	43,000	42,968

		76,283

Broadline Retail-0.25%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	25,000	24,440

Cable & Satellite-1.21%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	99,000	98,547
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	22,000	22,425

		120,972

Cargo Ground Transportation-1.04%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
3.95%, 03/10/2025(b)	30,000	29,710
5.75%, 05/24/2026(b)	20,000	20,209
5.35%, 01/12/2027(b)	3,000	3,030
4.40%, 07/01/2027(b)	23,000	22,674
6.05%, 08/01/2028(b)	10,000	10,411
Ryder System, Inc., 5.30%, 03/15/2027	17,000	17,196

		103,230

Construction Machinery & Heavy Transportation Equipment-0.45%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	28,000	28,057
Cummins, Inc., 4.90%, 02/20/2029	17,000	17,286

		45,343

Consumer Finance-2.34%
American Express Co., 5.65%, 04/23/2027(c)	22,000	22,254
Capital One Financial Corp.
3.30%, 10/30/2024	60,000	59,651
7.15%, 10/29/2027(c)	10,000	10,428
6.31%, 06/08/2029(c)	15,000	15,561
Discover Bank, 2.45%, 09/12/2024	100,000	99,621
General Motors Financial Co., Inc., 5.40%, 04/06/2026	26,000	26,135

		233,650

Distributors-0.18%
Genuine Parts Co., 6.50%, 11/01/2028	17,000	18,121

Diversified Banks-18.71%
Bank of America Corp., 5.82%, 09/15/2029(c)	17,000	17,607
Bank of America N.A.
5.65%, 08/18/2025	68,000	68,475
5.53%, 08/18/2026	68,000	69,066
Bank of Montreal (Canada), 5.92%, 09/25/2025 .	53,000	53,540
Barclays PLC (United Kingdom), 7.33%, 11/02/2026(c)	200,000	204,439
Citigroup, Inc., 5.61%, 09/29/2026(c)	80,000	80,357

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Diversified Banks-(continued)
Fifth Third Bancorp
2.38%, 01/28/2025	$16,000	$15,752
6.34%, 07/27/2029(c)	4,000	4,170
Goldman Sachs Bank USA, 5.28%, 03/18/2027(c)	55,000	55,233
JPMorgan Chase & Co.
6.07%, 10/22/2027(c)	25,000	25,654
5.04%, 01/23/2028(c)	17,000	17,079
5.57%, 04/22/2028(c)	16,000	16,302
4.98%, 07/22/2028(c)	54,000	54,287
6.09%, 10/23/2029(c)	17,000	17,836
Series CC, 8.09% (3 mo. Term SOFR + 2.84%)(d)(e)(f)	80,000	80,691
KeyCorp, 6.62% (SOFR + 1.25%), 05/23/2025(d)	22,000	22,023
Macquarie Bank Ltd. (Australia), 5.39%, 12/07/2026(b)	21,000	21,288
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	100,000	99,106
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	250,000	255,779
NatWest Group PLC (United Kingdom), 7.47%, 11/10/2026(c)	200,000	205,321
PNC Financial Services Group, Inc. (The)
5.67%, 10/28/2025(c)	36,000	36,006
5.81%, 06/12/2026(c)	18,000	18,078
6.62%, 10/20/2027(c)	17,000	17,609
Royal Bank of Canada (Canada), 4.88%, 01/19/2027	17,000	17,080
U.S. Bancorp, 6.79%, 10/26/2027(c)	56,000	58,159
UBS AG (Switzerland), 5.80%, 09/11/2025	200,000	201,676
Wells Fargo & Co.
5.71%, 04/22/2028(c)	11,000	11,216
5.57%, 07/25/2029(c)	15,000	15,363
6.30%, 10/23/2029(c)	15,000	15,797
7.63%(c)(e)(f)	15,000	15,993
Wells Fargo Bank N.A.
5.55%, 08/01/2025	47,000	47,258
5.45%, 08/07/2026	28,000	28,380

		1,866,620

Diversified Financial Services-3.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.50%, 07/15/2025	150,000	151,284
6.10%, 01/15/2027	150,000	153,677
LPL Holdings, Inc.
5.70%, 05/20/2027	13,000	13,141
6.75%, 11/17/2028	10,000	10,563

		328,665

Diversified Metals & Mining-0.53%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	32,000	32,364
Glencore Funding LLC (Australia), 5.37%, 04/04/2029(b)	20,000	20,294

		52,658

Diversified Support Services-0.29%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	28,000	28,624

	Principal Amount	Value

Electric Utilities-4.67%
Duke Energy Corp.
5.00%, 12/08/2025	$56,000	$56,075
4.85%, 01/05/2027	21,000	21,089
4.85%, 01/05/2029(e)	4,000	4,017
Eversource Energy, 5.00%, 01/01/2027	15,000	15,044
Exelon Corp., 5.15%, 03/15/2029	8,000	8,134
Georgia Power Co., 6.12% (SOFR + 0.75%), 05/08/2025(d)	36,000	36,136
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026	23,000	22,860
5.60%, 11/13/2026	16,000	16,309
6.19% (SOFR + 0.80%), 02/05/2027(d)(e)	62,000	62,264
4.85%, 02/07/2029	13,000	13,166
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	45,000	45,192
5.75%, 09/01/2025	50,000	50,359
4.95%, 01/29/2026	40,000	40,055
PacifiCorp, 5.10%, 02/15/2029	10,000	10,144
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	25,000	24,824
Wisconsin Public Service Corp., 5.35%, 11/10/2025	40,000	40,220

		465,888

Electrical Components & Equipment-0.68%
Regal Rexnord Corp., 6.05%, 02/15/2026	67,000	67,543

Environmental & Facilities Services-0.93%
GFL Environmental, Inc., 5.13%, 12/15/2026(b)	25,000	24,798
Veralto Corp.
5.50%, 09/18/2026(b)	52,000	52,483
5.35%, 09/18/2028(b)	15,000	15,317

		92,598

Financial Exchanges & Data-0.14%
Nasdaq, Inc., 5.65%, 06/28/2025	14,000	14,045

Health Care Equipment-0.07%
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027(e)	7,000	7,063

Health Care Services-0.83%
Cigna Group (The), 5.69%, 03/15/2026	83,000	83,015

Health Care Supplies-0.84%
Solventum Corp.
5.45%, 02/25/2027(b)	14,000	14,134
5.40%, 03/01/2029(b)	69,000	69,873

		84,007

Hotels, Resorts & Cruise Lines-1.12%
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/2028(b)(e)	25,000	24,992
5.88%, 04/01/2029(b)	24,000	24,205
Hyatt Hotels Corp., 5.38%, 04/23/2025	34,000	33,934
Marriott International, Inc., 4.88%, 05/15/2029	4,000	4,026
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028(b)	25,000	24,921

		112,078

Independent Power Producers & Energy Traders-0.24%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	25,000	24,018

Industrial Machinery & Supplies & Components-0.46%
ESAB Corp., 6.25%, 04/15/2029(b)	25,000	25,384

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Industrial Machinery & Supplies & Components-(continued)
Ingersoll Rand, Inc., 5.20%, 06/15/2027	$11,000	$11,149
Nordson Corp., 5.60%, 09/15/2028	9,000	9,267

		45,800

Industrial REITs-0.06%
LXP Industrial Trust, 6.75%, 11/15/2028	6,000	6,312

Integrated Oil & Gas-1.10%
BP Capital Markets PLC, 4.38%(c)(f)	7,000	6,888
Occidental Petroleum Corp.
5.50%, 12/01/2025	34,000	34,089
5.00%, 08/01/2027	15,000	15,062
5.20%, 08/01/2029	3,000	3,020
Petroleos Mexicanos (Mexico), 6.88%, 10/16/2025	51,000	50,926

		109,985

Integrated Telecommunication Services-0.79%
AT&T, Inc., 5.54%, 02/20/2026	79,000	79,003

Interactive Media & Services-0.24%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	25,000	24,335

Investment Banking & Brokerage-0.75%
Charles Schwab Corp. (The), 5.88%, 08/24/2026	53,000	54,006
Morgan Stanley
5.65%, 04/13/2028(c)	12,000	12,229
5.45%, 07/20/2029(c)	8,000	8,170

		74,405

Life & Health Insurance-3.11%
Athene Global Funding
5.62%, 05/08/2026(b)	39,000	39,360
5.52%, 03/25/2027(b)	17,000	17,222
Corebridge Global Funding
6.68% (SOFR + 1.30%), 09/25/2026(b)(d)	21,000	21,187
5.90%, 09/19/2028(b)	11,000	11,402
5.20%, 06/24/2029(b)	14,000	14,257
Pacific Life Global Funding II
6.44% (SOFR + 1.05%), 07/28/2026(b)(d)	21,000	21,202
5.50%, 08/28/2026(b)	34,000	34,519
Protective Life Global Funding, 5.37%, 01/06/2026(b)	150,000	150,906

		310,055

Managed Health Care-0.73%
Elevance Health, Inc., 5.35%, 10/15/2025	40,000	40,129
Humana, Inc., 5.70%, 03/13/2026	30,000	30,001
UnitedHealth Group, Inc., 4.75%, 07/15/2026	3,000	3,010

		73,140

Metal, Glass & Plastic Containers-0.26%
Ball Corp., 6.88%, 03/15/2028	25,000	25,726

Movies & Entertainment-1.16%
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	116,000	115,997

Multi-Family Residential REITs-0.58%
Camden Property Trust, 5.85%, 11/03/2026	56,000	57,377

	Principal Amount	Value
Multi-Utilities-0.29%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	$22,000	$22,061
DTE Energy Co., 4.95%, 07/01/2027	7,000	7,027

		29,088

Office REITs-0.15%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	14,000	14,884

Oil & Gas Exploration & Production-1.91%
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	54,000	56,763
Diamondback Energy, Inc.
5.20%, 04/18/2027	10,000	10,112
5.15%, 01/30/2030	34,000	34,545
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	25,000	24,597
Pioneer Natural Resources Co., 5.10%, 03/29/2026	12,000	12,070
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	50,000	52,038

		190,125

Oil & Gas Storage & Transportation-2.72%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	5,000	5,080
Energy Transfer L.P., 6.05%, 12/01/2026	76,000	77,755
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	47,000	47,937
Kinder Morgan, Inc., 5.10%, 08/01/2029(e)	19,000	19,199
MPLX L.P., 4.88%, 12/01/2024	60,000	59,839
ONEOK, Inc.
5.85%, 01/15/2026	36,000	36,380
5.55%, 11/01/2026	6,000	6,086
Transcanada Trust (Canada), 5.63%, 05/20/2075(c)	19,000	18,805

		271,081

Packaged Foods & Meats-0.33%
Campbell Soup Co., 5.30%, 03/20/2026	12,000	12,077
General Mills, Inc., 5.24%, 11/18/2025	21,000	21,002

		33,079

Paper & Plastic Packaging Products & Materials-0.75%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	50,000	49,423
Sealed Air Corp., 6.13%, 02/01/2028(b)	25,000	25,194

		74,617

Passenger Airlines-0.22%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	22,028	21,923

Personal Care Products-0.47%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	25,000	23,942
Kenvue, Inc.
5.50%, 03/22/2025	16,000	16,025
5.35%, 03/22/2026	7,000	7,073

		47,040

Pharmaceuticals-1.35%
AstraZeneca Finance LLC (United Kingdom)
4.80%, 02/26/2027	16,000	16,113
4.85%, 02/26/2029(e)	38,000	38,581

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Pharmaceuticals-(continued)
Bristol-Myers Squibb Co., 4.95%, 02/20/2026	$18,000	$18,090
Eli Lilly and Co., 4.50%, 02/09/2027	28,000	28,072
Zoetis, Inc., 5.40%, 11/14/2025	34,000	34,180

		135,036

Real Estate Development-0.77%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028(e)	70,000	76,558

Regional Banks-0.63%
Santander Holdings USA, Inc., 6.12%, 05/31/2027(c)	18,000	18,243
Synovus Financial Corp., 5.20%, 08/11/2025	25,000	24,871
Truist Financial Corp.
6.05%, 06/08/2027(c)	15,000	15,252
7.16%, 10/30/2029(c)	4,000	4,310

		62,676

Retail REITs-0.16%
Realty Income Corp., 5.05%, 01/13/2026	16,000	15,994

Self-Storage REITs-0.65%
Public Storage Operating Co.
6.08% (SOFR + 0.70%), 04/16/2027(d)	52,000	52,180
5.13%, 01/15/2029(e)	12,000	12,297

		64,477

Semiconductors-0.21%
Broadcom, Inc., 5.05%, 07/12/2027(e)	21,000	21,193

Soft Drinks & Non-alcoholic Beverages-0.25%
PepsiCo, Inc.
5.25%, 11/10/2025	11,000	11,093
5.13%, 11/10/2026	14,000	14,195

		25,288

Sovereign Debt-1.79%
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(b)	128,000	132,410
5.88%, 01/30/2029(b)	46,000	46,481

		178,891

Specialized Finance-0.25%
Blackstone Private Credit Fund, 1.75%, 09/15/2024	25,000	24,851

Specialty Chemicals-0.04%
Eastman Chemical Co., 5.00%, 08/01/2029	4,000	4,014

Systems Software-1.40%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029 .	25,000	22,455
Oracle Corp., 5.80%, 11/10/2025	116,000	117,226

		139,681

Technology Hardware, Storage & Peripherals-2.25%
Hewlett Packard Enterprise Co.
5.90%, 10/01/2024	120,000	120,019
6.10%, 04/01/2026	81,000	81,003
Seagate HDD Cayman, 4.09%, 06/01/2029	25,000	23,550

		224,572

Telecom Tower REITs-0.48%
SBA Communications Corp., 3.88%, 02/15/2027	50,000	48,175

	Principal Amount	Value

Tobacco-0.03%
Philip Morris International, Inc., 5.25%, 09/07/2028	$3,000	$3,064

Trading Companies & Distributors-0.21%
Air Lease Corp., 3.38%, 07/01/2025	21,000	20,615

Transaction & Payment Processing Services-1.36%
Block, Inc., 2.75%, 06/01/2026	50,000	47,604
Fiserv, Inc., 5.15%, 03/15/2027	87,000	88,039

		135,643

Wireless Telecommunication Services-0.67%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	37,500	37,384
T-Mobile USA, Inc.
3.50%, 04/15/2025	21,000	20,708
4.95%, 03/15/2028	9,000	9,067

		67,159

Total U.S. Dollar Denominated Bonds & Notes (Cost $7,751,716)		7,848,502

Asset-Backed Securities-7.81%
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-3A, Class A, 4.62%, 02/20/2027(b)	100,000	99,120
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	100,000	100,275
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	100,000	101,360
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	25,000	25,501
OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	80,191	80,663
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)(h)	89,641	91,943
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	28,928	30,317
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	37,000	37,966
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	10,000	10,033
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	28,000	27,862
UBS Commercial Mortgage Trust, Series 2017- C6, Class AS, 3.93%, 12/15/2050(g)	50,000	46,431
Verus Securitization Trust, Series 2021-R3, Class A1, 1.02%, 04/25/2064(b)(g)	76,340	69,582
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	56,000	57,861

Total Asset-Backed Securities (Cost $762,874)		778,914

U.S. Treasury Securities-1.56%

U.S. Treasury Bills-0.26%
5.27%, 09/05/2024(i)(j)	26,000	25,866

U.S. Treasury Notes-1.30%
4.38%, 07/31/2026	23,800	23,853

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
U.S. Treasury Notes-(continued)
4.38%, 07/15/2027	$92,000	$92,787
4.00%, 07/31/2029	12,900	12,945

		129,585

Total U.S. Treasury Securities (Cost $154,804)		155,451

	Shares
Preferred Stocks-0.79%
Diversified Financial Services-0.29%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(c)	1,100	29,491

Investment Banking & Brokerage-0.50%
Goldman Sachs Group, Inc. (The), Series P, Pfd., 8.46% (3 mo. Term SOFR + 3.14%)(d)(e)(f)	50,000	50,033

Total Preferred Stocks (Cost $76,100)		79,524

	Principal Amount
Agency Credit Risk Transfer Notes-0.64%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 7.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)(k)	$23,630	24,287
Freddie Mac, Series 2023-DNA1, Class M1, STACR®, 7.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)(l)	38,697	39,512

Total Agency Credit Risk Transfer Notes (Cost $62,327)		63,799

	Shares	Value
Money Market Funds-9.30%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(m)(n) (Cost $927,481)	927,481	$927,481

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.77% (Cost $9,735,302)		9,853,671

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.22%
Invesco Private Government Fund, 5.30%(m)(n)(o)	87,767	87,767
Invesco Private Prime Fund, 5.48%(m)(n)(o)	333,216	333,316

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $421,083)		421,083

TOTAL INVESTMENTS IN SECURITIES-102.99% (Cost $10,156,385)		10,274,754
OTHER ASSETS LESS LIABILITIES-(2.99)%		(298,490)

NET ASSETS-100.00%		$9,976,264

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)–(continued)

July 31, 2024

(Unaudited)

Investment Abbreviations:

Pfd.	-Preferred

REIT	-Real Estate Investment Trust

SOFR	-Secured Overnight Financing Rate

STACR®	-Structured Agency Credit Risk

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $2,613,805, which represented 26.20% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2024.
(e)	All or a portion of this security was out on loan at July 31, 2024.
(f)	Perpetual bond with no specified maturity date.
(g)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2024.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	$25,867 was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(l)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(m)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$186,143	$3,369,823	$(2,628,485)	$-	$-	$927,481	$22,333

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	98,240	1,921,553	(1,932,026)	-	-	87,767	4,165	*

Invesco Private Prime Fund	252,715	3,344,948	(3,264,433)	12	74	333,316	11,338	*

Total	$537,098	$8,636,324	$(7,824,944)	$12	$74	$1,348,564	$37,836

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk

U.S. Treasury 2 Year Notes	17	September-2024	$3,491,242	$26,748	$26,748

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 5 Year Notes	1	September-2024	(107,890)	(2,033)	(2,033)

Total Futures Contracts				$24,715	$24,715

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Total Return Bond ETF (GTO)

July 31, 2024

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-45.38%
Aerospace & Defense-1.22%
BAE Systems PLC (United Kingdom)
5.00%, 03/26/2027(b)	$ 1,974,000	$1,984,150
5.13%, 03/26/2029(b)	1,276,000	1,293,251
5.50%, 03/26/2054(b)(c)	1,031,000	1,033,045
Boeing Co. (The)
6.26%, 05/01/2027(b)	386,000	394,530
6.30%, 05/01/2029(b)	659,000	681,942
6.39%, 05/01/2031(b)(c)	615,000	642,373
6.53%, 05/01/2034(b)	3,816,000	4,007,329
6.86%, 05/01/2054(b)	407,000	431,271
L3Harris Technologies, Inc., 5.40%, 07/31/2033	86,000	87,639
Lockheed Martin Corp.
5.10%, 11/15/2027	63,000	64,233
4.50%, 02/15/2029	606,000	607,753
4.80%, 08/15/2034	1,915,000	1,922,285
5.90%, 11/15/2063	42,000	46,015
RTX Corp.
5.75%, 01/15/2029	499,000	521,325
5.15%, 02/27/2033	218,000	221,211
6.40%, 03/15/2054	281,000	315,997
TransDigm, Inc.
6.75%, 08/15/2028(b)	681,000	694,941
6.38%, 03/01/2029(b)	1,089,000	1,110,617
6.63%, 03/01/2032(b)	2,642,000	2,705,611

		18,765,518

Agricultural & Farm Machinery-0.23%
AGCO Corp.
5.45%, 03/21/2027	389,000	394,386
5.80%, 03/21/2034(c)	916,000	933,356
John Deere Capital Corp.
4.70%, 06/10/2030(c)	305,000	309,066
5.10%, 04/11/2034	1,868,000	1,909,398

		3,546,206

Air Freight & Logistics-0.47%
GXO Logistics, Inc.
6.25%, 05/06/2029	1,574,000	1,633,100
6.50%, 05/06/2034	945,000	984,038
United Parcel Service, Inc.
5.15%, 05/22/2034(c)	1,245,000	1,270,703
5.50%, 05/22/2054(c)	1,738,000	1,757,973
5.60%, 05/22/2064(c)	1,641,000	1,663,163

		7,308,977

Apparel, Accessories & Luxury Goods-0.04%
Tapestry, Inc.
7.05%, 11/27/2025	365,000	372,512
7.00%, 11/27/2026	274,000	283,349

		655,861

Application Software-0.09%
Constellation Software, Inc. (Canada), 5.46%, 02/16/2034(b)	463,000	474,275
Intuit, Inc., 5.20%, 09/15/2033(c)	334,000	343,785
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	497,000	506,537

		1,324,597

	Principal Amount	Value

Asset Management & Custody Banks-1.00%
Ameriprise Financial, Inc.
5.70%, 12/15/2028	$ 516,000	$536,105
5.15%, 05/15/2033	240,000	243,809
Ares Capital Corp.
5.88%, 03/01/2029	506,000	507,948
5.95%, 07/15/2029	853,000	856,068
Bank of New York Mellon Corp. (The)
4.89%, 07/21/2028(d)	2,464,000	2,473,667
4.98%, 03/14/2030(c)(d)	251,000	253,996
5.06%, 07/22/2032(d)	1,461,000	1,479,770
5.83%, 10/25/2033(d)	51,000	53,995
5.19%, 03/14/2035(d)	214,000	215,939
5.61%, 07/21/2039(c)(d)	1,213,000	1,232,719
Series I, 3.75%(d)(e)	53,000	49,040
Series J, 4.97%, 04/26/2034(d)	119,000	118,744
Blackstone Secured Lending Fund
2.13%, 02/15/2027	771,000	706,944
5.88%, 11/15/2027	1,025,000	1,032,921
Northern Trust Corp., 6.13%, 11/02/2032	59,000	63,628
State Street Corp.
5.68%, 11/21/2029(c)(d)	702,000	729,483
6.12%, 11/21/2034(d)	431,000	458,708
Series J, 6.70%(c)(d)(e)	4,336,000	4,341,280

		15,354,764

Automobile Manufacturers-1.71%
American Honda Finance Corp.
6.09% (SOFR + 0.71%), 01/09/2026(f)	3,059,000	3,069,558
4.90%, 01/10/2034(c)	1,026,000	1,021,035
Daimler Truck Finance North America LLC (Germany)
5.00%, 01/15/2027(b)	747,000	749,714
5.38%, 01/18/2034(b)(c)	556,000	564,430
Ford Motor Credit Co. LLC
6.95%, 06/10/2026(c)	993,000	1,020,200
7.35%, 11/04/2027	889,000	936,833
6.80%, 05/12/2028	896,000	934,767
6.80%, 11/07/2028	1,007,000	1,056,109
7.20%, 06/10/2030	879,000	939,951
7.12%, 11/07/2033	1,039,000	1,110,030
Hyundai Capital America
5.88%, 04/07/2025(b)	4,000	4,012
5.65%, 06/26/2026(b)(c)	275,000	278,037
5.60%, 03/30/2028(b)	201,000	205,132
5.35%, 03/19/2029(b)(c)	320,000	325,068
5.80%, 04/01/2030(b)	42,000	43,584
Mercedes-Benz Finance North America LLC (Germany)
4.80%, 01/11/2027(b)(c)	1,543,000	1,550,591
5.10%, 08/03/2028(b)(c)	776,000	789,356
4.85%, 01/11/2029(b)(c)	1,001,000	1,010,711
5.00%, 01/11/2034(b)(c)	337,000	336,497
5.13%, 08/01/2034(b)	6,117,000	6,127,648
Toyota Motor Credit Corp.
5.25%, 09/11/2028	199,000	204,444
5.10%, 03/21/2031	1,422,000	1,452,054

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Automobile Manufacturers-(continued)
Volkswagen Group of America Finance LLC (Germany)
5.25%, 03/22/2029(b)(c)	$ 1,429,000	$1,445,959
5.60%, 03/22/2034(b)(c)	1,213,000	1,234,006

		26,409,726

Automotive Parts & Equipment-0.66%
ERAC USA Finance LLC
5.00%, 02/15/2029(b)	489,000	497,043
4.90%, 05/01/2033(b)	237,000	236,515
5.20%, 10/30/2034(b)	680,000	690,471
Phinia, Inc., 6.75%, 04/15/2029(b)	2,000,000	2,042,518
ZF North America Capital, Inc. (Germany)
6.88%, 04/14/2028(b)	2,787,000	2,858,657
7.13%, 04/14/2030(b)	1,407,000	1,461,794
6.75%, 04/23/2030(b)	880,000	897,832
6.88%, 04/23/2032(b)	1,470,000	1,520,815

		10,205,645

Automotive Retail-0.15%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(c)	345,000	347,627
AutoZone, Inc., 5.20%, 08/01/2033	257,000	258,799
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	1,555,000	1,631,783

		2,238,209

Biotechnology-0.51%
AbbVie, Inc.
4.80%, 03/15/2029(c)	1,869,000	1,893,897
4.95%, 03/15/2031(c)	936,000	954,726
5.05%, 03/15/2034	1,471,000	1,498,763
5.35%, 03/15/2044	443,000	450,520
5.40%, 03/15/2054	1,079,000	1,093,898
5.50%, 03/15/2064(c)	870,000	880,628
Amgen, Inc.
5.25%, 03/02/2025	136,000	135,899
5.15%, 03/02/2028	175,000	177,440
5.25%, 03/02/2030	80,000	82,158
Gilead Sciences, Inc.
5.25%, 10/15/2033(c)	351,000	361,050
5.55%, 10/15/2053(c)	350,000	357,942

		7,886,921

Building Products-0.04%
Carrier Global Corp., 5.90%, 03/15/2034	137,000	146,659
HP Communities LLC
5.78%, 03/15/2046(b)	150,000	139,430
5.86%, 09/15/2053(b)	100,000	90,806
Lennox International, Inc., 5.50%, 09/15/2028	276,000	283,139

		660,034

Cable & Satellite-0.17%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029(b)(c)	472,000	459,865
7.38%, 03/01/2031(b)(c)	732,000	739,646

	Principal Amount	Value
Cable & Satellite-(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
5.05%, 03/30/2029	$ 4,000	$3,926
6.65%, 02/01/2034(c)	594,000	614,201
Comcast Corp., 5.50%, 11/15/2032	115,000	120,132
Cox Communications, Inc.
5.70%, 06/15/2033(b)	78,000	79,400
5.80%, 12/15/2053(b)	596,000	583,874

		2,601,044

Cargo Ground Transportation-0.09%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75%, 05/24/2026(b)	69,000	69,721
5.35%, 01/12/2027(b)	201,000	202,993
5.70%, 02/01/2028(b)	76,000	77,816
5.55%, 05/01/2028(b)	157,000	160,459
6.05%, 08/01/2028(b)	240,000	249,870
6.20%, 06/15/2030(b)	70,000	74,446
Ryder System, Inc., 6.60%, 12/01/2033(c)	548,000	598,976

		1,434,281

Commercial & Residential Mortgage Finance-0.16%
Aviation Capital Group LLC
6.25%, 04/15/2028(b)	128,000	132,346
6.75%, 10/25/2028(b)	429,000	453,157
6.38%, 07/15/2030(b)	278,000	293,080
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	834,000	859,386
Radian Group, Inc., 6.20%, 05/15/2029	772,000	797,218

		2,535,187

Communications Equipment-0.01%
Cisco Systems, Inc., 5.30%, 02/26/2054	226,000	227,935

Construction Machinery & Heavy Transportation Equipment-0.44%
Cummins, Inc.
4.90%, 02/20/2029	774,000	787,020
5.45%, 02/20/2054	658,000	662,164
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(b)	616,000	597,672
SMBC Aviation Capital Finance DAC (Ireland)
5.30%, 04/03/2029(b)(c)	1,551,000	1,570,435
5.70%, 07/25/2033(b)	991,000	1,009,426
5.55%, 04/03/2034(b)(c)	2,209,000	2,226,113

		6,852,830

Consumer Electronics-0.25%
LG Electronics, Inc. (South Korea)
5.63%, 04/24/2027(b)(c)	1,169,000	1,184,540
5.63%, 04/24/2029(b)(c)	1,108,000	1,139,017
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	1,694,000	1,571,273

		3,894,830

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Consumer Finance-0.75%
American Express Co.
5.65%, 04/23/2027(d)	$ 1,919,000	$1,941,101
5.53%, 04/25/2030(c)(d)	1,726,000	1,777,652
5.92%, 04/25/2035(c)(d)	1,573,000	1,641,144
Capital One Financial Corp.
7.15%, 10/29/2027(d)	222,000	231,497
6.31%, 06/08/2029(d)	168,000	174,286
7.62%, 10/30/2031(d)	268,000	299,857
6.38%, 06/08/2034(d)	151,000	158,449
FirstCash, Inc.
4.63%, 09/01/2028(b)	3,000,000	2,868,604
6.88%, 03/01/2032(b)	2,414,000	2,444,453
General Motors Financial Co., Inc., 5.40%, 04/06/2026	38,000	38,197

		11,575,240

Consumer Staples Merchandise Retail-0.01%
Dollar General Corp., 5.50%, 11/01/2052	66,000	64,009
Target Corp., 4.80%, 01/15/2053(c)	93,000	86,846

		150,855

Distillers & Vintners-0.00%
Constellation Brands, Inc., 4.90%, 05/01/2033	47,000	46,415

Distributors-0.10%
Genuine Parts Co.
6.50%, 11/01/2028	704,000	750,403
6.88%, 11/01/2033	744,000	833,871

		1,584,274

Diversified Banks-7.91%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	280,000	272,994
Australia and New Zealand Banking Group Ltd. (Australia)
6.74%, 12/08/2032(b)	817,000	884,342
6.75%(b)(d)(e)	636,000	642,661
Banco Bilbao Vizcaya Argentaria S.A. (Spain)
7.88%, 11/15/2034(d)	800,000	898,652
9.38%(c)(d)(e)	622,000	672,210
Banco Santander S.A. (Spain)
6.53%, 11/07/2027(d)	800,000	825,990
5.55%, 03/14/2028(d)	1,200,000	1,210,535
5.37%, 07/15/2028(d)	2,200,000	2,220,954
5.44%, 07/15/2031	2,650,000	2,695,888
8.00%(d)(e)	1,904,762	1,926,829
9.63%(c)(d)(e)	1,400,000	1,527,975
9.63%(d)(e)	1,600,000	1,830,176
Bank of America Corp.
6.44% (SOFR + 1.05%), 02/04/2028(f)	91,000	91,638
4.95%, 07/22/2028(d)	48,000	48,140
5.20%, 04/25/2029(c)(d)	405,000	410,027
Bank of Montreal (Canada)
5.30%, 06/05/2026	121,000	122,171
7.70%, 05/26/2084(c)(d)	1,796,000	1,853,097
7.30%, 11/26/2084(d)	2,140,000	2,166,296
Bank of Nova Scotia (The) (Canada)
8.63%, 10/27/2082(d)	853,000	905,716
8.00%, 01/27/2084(c)(d)	932,000	978,481

	Principal Amount	Value

Diversified Banks-(continued)
Banque Federative du Credit Mutuel S.A. (France), 5.19%, 02/16/2028(b)	$ 2,706,000	$2,734,252
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(c)(d)	676,000	733,327
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(d)	663,000	681,460
BPCE S.A. (France)
5.20%, 01/18/2027(b)	709,000	713,941
5.28%, 05/30/2029(b)(c)	808,000	820,337
5.72%, 01/18/2030(b)(d)	202,000	205,376
Citibank N.A.
4.93%, 08/06/2026	2,714,000	2,721,107
5.57%, 04/30/2034	1,836,000	1,910,497
Citigroup, Inc.
5.17%, 02/13/2030(c)(d)	468,000	473,264
3.98%, 03/20/2030(d)	8,000	7,689
6.17%, 05/25/2034(d)	298,000	309,495
5.83%, 02/13/2035(c)(d)	1,270,000	1,287,784
Series AA, 7.63%(d)(e)	2,437,000	2,540,527
Series BB, 7.20%(d)(e)	2,070,000	2,126,592
Series CC, 7.13%(d)(e)	1,629,000	1,634,304
Series DD, 7.00%(c)(d)(e)	2,828,000	2,875,812
Series P, 5.95%(d)(e)	257,000	255,482
Series Z, 7.38%(c)(d)(e)	2,388,000	2,454,737
Comerica, Inc., 5.98%, 01/30/2030(d)	245,000	245,678
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(c)(d)	652,000	631,384
Corp Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	915,000	924,813
Corp. Andina de Fomento (Supranational), 1.25%, 10/26/2024	2,769,000	2,738,834
Credit Agricole S.A. (France)
5.34%, 01/10/2030(b)(d)	985,000	993,221
6.25%, 01/10/2035(b)(d)	269,000	279,189
Federation des caisses Desjardins du Quebec (Canada)
5.28%, 01/23/2026(b)(d)	446,000	445,857
4.55%, 08/23/2027(b)	774,000	768,127
Fifth Third Bancorp
2.38%, 01/28/2025	59,000	58,084
1.71%, 11/01/2027(d)	68,000	63,222
6.34%, 07/27/2029(d)	44,000	45,869
4.77%, 07/28/2030(d)	135,000	132,707
5.63%, 01/29/2032(d)	391,000	397,640
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	2,071,000	2,079,789
HSBC Holdings PLC (United Kingdom)
5.60%, 05/17/2028(d)	1,682,000	1,705,605
5.21%, 08/11/2028(d)	656,000	660,622
8.11%, 11/03/2033(c)(d)	685,000	793,616
7.40%, 11/13/2034(d)	506,000	562,500
6.33%, 03/09/2044(d)	664,000	715,179
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(d)	991,000	1,005,267

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co.
5.57%, 04/22/2028(d)	$ 1,392,000	$1,418,295
4.85%, 07/25/2028(d)	50,000	50,083
5.30%, 07/24/2029(c)(d)	257,000	261,633
6.09%, 10/23/2029(d)	348,000	365,105
5.01%, 01/23/2030(d)	262,000	264,228
5.58%, 04/22/2030(d)	1,110,000	1,144,879
3.70%, 05/06/2030(d)	2,000	1,904
5.00%, 07/22/2030(d)	2,464,000	2,482,902
5.72%, 09/14/2033(d)	122,000	126,410
6.25%, 10/23/2034(d)	537,000	581,530
5.34%, 01/23/2035(d)	207,000	210,353
5.29%, 07/22/2035(d)	5,702,000	5,784,246
Series NN, 6.88%(c)(d)(e)	878,000	909,392
KeyBank N.A.
3.30%, 06/01/2025	590,000	578,995
4.15%, 08/08/2025(c)	330,000	325,800
5.85%, 11/15/2027(c)	571,000	578,763
KeyCorp
6.62% (SOFR + 1.25%), 05/23/2025(f)	124,000	124,130
2.55%, 10/01/2029	61,000	53,384
Manufacturers & Traders Trust Co.
2.90%, 02/06/2025(c)	755,000	744,519
4.70%, 01/27/2028	798,000	785,505
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.02%, 07/20/2028(d)	679,000	684,091
5.26%, 04/17/2030(d)	1,796,000	1,826,664
5.41%, 04/19/2034(c)(d)	542,000	559,333
5.43%, 04/17/2035(d)	1,723,000	1,762,805
8.20%(c)(d)(e)	2,281,000	2,480,248
Mizuho Financial Group, Inc. (Japan)
5.78%, 07/06/2029(d)	570,000	586,779
5.38%, 07/10/2030(c)(d)	1,959,000	1,996,443
5.75%, 07/06/2034(c)(d)	705,000	734,525
5.59%, 07/10/2035(d)	2,542,000	2,598,958
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	548,000	547,763
5.88%, 10/30/2026	896,000	916,711
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	272,000	277,707
National Securities Clearing Corp.
5.10%, 11/21/2027(b)	1,096,000	1,114,972
5.00%, 05/30/2028(b)	560,000	567,723
PNC Financial Services Group, Inc. (The)
6.62%, 10/20/2027(d)	367,000	380,137
5.58%, 06/12/2029(d)	280,000	286,632
6.04%, 10/28/2033(d)	66,000	69,565
5.07%, 01/24/2034(d)	86,000	85,120
6.88%, 10/20/2034(d)	302,000	336,245
Series V, 6.20%(d)(e)	122,000	121,988
Series W, 6.25%(d)(e)	207,000	202,311
Royal Bank of Canada (Canada)
6.10% (SOFR + 0.71%), 01/21/2027(f)	82,000	82,165
4.95%, 02/01/2029	172,000	174,267
5.00%, 02/01/2033	109,000	110,047
7.50%, 05/02/2084(c)(d)	2,123,000	2,210,124

	Principal Amount	Value
Diversified Banks-(continued)
Standard Chartered PLC (United Kingdom)
6.19%, 07/06/2027(b)(c)(d)	$ 523,000	$532,656
6.75%, 02/08/2028(b)(d)	448,000	464,928
7.02%, 02/08/2030(b)(d)	525,000	563,725
2.68%, 06/29/2032(b)(d)	810,000	680,732
7.75%(b)(d)(e)	1,587,000	1,626,275
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(d)(e)	2,371,000	2,394,471
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 03/09/2026(b)	555,000	562,012
5.65%, 09/14/2026(b)	558,000	567,027
5.55%, 09/14/2028(b)	687,000	709,058
5.20%, 03/07/2029(b)	1,170,000	1,196,038
5.35%, 03/07/2034(b)	928,000	952,239
Synovus Bank, 5.63%, 02/15/2028(c) .	980,000	969,906
Toronto-Dominion Bank (The) (Canada)
8.13%, 10/31/2082(d)	701,000	732,614
7.25%, 07/31/2084(c)(d)	2,305,000	2,321,856
U.S. Bancorp
5.78%, 06/12/2029(d)	214,000	220,435
5.38%, 01/23/2030(d)	511,000	521,156
4.97%, 07/22/2033(d)	47,000	45,304
4.84%, 02/01/2034(d)	181,000	175,599
5.84%, 06/12/2034(d)	213,000	221,206
UBS AG (Switzerland)
3.63%, 09/09/2024	734,000	732,371
5.65%, 09/11/2028	674,000	697,994
Wells Fargo & Co.
5.71%, 04/22/2028(d)	862,000	878,935
4.81%, 07/25/2028(d)	34,000	33,919
5.57%, 07/25/2029(d)	178,000	182,311
6.30%, 10/23/2029(d)	239,000	251,702
5.20%, 01/23/2030(d)	292,000	295,620
4.90%, 07/25/2033(d)	31,000	30,484
5.39%, 04/24/2034(d)	97,000	98,168
5.56%, 07/25/2034(d)	463,000	473,568
5.50%, 01/23/2035(d)	427,000	435,427
6.85%(c)(d)(e)	1,797,000	1,823,109
7.63%(c)(d)(e)	201,000	214,300
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	809,000	891,944

		121,920,426

Diversified Capital Markets-0.33%
Credit Suisse Group AG (Switzerland)
4.50%(b)(d)(e)(g)	332,000	39,840
5.25%(b)(d)(e)(g)	271,000	32,520
UBS Group AG (Switzerland)
5.71%, 01/12/2027(b)(d)	491,000	494,308
5.43%, 02/08/2030(b)(d)	527,000	535,177
6.30%, 09/22/2034(b)(d)	651,000	693,128
5.70%, 02/08/2035(b)(d)	441,000	451,454
Series 28, 9.25%(b)(d)(e)	784,000	855,516
Series 31, 7.75%(b)(d)(e)	1,184,000	1,219,977
Series 33, 9.25%(b)(c)(d)(e)	721,000	817,726

		5,139,646

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Diversified Chemicals-0.18%
Sasol Financing USA LLC (South Africa)
4.38%, 09/18/2026(c)	$ 682,000	$653,370
8.75%, 05/03/2029(b)(c)	1,262,000	1,309,172
5.50%, 03/18/2031	863,000	751,399

		2,713,941

Diversified Financial Services-1.64%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10%, 01/19/2029	429,000	431,881
6.95%, 03/10/2055(d)	1,016,000	1,027,809
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/2031(b)	727,000	731,887
AMC East Communities LLC, 6.01%, 01/15/2053(b)	182,558	172,514
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	184,000	188,879
Apollo Global Management, Inc.
6.38%, 11/15/2033(c)	444,000	480,989
5.80%, 05/21/2054	1,051,000	1,059,763
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 05/04/2028(b)	409,000	423,075
5.75%, 03/01/2029(b)(c)	1,068,000	1,087,630
5.75%, 11/15/2029(b)	1,330,000	1,354,955
BlackRock Funding, Inc.
4.90%, 01/08/2035(c)	820,000	824,361
5.35%, 01/08/2055	807,000	809,559
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	1,550,000	1,543,543
Corebridge Financial, Inc.
6.05%, 09/15/2033(b)	308,000	324,420
5.75%, 01/15/2034	566,000	583,091
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	1,914,000	1,917,466
LPL Holdings, Inc., 5.70%, 05/20/2027(c)	1,353,000	1,367,666
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 03/26/2029(b)	543,000	557,685
6.50%, 03/26/2031(b)	640,000	664,693
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	214,546	176,874
Nuveen LLC
5.55%, 01/15/2030(b)	609,000	624,783
5.85%, 04/15/2034(b)	955,000	983,713
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	1,730,000	1,721,933
Pacific Beacon LLC
5.38%, 07/15/2026(b)	37,308	37,434
5.51%, 07/15/2036(b)	500,000	484,453
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(h)	5,606,000	3,814,294
Pershing Square Holdings Ltd., 3.25%, 10/01/2031(b)	2,300,000	1,891,222

		25,286,572

	Principal Amount	Value

Diversified Metals & Mining-0.31%
BHP Billiton Finance (USA) Ltd. (Australia)
5.10%, 09/08/2028	$ 412,000	$419,823
5.25%, 09/08/2030	295,000	305,133
5.25%, 09/08/2033	531,000	543,789
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	674,000	651,160
Glencore Funding LLC (Australia)
6.44% (SOFR + 1.06%), 04/04/2027(b)(f)	824,000	825,917
5.37%, 04/04/2029(b)	879,000	891,924
5.63%, 04/04/2034(b)	584,000	588,645
5.89%, 04/04/2054(b)	540,000	529,052

		4,755,443

Diversified REITs-0.06%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(b)	90,142	82,876
Fort Moore Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	172,702
VICI Properties L.P.
5.75%, 04/01/2034(c)	386,000	392,125
6.13%, 04/01/2054	277,000	273,939

		921,642

Diversified Support Services-0.08%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	568,000	596,146
Ritchie Bros. Holdings, Inc. (Canada)
6.75%, 03/15/2028(b)	197,000	201,387
7.75%, 03/15/2031(b)	432,000	454,790

		1,252,323

Drug Retail-0.06%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	961,000	955,735

Electric Utilities-2.75%
Alabama Power Co., 5.85%, 11/15/2033	254,000	271,034
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	556,000	595,086
American Electric Power Co., Inc.
5.75%, 11/01/2027	60,000	61,784
5.20%, 01/15/2029(c)	516,000	522,956
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/2028	160,000	163,311
Series AJ, 4.85%, 10/01/2052	87,000	79,713
Consolidated Edison Co. of New York, Inc.
5.50%, 03/15/2034(c)	209,000	218,351
5.90%, 11/15/2053	293,000	309,108
Constellation Energy Generation LLC
6.13%, 01/15/2034(c)	215,000	229,552
6.50%, 10/01/2053	109,000	120,104
5.75%, 03/15/2054	744,000	741,881
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	137,000	152,510

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Electric Utilities-(continued)
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	$ 98,000	$96,667
Duke Energy Corp.
4.85%, 01/05/2029(c)	827,000	830,491
5.00%, 08/15/2052	80,000	71,831
Duke Energy Indiana LLC, 5.40%, 04/01/2053	129,000	126,680
Edison International, 7.88%, 06/15/2054(d)	1,514,000	1,588,489
Electricite de France S.A. (France)
5.70%, 05/23/2028(b)	336,000	345,516
9.13%(b)(d)(e)	685,000	760,646
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	872,000	890,580
Entergy Corp., 7.13%, 12/01/2054(c)(d)	883,000	885,612
Evergy Metro, Inc., 4.95%, 04/15/2033	89,000	88,691
Eversource Energy
5.00%, 01/01/2027	639,000	640,880
5.50%, 01/01/2034(c)	373,000	376,045
Exelon Corp.
5.15%, 03/15/2029(c)	447,000	454,481
5.45%, 03/15/2034	733,000	748,095
5.60%, 03/15/2053	960,000	952,904
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	42,000	42,535
Florida Power & Light Co., 4.80%, 05/15/2033	83,000	82,907
Georgia Power Co., 4.95%, 05/17/2033	94,000	94,057
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	3,454,000	3,414,152
MidAmerican Energy Co.
5.35%, 01/15/2034	91,000	94,485
5.85%, 09/15/2054	164,000	172,908
5.30%, 02/01/2055(c)	825,000	807,320
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/2029	1,921,000	1,945,512
5.00%, 02/07/2031(c)	642,000	650,359
5.80%, 01/15/2033	45,000	47,586
7.13%, 09/15/2053(d)	2,374,000	2,477,485
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	125,000	125,533
4.90%, 03/15/2029(c)	1,061,000	1,068,872
5.25%, 03/15/2034	1,057,000	1,066,332
5.55%, 03/15/2054	1,069,000	1,056,875
6.75%, 06/15/2054(c)(d)	763,000	795,018
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	463,000	461,203
Ohio Power Co., 5.65%, 06/01/2034	1,002,000	1,030,672
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	72,000	72,493
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	526,000	553,218
PacifiCorp
5.10%, 02/15/2029	482,000	488,941
5.30%, 02/15/2031(c)	651,000	661,635
5.45%, 02/15/2034(c)	597,000	603,899
5.80%, 01/15/2055	531,000	527,579

	Principal Amount	Value

Electric Utilities-(continued)
Public Service Co. of Colorado, 5.25%, 04/01/2053	$ 98,000	$92,588
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	137,000	141,364
Public Service Electric and Gas Co., 5.13%, 03/15/2053	70,000	68,011
San Diego Gas & Electric Co.
5.35%, 04/01/2053	231,000	226,309
5.55%, 04/15/2054	1,441,000	1,456,523
Sierra Pacific Power Co., 5.90%, 03/15/2054	112,000	116,606
Southern Co. (The)
5.70%, 10/15/2032	49,000	51,282
Series B, 4.00%, 01/15/2051(d)	1,540,000	1,498,758
Southwestern Electric Power Co., 5.30%, 04/01/2033	87,000	86,850
Union Electric Co., 5.20%, 04/01/2034(c)	1,269,000	1,290,125
Virginia Electric and Power Co.
5.00%, 04/01/2033	98,000	97,822
5.35%, 01/15/2054	309,000	302,084
Vistra Operations Co. LLC
5.63%, 02/15/2027(b)	3,000,000	2,978,829
7.75%, 10/15/2031(b)	847,000	895,601
6.88%, 04/15/2032(b)	1,368,000	1,408,830
6.95%, 10/15/2033(b)	260,000	282,617
6.00%, 04/15/2034(b)	639,000	654,406

		42,313,179

Electrical Components & Equipment-0.21%
EnerSys, 4.38%, 12/15/2027(b)	3,000,000	2,882,703
Regal Rexnord Corp.
6.30%, 02/15/2030	73,000	76,173
6.40%, 04/15/2033(c)	237,000	247,670

		3,206,546

Electronic Manufacturing Services-0.05%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	760,000	775,218

Environmental & Facilities Services-0.23%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	962,000	990,441
Republic Services, Inc.
4.88%, 04/01/2029	563,000	569,021
5.00%, 12/15/2033	389,000	391,260
5.00%, 04/01/2034	60,000	60,323
Veralto Corp.
5.50%, 09/18/2026(b)	772,000	779,170
5.35%, 09/18/2028(b)	383,000	391,107
5.45%, 09/18/2033(b)	291,000	297,905

		3,479,227

Financial Exchanges & Data-0.10%
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	967,000	994,721
4.95%, 06/15/2052	48,000	45,113
5.20%, 06/15/2062	117,000	113,075

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Financial Exchanges & Data-(continued)
Nasdaq, Inc.
5.35%, 06/28/2028	$ 65,000	$66,636
5.55%, 02/15/2034	122,000	125,357
5.95%, 08/15/2053	49,000	51,047
6.10%, 06/28/2063	118,000	124,258

		1,520,207

Food Retail-0.01%
Alimentation Couche-Tard, Inc. (Canada), 5.62%, 02/12/2054(b)(c)	214,000	216,899

Gas Utilities-0.03%
Atmos Energy Corp.
5.90%, 11/15/2033	156,000	166,532
6.20%, 11/15/2053	118,000	130,481
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	170,000	174,053
Southwest Gas Corp., 5.45%, 03/23/2028	64,000	65,085

		536,151

Health Care Distributors-0.06%
Cardinal Health, Inc., 5.45%, 02/15/2034(c)	454,000	465,084
Cencora, Inc., 5.13%, 02/15/2034	402,000	405,419

		870,503

Health Care Equipment-0.13%
Smith & Nephew PLC (United Kingdom)
5.15%, 03/20/2027	455,000	459,091
5.40%, 03/20/2034	1,560,000	1,578,734

		2,037,825

Health Care Facilities-0.07%
Adventist Health System, 5.76%, 12/01/2034	565,000	577,669
HCA, Inc., 5.90%, 06/01/2053	220,000	219,105
UPMC
5.04%, 05/15/2033(c)	239,000	239,632
5.38%, 05/15/2043	115,000	118,431

		1,154,837

Health Care REITs-0.08%
Alexandria Real Estate Equities, Inc.
5.25%, 05/15/2036	239,000	236,273
5.63%, 05/15/2054	1,057,000	1,018,669

		1,254,942

Health Care Services-0.47%
CommonSpirit Health
5.32%, 12/01/2034	1,369,000	1,383,029
5.55%, 12/01/2054	883,000	892,011
CVS Health Corp.
5.00%, 01/30/2029	186,000	187,292
5.25%, 01/30/2031	45,000	45,491
5.30%, 06/01/2033(c)	222,000	221,700
6.00%, 06/01/2063	84,000	83,006
Icon Investments Six DAC
5.81%, 05/08/2027	1,032,000	1,052,969
5.85%, 05/08/2029	1,336,000	1,382,118
6.00%, 05/08/2034	1,251,000	1,305,943

	Principal Amount	Value

Health Care Services-(continued)
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	$ 623,000	$412,733
Quest Diagnostics, Inc., 6.40%, 11/30/2033	277,000	302,858

		7,269,150

Health Care Supplies-0.56%
Solventum Corp.
5.45%, 02/25/2027(b)	1,009,000	1,018,650
5.40%, 03/01/2029(b)	1,919,000	1,943,292
5.60%, 03/23/2034(b)	1,364,000	1,372,796
5.90%, 04/30/2054(b)	1,918,000	1,885,692
6.00%, 05/15/2064(b)	2,480,000	2,421,169

		8,641,599

Highways & Railtracks-0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	349,506	312,589

Home Improvement Retail-0.05%
Home Depot, Inc. (The), 4.90%, 04/15/2029	626,000	638,003
Lowe’s Cos., Inc.
5.75%, 07/01/2053	48,000	48,400
5.80%, 09/15/2062	18,000	17,950
5.85%, 04/01/2063	3,000	3,023

		707,376

Hotel & Resort REITs-0.03%
Phillips Edison Grocery Center Operating Partnership I L.P., 5.75%, 07/15/2034	433,000	439,580

Hotels, Resorts & Cruise Lines-0.52%
Carnival Corp., 7.00%, 08/15/2029(b)	349,000	364,259
Carnival PLC, 7.88%, 06/01/2027	3,000,000	3,189,174
Choice Hotels International, Inc., 5.85%, 08/01/2034	865,000	869,586
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)(c)	413,000	416,534
6.13%, 04/01/2032(b)	681,000	688,333
Marriott International, Inc.
4.88%, 05/15/2029	237,000	238,521
5.30%, 05/15/2034	395,000	398,304
Royal Caribbean Cruises Ltd.
6.25%, 03/15/2032(b)(c)	413,000	421,434
6.00%, 02/01/2033(b)	1,407,000	1,417,979

		8,004,124

Independent Power Producers & Energy Traders-0.14%
Vistra Corp.
7.00%(b)(d)(e)	619,000	623,057
Series C, 8.88%(b)(d)(e)	1,442,000	1,519,121

		2,142,178

Industrial Conglomerates-0.36%
Honeywell International, Inc.
4.88%, 09/01/2029(c)	983,000	999,347
4.95%, 09/01/2031(c)	1,182,000	1,207,253
5.00%, 03/01/2035(c)	983,000	995,458
5.25%, 03/01/2054	808,000	802,004
5.35%, 03/01/2064	1,477,000	1,473,786

		5,477,848

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Industrial Machinery & Supplies & Components-0.10%
Ingersoll Rand, Inc.
5.20%, 06/15/2027	$ 972,000	$985,143
5.40%, 08/14/2028	55,000	56,386
Nordson Corp.
5.60%, 09/15/2028	92,000	94,729
5.80%, 09/15/2033	149,000	157,074
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	214,000	218,197

		1,511,529

Industrial REITs-0.01%
LXP Industrial Trust, 6.75%, 11/15/2028	165,000	173,573

Insurance Brokers-0.08%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	222,000	251,402
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	302,000	308,869
Marsh & McLennan Cos., Inc.
5.40%, 09/15/2033(c)	276,000	287,549
5.45%, 03/15/2053	68,000	68,152
5.70%, 09/15/2053	245,000	255,108

		1,171,080

Integrated Oil & Gas-1.32%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	54,000	53,506
Ecopetrol S.A. (Colombia)
8.88%, 01/13/2033	1,780,000	1,861,120
8.38%, 01/19/2036	1,328,000	1,322,183
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	929,000	929,542
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	944,000	963,343
Occidental Petroleum Corp.
5.00%, 08/01/2027(c)	1,023,000	1,027,230
5.20%, 08/01/2029(c)	1,179,000	1,186,964
5.38%, 01/01/2032(c)	1,594,000	1,610,496
5.55%, 10/01/2034(c)	5,020,000	5,050,622
6.45%, 09/15/2036(c)	475,000	507,744
4.63%, 06/15/2045	154,000	124,473
6.05%, 10/01/2054(c)	638,000	641,821
Petroleos Mexicanos (Mexico)
8.75%, 06/02/2029	77,600	77,072
6.70%, 02/16/2032	706,000	602,376
Saudi Arabian Oil Co. (Saudi Arabia)
5.25%, 07/17/2034(b)	1,025,000	1,030,755
5.75%, 07/17/2054(b)(c)	1,405,000	1,379,148
5.88%, 07/17/2064(b)	1,995,000	1,957,456

		20,325,851

Integrated Telecommunication Services-0.32%
AT&T, Inc.
5.40%, 02/15/2034	262,000	267,801
3.55%, 09/15/2055	4,000	2,776
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)(d)	1,870,000	1,783,514
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	1,154,000	1,203,047

	Principal Amount	Value

Integrated Telecommunication Services-(continued)
Verizon Communications, Inc., 3.88%, 02/08/2029	$ 4,000	$3,874
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)(c)	1,561,000	1,596,220

		4,857,232

Interactive Home Entertainment-0.14%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)	2,077,000	2,115,159

Interactive Media & Services-0.02%
Meta Platforms, Inc., 5.75%, 05/15/2063	225,000	236,465

Investment Banking & Brokerage-2.04%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	435,000	445,988
Charles Schwab Corp. (The), Series K, 5.00%(d)(e)	85,000	80,386
Franklin BSP Capital Corp., 7.20%, 06/15/2029(b)	419,000	426,226
Goldman Sachs Group, Inc. (The)
6.17% (SOFR + 0.79%), 12/09/2026(f)	46,000	46,083
5.73%, 04/25/2030(c)(d)	1,028,000	1,062,083
5.05%, 07/23/2030(c)(d)	2,050,000	2,060,608
5.85%, 04/25/2035(d)	1,201,000	1,255,486
5.33%, 07/23/2035(c)(d)	5,731,000	5,775,777
Series V, 4.13%(d)(e)	580,000	543,735
Series W, 7.50%(d)(e)	3,738,000	3,919,831
Series X, 7.50%(c)(d)(e)	3,758,000	3,882,619
Morgan Stanley
5.12%, 02/01/2029(d)	52,000	52,499
5.16%, 04/20/2029(d)	411,000	415,226
5.45%, 07/20/2029(d)	95,000	97,021
6.41%, 11/01/2029(d)	304,000	321,635
5.17%, 01/16/2030(d)	287,000	290,462
5.04%, 07/19/2030(c)(d)	5,529,000	5,568,868
5.25%, 04/21/2034(d)	459,000	461,364
5.42%, 07/21/2034(d)	204,000	207,148
5.47%, 01/18/2035(d)	298,000	303,392
5.83%, 04/19/2035(d)	1,023,000	1,069,314
5.32%, 07/19/2035(c)(d)	2,274,000	2,293,621
5.95%, 01/19/2038(d)	47,000	48,029
5.94%, 02/07/2039(c)(d)	796,000	810,006

		31,437,407

Leisure Products-0.07%
Brunswick Corp.
5.85%, 03/18/2029(c)	500,000	508,013
5.10%, 04/01/2052	127,000	102,500
Polaris, Inc., 6.95%, 03/15/2029(c)	503,000	534,665

		1,145,178

Life & Health Insurance-1.39%
AIA Group Ltd. (Hong Kong), 5.38%, 04/05/2034(b)	1,045,000	1,053,172
Athene Global Funding, 5.58%, 01/09/2029(b)	1,722,000	1,757,873
Athene Holding Ltd., 6.25%, 04/01/2054	672,000	686,101

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Life & Health Insurance-(continued)
Corebridge Global Funding
5.90%, 09/19/2028(b)	$ 256,000	$265,354
5.20%, 01/12/2029(b)	1,854,000	1,880,489
5.20%, 06/24/2029(b)(c)	1,778,000	1,810,605
Delaware Life Global Funding
Series 21-1, 2.66%, 06/29/2026(b)	4,125,000	3,889,353
Series 22-1, 3.31%, 03/10/2025(b)	2,375,000	2,318,188
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	131,000	137,019
GA Global Funding Trust, 5.50%, 01/08/2029(b)	658,000	669,701
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	3,179,000	2,778,414
MetLife, Inc.
9.25%, 04/08/2038(b)(c)	350,000	410,599
5.25%, 01/15/2054	170,000	166,682
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(d)	2,054,000	2,083,178
Pacific Life Global Funding II, 6.18% (SOFR + 0.80%), 03/30/2025(b)(f)	382,000	383,259
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	8,000	5,359
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(e)	1,189,000	1,175,412

		21,470,758

Managed Health Care-0.19%
Humana, Inc., 5.75%, 12/01/2028	182,000	188,454
UnitedHealth Group, Inc.
5.25%, 02/15/2028	84,000	86,201
5.30%, 02/15/2030	141,000	146,146
5.35%, 02/15/2033	122,000	126,242
5.05%, 04/15/2053	91,000	86,170
5.63%, 07/15/2054	813,000	834,186
5.20%, 04/15/2063	80,000	75,856
5.75%, 07/15/2064	1,380,000	1,418,453

		2,961,708

Marine Transportation-0.18%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)(c)	201,000	210,003
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	2,506,000	2,578,915

		2,788,918

Movies & Entertainment-0.03%
Netflix, Inc., 5.40%, 08/15/2054	325,000	328,881
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	95,000	74,990
5.14%, 03/15/2052	70,000	52,113
5.39%, 03/15/2062	105,000	78,364

		534,348

Multi-Family Residential REITs-0.19%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	424,000	431,590

	Principal Amount	Value

Multi-Family Residential REITs-(continued)
Essex Portfolio L.P., 5.50%, 04/01/2034	$ 510,000	$518,939
Mid-America Apartments L.P., 5.30%, 02/15/2032(c)	1,925,000	1,959,471

		2,910,000

Multi-line Insurance-0.04%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	662,000	669,896

Multi-Utilities-0.88%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	561,000	562,544
Ameren Illinois Co., 4.95%, 06/01/2033(c)	114,000	114,154
Black Hills Corp., 6.15%, 05/15/2034	505,000	526,993
Dominion Energy, Inc.
5.38%, 11/15/2032	141,000	143,401
Series A, 6.88%, 02/01/2055(d)	780,000	810,014
Series B, 7.00%, 06/01/2054(d)	1,029,000	1,083,226
DTE Energy Co.
4.95%, 07/01/2027	2,298,000	2,307,001
5.85%, 06/01/2034	450,000	468,691
ENGIE S.A. (France)
5.25%, 04/10/2029(b)	1,606,000	1,629,685
5.63%, 04/10/2034(b)	878,000	895,895
5.88%, 04/10/2054(b)	1,115,000	1,113,981
NiSource, Inc.
5.25%, 03/30/2028	42,000	42,605
5.35%, 04/01/2034	760,000	766,040
6.95%, 11/30/2054(c)(d)	1,457,000	1,481,159
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	457,000	475,331
Sempra, 6.88%, 10/01/2054(d)	1,094,000	1,098,684
WEC Energy Group, Inc., 5.15%, 10/01/2027	74,000	74,962

		13,594,366

Office REITs-0.10%
Brandywine Operating Partnership L.P.
8.05%, 03/15/2028	351,000	369,498
8.88%, 04/12/2029	1,037,000	1,102,495

		1,471,993

Oil & Gas Drilling-0.01%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	154,000	166,334

Oil & Gas Equipment & Services-0.02%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	231,000	231,892

Oil & Gas Exploration & Production-0.86%
Apache Corp., 7.75%, 12/15/2029	109,000	120,675
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	1,243,000	1,270,144
Civitas Resources, Inc.
8.38%, 07/01/2028(b)	745,000	783,115
8.75%, 07/01/2031(b)	773,000	832,233
ConocoPhillips Co.
5.55%, 03/15/2054	253,000	255,100
5.70%, 09/15/2063	221,000	225,686

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Oil & Gas Exploration & Production-(continued)
Diamondback Energy, Inc.
5.20%, 04/18/2027	$ 852,000	$861,547
5.15%, 01/30/2030	1,301,000	1,321,861
5.40%, 04/18/2034	1,099,000	1,112,995
5.75%, 04/18/2054(c)	1,074,000	1,063,964
5.90%, 04/18/2064	478,000	475,833
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.88%, 05/15/2034(b)	1,492,000	1,485,250
Murphy Oil Corp., 6.38%, 07/15/2028	460,000	463,408
Southwestern Energy Co., 5.38%, 03/15/2030	453,000	442,509
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(b)	823,000	780,979
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	575,000	598,441
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	1,278,000	1,087,731

		13,181,471

Oil & Gas Refining & Marketing-0.20%
Cosan (Luxembourg) S.A. (Brazil), 7.50%, 06/27/2030(b)	929,000	962,060
CVR Energy, Inc., 8.50%, 01/15/2029(b)	1,963,000	1,997,733
Phillips 66 Co., 5.30%, 06/30/2033	166,000	168,029

		3,127,822

Oil & Gas Storage & Transportation-2.24%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	1,326,000	1,353,650
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/2029(b)(c)	449,000	461,536
7.25%, 07/15/2032(b)	449,000	467,627
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	162,000	167,452
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	95,000	96,517
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	151,000	155,998
7.38%, 01/15/2083(d)	96,000	96,812
7.63%, 01/15/2083(d)	117,000	121,865
8.50%, 01/15/2084(d)	260,000	285,003
Series NC5, 8.25%, 01/15/2084(d) .	412,000	433,117
Energy Transfer L.P.
6.05%, 12/01/2026	238,000	243,496
5.50%, 06/01/2027	40,000	40,600
6.10%, 12/01/2028	145,000	151,279
6.40%, 12/01/2030	109,000	116,842
6.55%, 12/01/2033	199,000	214,997
5.55%, 05/15/2034	776,000	783,545
5.80%, 06/15/2038	2,000	2,034
6.00%, 06/15/2048	2,000	1,989
5.95%, 05/15/2054(c)	586,000	579,121
8.00%, 05/15/2054(c)(d)	940,000	1,001,311
6.05%, 09/01/2054(c)	6,640,000	6,660,139
7.13%, 10/01/2054(c)(d)	3,561,000	3,575,379

	Principal Amount	Value

Oil & Gas Storage & Transportation-(continued)
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia)
5.85%, 02/23/2036(b)	$ 4,380,000	$4,401,610
6.13%, 02/23/2038(b)	383,000	393,579
6.51%, 02/23/2042(b)	970,000	1,010,607
6.10%, 08/23/2042(b)	2,330,000	2,330,282
Kinder Morgan, Inc.
7.80%, 08/01/2031	35,000	40,465
4.80%, 02/01/2033	62,000	60,080
5.20%, 06/01/2033	157,000	156,080
5.45%, 08/01/2052	124,000	117,117
MPLX L.P., 4.95%, 03/14/2052	58,000	50,595
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	1,307,000	1,336,377
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	883,000	888,529
ONEOK, Inc.
5.65%, 11/01/2028	95,000	97,970
5.80%, 11/01/2030	156,000	163,051
6.05%, 09/01/2033	330,000	347,386
6.63%, 09/01/2053	360,000	393,733
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	218,000	228,466
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	1,646,000	1,668,618
Targa Resources Corp., 6.25%, 07/01/2052	46,000	47,756
Venture Global LNG, Inc.
9.50%, 02/01/2029(b)	1,100,000	1,224,426
7.00%, 01/15/2030(b)	703,000	710,781
9.88%, 02/01/2032(b)	859,000	954,101
Western Midstream Operating L.P., 6.15%, 04/01/2033(c)	209,000	217,294
Williams Cos., Inc. (The)
5.30%, 08/15/2028	523,000	533,144
5.65%, 03/15/2033	155,000	160,166

		34,542,522

Other Specialty Retail-0.00%
Tractor Supply Co., 5.25%, 05/15/2033	69,000	69,878

Packaged Foods & Meats-0.22%
Campbell Soup Co.
5.30%, 03/20/2026(c)	294,000	295,879
5.20%, 03/21/2029(c)	466,000	475,627
5.40%, 03/21/2034	613,000	624,081
General Mills, Inc., 5.50%, 10/17/2028	321,000	330,975
J.M. Smucker Co. (The), 6.20%, 11/15/2033	156,000	168,414
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)(c)	1,370,000	1,446,010

		3,340,986

Paper & Plastic Packaging Products & Materials-0.48%
Berry Global, Inc., 4.88%, 07/15/2026(b)	17,000	16,794
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	1,951,000	1,975,702

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Paper & Plastic Packaging Products & Materials-(continued)
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	$1,852,000	$1,930,438
Smurfit Kappa Treasury Unlimited Co. (Ireland)
5.20%, 01/15/2030(b)(c)	1,315,000	1,337,464
5.44%, 04/03/2034(b)(c)	959,000	975,285
5.78%, 04/03/2054(b)(c)	1,088,000	1,112,109

		7,347,792

Passenger Airlines-0.48%
American Airlines Pass-Through Trust
Series 2021-1, Class A, 2.88%, 07/11/2034	120,522	104,996
Series 2021-1, Class B, 3.95%, 07/11/2030	844,255	786,567
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	2,916,667	2,899,674
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	366,665	323,590
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(b)	57,681	57,408
4.75%, 10/20/2028(b)	58,484	57,915
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	23,739	24,038
Series 24-A, 5.88%, 02/15/2037	1,590,000	1,627,809
Series AA, 5.45%, 02/15/2037	1,479,000	1,517,347

		7,399,344

Passenger Ground Transportation-0.20%
Uber Technologies, Inc., 6.25%, 01/15/2028(b)	3,000,000	3,029,193

Personal Care Products-0.14%
Coty, Inc., 5.00%, 04/15/2026(b)	1,200,000	1,188,060
Kenvue, Inc.
5.05%, 03/22/2028	98,000	99,884
5.00%, 03/22/2030(c)	445,000	455,985
4.90%, 03/22/2033	265,000	267,622
5.20%, 03/22/2063	97,000	93,775

		2,105,326

Pharmaceuticals-0.64%
AstraZeneca Finance LLC (United Kingdom)
4.85%, 02/26/2029(c)	1,187,000	1,205,147
4.90%, 02/26/2031(c)	2,703,000	2,751,765
Bristol-Myers Squibb Co.
4.90%, 02/22/2029(c)	424,000	430,775
5.75%, 02/01/2031	295,000	312,720
5.90%, 11/15/2033	238,000	256,007
6.25%, 11/15/2053	237,000	262,448
6.40%, 11/15/2063(c)	383,000	428,281
Eli Lilly and Co.
4.50%, 02/09/2027	1,039,000	1,041,669
4.70%, 02/09/2034	157,000	157,459
5.00%, 02/09/2054	933,000	910,160
5.10%, 02/09/2064	1,168,000	1,140,134

	Principal Amount	Value

Pharmaceuticals-(continued)
Merck & Co., Inc.
4.30%, 05/17/2030(c)	$465,000	$462,146
4.90%, 05/17/2044	362,000	348,474
5.00%, 05/17/2053	91,000	87,403
5.15%, 05/17/2063	64,000	62,323

		9,856,911

Property & Casualty Insurance-0.28%
Fairfax Financial Holdings Ltd. (Canada)
6.35%, 03/22/2054(b)	727,000	748,678
6.10%, 03/15/2055(b)	2,831,000	2,832,335
Markel Group, Inc., 6.00%, 05/16/2054	647,000	656,824
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	88,000	90,633

		4,328,470

Rail Transportation-0.07%
CSX Corp., 6.15%, 05/01/2037	113,000	124,413
Norfolk Southern Corp. 5.05%, 08/01/2030(c)	209,000	213,046
5.55%, 03/15/2034	227,000	237,613
5.95%, 03/15/2064	291,000	307,263
Union Pacific Corp., 5.15%, 01/20/2063	149,000	142,364

		1,024,699

Real Estate Development-0.27%
Piedmont Operating Partnership L.P.
9.25%, 07/20/2028	2,116,000	2,314,247
6.88%, 07/15/2029(c)	1,761,000	1,792,889

		4,107,136

Regional Banks-0.22%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	72,000	68,957
M&T Bank Corp., 5.05%, 01/27/2034(d)	83,000	79,270
Regions Financial Corp., 5.72%, 06/06/2030(c)(d)	1,514,000	1,542,366
Truist Financial Corp.
6.05%, 06/08/2027(d)	154,000	156,593
4.87%, 01/26/2029(d)	85,000	84,696
7.16%, 10/30/2029(c)(d)	581,000	625,969
5.44%, 01/24/2030(c)(d)	484,000	491,578
4.92%, 07/28/2033(d)	121,000	114,842
6.12%, 10/28/2033(d)	67,000	70,218
5.87%, 06/08/2034(d)	166,000	171,379

		3,405,868

Reinsurance-0.54%
Global Atlantic (Fin) Co.
4.70%, 10/15/2051(b)(d)	929,000	871,698
6.75%, 03/15/2054(b)	1,569,000	1,585,791
7.95%, 10/15/2054(b)(d)	923,000	939,003
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	2,915,000	2,953,317
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(d)	2,000,000	2,029,546

		8,379,355

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Renewable Electricity-0.02%
DTE Electric Co., 5.20%, 03/01/2034(c)	$372,000	$378,588

Restaurants-0.12%
McDonald’s Corp.
4.80%, 08/14/2028	870,000	876,774
4.95%, 08/14/2033(c)	617,000	622,990
5.45%, 08/14/2053	336,000	332,720

		1,832,484

Retail REITs-0.16%
Agree L.P., 5.63%, 06/15/2034(c)	614,000	623,745
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035(c)	521,000	533,146
Kite Realty Group L.P., 5.50%, 03/01/2034	145,000	145,642
NNN REIT, Inc.
5.60%, 10/15/2033	114,000	116,450
5.50%, 06/15/2034	703,000	713,812
Realty Income Corp.
2.20%, 06/15/2028	4,000	3,646
5.63%, 10/13/2032	59,000	61,291
Regency Centers L.P.,
5.25%, 01/15/2034(c)	293,000	293,884

		2,491,616

Self-Storage REITs-0.52%
Extra Space Storage L.P.
5.70%, 04/01/2028	62,000	63,619
5.40%, 02/01/2034(c)	560,000	564,965
Prologis L.P.
4.88%, 06/15/2028	142,000	143,453
5.13%, 01/15/2034	138,000	139,790
5.00%, 03/15/2034	1,251,000	1,254,277
5.00%, 01/31/2035(c)	1,926,000	1,926,149
5.25%, 06/15/2053	322,000	312,943
5.25%, 03/15/2054	2,411,000	2,332,972
Public Storage Operating Co.
5.13%, 01/15/2029	45,000	46,114
5.10%, 08/01/2033	262,000	265,704
5.35%, 08/01/2053	1,039,000	1,033,227

		8,083,213

Semiconductors-1.09%
Broadcom, Inc.
5.05%, 07/12/2027(c)	2,643,000	2,667,231
5.05%, 07/12/2029(c)	1,760,000	1,782,200
5.15%, 11/15/2031	5,570,000	5,644,226
Foundry JV Holdco LLC
5.90%, 01/25/2030(b)	644,000	667,353
6.15%, 01/25/2032(b)	1,972,000	2,063,098
5.88%, 01/25/2034(b)	955,000	975,737
6.25%, 01/25/2035(b)	1,994,000	2,098,396
6.40%, 01/25/2038(b)(c)	480,000	510,368
Micron Technology, Inc.
4.98%, 02/06/2026	2,000	1,998
5.30%, 01/15/2031(c)	346,000	352,289

		16,762,896

	Principal Amount	Value

Single-Family Residential REITs-0.14%
American Homes 4 Rent L.P.
2.38%, 07/15/2031	$4,000	$3,331
5.50%, 07/15/2034	2,171,000	2,186,455

		2,189,786

Soft Drinks & Non-alcoholic Beverages-0.34%
Coca-Cola Co. (The)
5.00%, 05/13/2034(c)	1,005,000	1,034,877
5.30%, 05/13/2054	1,364,000	1,389,048
5.40%, 05/13/2064	2,823,000	2,872,767

		5,296,692

Sovereign Debt-2.64%
Abu Dhabi Government International Bond (United Arab Emirates), 5.50%, 04/30/2054(b)	1,275,000	1,309,340
Brazilian Government International Bond (Brazil)
6.13%, 01/22/2032	5,680,000	5,659,367
6.13%, 03/15/2034	4,331,000	4,266,437
7.13%, 05/13/2054	1,401,000	1,382,963
Colombia Government International Bond (Colombia), 7.50%, 02/02/2034	650,000	660,953
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	813,000	869,122
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)(g)	1,119,000	568,907
Guatemala Government Bond (Guatemala) 6.05%, 08/06/2031(b)	3,775,000	3,791,610
6.55%, 02/06/2037(b)	1,315,000	1,320,944
Mexico Government International Bond (Mexico)
6.35%, 02/09/2035	620,000	638,105
6.00%, 05/07/2036	2,470,000	2,464,291
6.34%, 05/04/2053	2,226,000	2,138,587
6.40%, 05/07/2054	2,486,000	2,411,751
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)(c)	1,200,000	1,077,643
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	1,886,000	1,395,280
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(b)	932,000	964,107
5.88%, 01/30/2029(b)	3,494,000	3,530,556
7.13%, 01/17/2033(b)	536,000	575,004
Saudi Government International Bond (Saudi Arabia)
4.75%, 01/16/2030(b)	1,147,000	1,146,495
5.00%, 01/16/2034(b)	1,090,000	1,086,504
5.75%, 01/16/2054(b)	1,238,000	1,218,786
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	2,215,000	2,242,836

		40,719,588

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Specialized Finance-0.05%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(b)(c)	$317,000	$322,815
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	423,000	444,210

		767,025

Specialty Chemicals-0.21%
Eastman Chemical Co., 5.00%, 08/01/2029	2,180,000	2,187,536
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)(c)	1,042,000	1,090,515

		3,278,051

Steel-0.23%
Cleveland-Cliffs, Inc., 5.88%, 06/01/2027	1,260,000	1,259,520
POSCO (South Korea), 5.63%, 01/17/2026(b)	774,000	779,504
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054(c)	1,450,000	1,449,318

		3,488,342

Systems Software-0.02%
Oracle Corp.
6.25%, 11/09/2032	87,000	93,961
4.90%, 02/06/2033	155,000	153,946
6.90%, 11/09/2052	103,000	118,273

		366,180

Technology Hardware, Storage & Peripherals-0.01%
Leidos, Inc., 5.75%, 03/15/2033	101,000	104,642

Telecom Tower REITs-0.06%
SBA Communications Corp., 3.88%, 02/15/2027(c)	925,000	891,231

Tobacco-0.51%
B.A.T Capital Corp. (United Kingdom)
5.83%, 02/20/2031(c)	1,094,000	1,135,386
6.00%, 02/20/2034(c)	438,000	455,921
7.08%, 08/02/2043	139,000	152,261
7.08%, 08/02/2053	90,000	99,804
Philip Morris International, Inc.
4.75%, 02/12/2027	1,128,000	1,131,165
4.88%, 02/15/2028	389,000	391,821
5.25%, 09/07/2028	328,000	334,994
4.88%, 02/13/2029(c)	1,379,000	1,387,631
5.13%, 02/13/2031	454,000	460,557
5.75%, 11/17/2032	23,000	24,078
5.38%, 02/15/2033(c)	484,000	493,865
5.63%, 09/07/2033	330,000	341,427
5.25%, 02/13/2034	1,421,000	1,432,472

		7,841,382

Trading Companies & Distributors-0.50%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028(b)	3,000,000	2,943,480
7.00%, 05/01/2031(b)	900,000	928,720
Mitsubishi Corp. (Japan)
5.00%, 07/02/2029(b)(c)	1,585,000	1,614,675
5.13%, 07/17/2034(b)(c)	2,136,000	2,167,817

		7,654,692

	Principal Amount	Value

Transaction & Payment Processing Services-0.15%
Fiserv, Inc.
5.38%, 08/21/2028(c)	$447,000	$457,928
5.63%, 08/21/2033	286,000	296,286
5.45%, 03/15/2034(c)	1,300,000	1,330,167
Mastercard, Inc., 4.85%, 03/09/2033(c)	234,000	238,112

		2,322,493

Wireless Telecommunication Services-0.10%
T-Mobile USA, Inc.
5.65%, 01/15/2053	190,000	191,814
6.00%, 06/15/2054	108,000	114,312
Vodafone Group PLC (United Kingdom)
4.13%, 06/04/2081(d)	499,000	440,050
5.13%, 06/04/2081(c)(d)	1,011,000	761,457

		1,507,633

Total U.S. Dollar Denominated Bonds & Notes (Cost $690,969,206)		699,562,049

U.S. Government Sponsored Agency Mortgage-Backed Securities-23.78%
Collateralized Mortgage Obligations-0.31%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(b)(j)	893,329	791,221
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2015-K042, Class X1, IO, 1.01%, 12/25/2024(k)	3,731,789	4,015
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	241,436
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	956,825
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	970,423
Series 2018-K154, Class A3, 3.46%, 11/25/2032(j)	1,000,000	936,492
Freddie Mac STRIPS, 0.00%, 09/15/2030(h)	350,000	269,466
Seasoned Credit Risk Transfer Trust Series 2017-3, Class HT, 3.25%, 07/25/2056	250,135	222,306
Series 2017-4, Class HT, 3.25%, 06/25/2057	376,893	340,389

		4,732,573

Federal Home Loan Mortgage Corp. (FHLMC)-1.44%
0.00%, 12/14/2029(h)	150,000	120,405
3.55%, 10/01/2033	456,509	427,064
3.00%, 10/01/2034	202,879	192,588
4.00%, 11/01/2048 to 07/01/2049 .	238,475	227,993
3.50%, 08/01/2049	1,573,124	1,453,494
6.00%, 06/01/2053 to 08/01/2053	13,073,428	13,348,213
5.50%, 07/01/2053	6,394,039	6,433,794

		22,203,551

Federal National Mortgage Association (FNMA)-0.99%
2.82%, 10/01/2029	475,759	444,654
2.90%, 11/01/2029	485,284	452,836
3.08%, 10/01/2032	750,000	684,891

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Federal National Mortgage Association (FNMA)-(continued)
3.31%, 01/01/2033	$974,953	$903,837
2.50%, 10/01/2034 to 12/01/2034	1,982,324	1,842,418
3.50%, 05/01/2047 to 06/01/2047	1,507,483	1,398,956
4.00%, 11/01/2047	70,231	67,589
3.00%, 09/01/2049 to 10/01/2049	2,791,054	2,487,853
5.50%, 09/01/2053	7,030,758	7,066,827

		15,349,861

Government National Mortgage Association (GNMA)-4.06%
4.00%, 07/20/2049	39,792	37,982
TBA, 2.00%, 08/01/2054(l)	4,826,634	4,001,392
TBA, 2.50%, 08/01/2054(l)	3,922,321	3,376,006
TBA, 4.50%, 08/01/2054(l)	15,045,006	14,578,032
TBA, 5.50%, 08/01/2054(l)	11,702,317	11,739,487
TBA, 6.00%, 08/01/2054(l)	28,542,000	28,880,998

		62,613,897

Uniform Mortgage-Backed Securities-16.98%
TBA, 1.50%, 08/01/2039(l)	8,760,000	7,651,356
TBA, 2.00%, 08/01/2039(l)	4,687,000	4,203,676
TBA, 3.00%, 09/01/2051 to 08/01/2054(l)	33,802,252	29,522,435
TBA, 2.50%, 08/01/2054(l)	27,877,711	23,380,619
TBA, 3.50%, 08/01/2054(l)	31,006,501	28,135,238
TBA, 4.00%, 08/01/2054(l)	37,432,361	35,083,168
TBA, 4.50%, 08/01/2054(l)	24,304,732	23,414,609
TBA, 5.00%, 08/01/2054(l)	46,541,206	45,836,997
TBA, 5.50%, 08/01/2054(l)	38,265,715	38,330,290
TBA, 6.00%, 08/01/2054(l)	25,785,141	26,154,817

		261,713,205

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $362,055,429)		366,613,087

U.S. Treasury Securities-20.55%
U.S. Treasury Bills-0.28%(m)
5.27%–5.28%, 09/05/2024(n)	4,412,000	4,389,387

U.S. Treasury Bonds-5.44%
4.63%, 05/15/2044	7,365,100	7,564,763
4.25%, 02/15/2054	77,502,000	76,236,538

		83,801,301

U.S. Treasury Notes-14.83%
4.38%, 07/31/2026	27,918,600	27,980,763
4.38%, 07/15/2027	14,217,500	14,339,126
4.00%, 07/31/2029	65,989,700	66,219,117
4.13%, 07/31/2031	6,297,700	6,360,185
4.38%, 05/15/2034	110,872,000	113,721,756

		228,620,947

Total U.S. Treasury Securities (Cost $309,017,622)		316,811,635

Asset-Backed Securities-16.69%
AGL CLO 29 Ltd. (Jersey), Series 2024-29A, Class A1, 6.85% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(f)	6,019,000	6,066,424
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,460,000	4,121,533

	Principal Amount	Value
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(j)	$54,146	$51,564
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	187,678	174,346
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(j)	205,525	192,946
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(j)	1,020,375	865,274
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(o)	2,398,018	2,211,607
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(o)	775,758	783,508
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(o)	3,524,146	3,549,456
Apidos CLO XII (Cayman Islands), Series 2013-12A, Class ARR, 6.38% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(f)	2,987,690	2,989,871
Apidos CLO XXV (Cayman Islands), Series 2016-25A, Class A1R2, 6.43% (3 mo. Term SOFR + 1.15%), 10/20/2031(b)(f)	2,994,879	3,010,132
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	718,000	724,424
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	2,738,000	2,775,223
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2021-1A, Class A, 6.60% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(f)	3,000,000	3,003,732
Series 2022-1A, Class A1, 6.60% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(f)	1,692,000	1,694,272
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(j)	1,622,739	1,380,160
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(j)	1,622,739	1,326,030
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(j)	1,476,652	1,298,436
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(j)	1,781,786	1,512,141
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(j)	2,174,181	1,771,218
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 5.74% (1 mo. Term SOFR + 0.39%), 11/25/2036(f)	94,115	92,493
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.52%, 04/10/2051(j)	2,500,000	2,079,710
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	1,682,670
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(j)	3,600,000	3,718,133

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(j)	$259,786	$244,288
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(b)(j)	853,122	799,685
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(f)	3,005,000	2,944,417
Series 2021-VOLT, Class D, 7.09% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(f)	8,799,000	8,664,195
BX Trust
Series 2021-LGCY, Class B, 6.30% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(f)	10,000,000	9,760,805
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(f)	2,085,000	2,060,743
Series 2022-LBA6, Class B, 6.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(f)	1,285,000	1,262,411
Series 2022-LBA6, Class C, 6.93% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(f)	690,000	677,974
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A1RR, 6.50% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(f)	2,272,000	2,283,576
Series 2015-5A, Class A1R3, 6.38% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(f)	1,195,931	1,196,389
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-1A, Class A1, 6.70% (3 mo. Term SOFR + 1.40%), 04/15/2034(b)(f)	2,458,000	2,461,903
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92%, 10/16/2028	3,710,000	3,722,671
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(j)	76,626	68,913
CIFC Funding Ltd. (Cayman Islands), Series 2016-1A, Class ARR, 6.62% (3 mo. Term SOFR + 1.34%), 10/21/2031(b)(f)	957,000	959,624
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B, 4.18%, 07/10/2047(j)	184,000	180,603
Citigroup Mortgage Loan Trust, Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(j)	3,370,000	3,370,263
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(j)	1,660,172	1,356,619
COLT Mortgage Loan Trust
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(j)	1,336,658	1,186,082
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(o)	1,407,330	1,312,878

	Principal Amount	Value
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(j)	$410,900	$365,714
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(j)	231,959	203,520
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(j)	1,817,147	1,715,991
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(j)	1,160,000	1,032,104
Cross Mortgage Trust, Series 2024- H2, Class A1, 6.09%, 04/25/2069(b)(o)	1,854,271	1,870,555
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,261,156
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	2,050,000	2,050,267
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,920,000	1,790,575
Dryden 93 CLO Ltd. (Cayman Islands), Series 2021-93A, Class A1A, 6.64% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(f)	532,495	532,854
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(j)	144,695	139,364
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(j)	19,559	19,068
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(j)	241,712	205,626
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(j)	1,275,164	1,103,649
Empower CLO Ltd. (Cayman Islands), Series 2024-1A, Class A1, 6.91% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(f)	2,575,000	2,588,063
Enterprise Fleet Financing LLC
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	888,000	893,927
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	440,000	448,735
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	515,000	531,565
Extended Stay America Trust, Series 2021-ESH, Class B, 6.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(f)	629,960	627,019
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(j)	2,632,256	2,310,208
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(j)	942,579	829,572
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	2,515,295	2,565,744
GCAT Trust, Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(j) .	210,766	202,723

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands) Series 2019-5A, Class AR, 6.61% (3 mo. Term SOFR + 1.33%), 10/20/2032(b)(f)	$5,000,000	$5,001,250
Series 2019-5A, Class ARR, (3 mo. Term SOFR + 1.07%) 10/20/2032(b)(f)	5,000,000	5,003,750
Golub Capital Partners CLO 40(B) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 6.64% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(f)	6,353,596	6,365,039
GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,399,547
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,329,319
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(j)	3,699,407	3,251,189
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	539,000	499,469
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	286,000	264,296
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	175,000	172,992
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	750,000	752,393
IP Lending III Ltd. (Cayman Islands), Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(i)	235,840	234,779
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(i)	2,746,000	2,752,865
JP Morgan Mortgage Trust
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(j)	2,114,235	1,761,903
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(j)	2,366,192	2,387,277
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.72%, 05/13/2053(j)	2,908,000	1,632,898
KKR CLO 27 Ltd. (Cayman Islands), Series 27A, Class AR, 6.58% (3 mo. Term SOFR + 1.28%), 10/15/2032(b)(f)	1,927,000	1,931,638
KKR Financial CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 6.40% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)(f)	1,888,996	1,890,069
Life Mortgage Trust
Series 2021-BMR, Class B, 6.32% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(f)	1,213,968	1,186,668
Series 2021-BMR, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(f)	491,485	478,818

	Principal Amount	Value
Madison Park Funding XXXIII Ltd. (Cayman Islands), Series 2019-33A, Class AR, 6.59% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(f)	$2,321,000	$2,324,878
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(j)	969,785	851,353
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(j)	1,008,229	883,853
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(j) .	3,708,597	3,235,179
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 6.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(f)	615,000	605,165
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015- C25, Class B, 4.52%, 10/15/2048(j)	1,032,000	978,555
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,443,764
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(j)	7,962,000	7,972,574
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 6.61% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(f)	1,015,508	1,017,205
Neuberger Berman Loan Advisers CLO 49 Ltd. (Cayman Islands), Series 2022-49A, Class AR, 6.43% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(f)	2,628,000	2,628,804
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(j)	133,628	125,554
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(j)	421,311	391,392
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(j)	1,348,843	1,247,355
OBX Trust
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(j)	1,571,060	1,384,918
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(o)	1,415,000	1,272,723
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(j)	1,058,530	932,148
OCP CLO Ltd. (Cayman Islands)
Series 2014-6A, Class A1R2, 6.44% (3 mo. Term SOFR + 1.15%), 10/17/2030(b)(f)	2,698,425	2,699,767
Series 2017-13A, Class A1AR, 6.52% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(f)	2,303,624	2,306,160
Series 2020-8RA, Class A1, 6.77% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(f)	1,672,496	1,677,278

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(b)	$457,000	$395,377
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(j)	1,728,257	1,443,363
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 6.64% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(f)	250,000	250,287
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,383,003	6,689,630
Regatta XIII Funding Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 6.40% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(f)	2,389,005	2,391,767
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(j)	4,782	4,711
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(j)	26,945	26,141
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(j)	2,436,596	2,255,681
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	1,564,237	1,501,749
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,787,867	1,585,846
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,826,734	1,515,175
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(j)	757,014	690,036
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	11,954	11,334
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(j)	413,837	387,468
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(j)	2,232,096	1,937,802
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(j)	1,681,908	1,490,234
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	427,430	408,254
Subway Funding LLC
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	2,672,000	2,788,257
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	2,050,000	2,103,493
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	2,032,000	2,105,721
Symphony CLO XVI Ltd. (Cayman Islands), Series 2015-16A, Class ARR, 6.50% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(f)	1,523,987	1,531,809
Symphony CLO XX Ltd. (Cayman Islands), Series 2018-20A, Class AR2, 6.39% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(f)	2,485,193	2,486,435
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	8,085,000	8,111,918

	Principal Amount	Value
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(b)	$140,625	$139,483
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	1,191,488	1,084,012
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	2,865,000	2,850,897
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	936,295	843,030
Verus Securitization Trust
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(j)	768,331	685,085
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(j)	1,015,525	900,973
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(o)	1,683,222	1,493,142
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	557,197	519,973
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(o)	1,326,311	1,218,633
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	145,041	136,553
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.40%, 01/15/2059(k)	1,270,210	19,728
Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	447,483	424,357
WF Card Issuance Trust, Series 2024- A1, Class A, 4.94%, 02/15/2029	9,926,000	10,036,563
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.38%, 10/15/2057(j)	307,000	274,986
Zaxby’s Funding LLC
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	4,171,000	3,781,098
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	1,200,000	1,236,152
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	2,331,000	2,408,473

Total Asset-Backed Securities (Cost $269,304,693)		257,317,751

	Shares
Preferred Stocks-0.45%
Diversified Banks-0.10%
Citigroup, Inc.
Series U, Pfd., 5.00%(c)(d)	930,000	928,562
Series W, Pfd., 4.00%(d)	535,000	513,503

		1,442,065

Diversified Financial Services-0.19%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(d)	111,250	2,982,612

Life & Health Insurance-0.00%
MetLife, Inc., Series G, Pfd., 3.85%(d) .	10,000	9,719

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Shares	Value

Regional Banks-0.16%
M&T Bank Corp., Series J, Pfd., 7.50%	91,792	$2,415,048

Total Preferred Stocks (Cost $6,551,567)		6,849,444

	Principal Amount
Agency Credit Risk Transfer Notes-0.36%
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M1, 7.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(f)(p)	$1,671,974	1,699,811
Series 2022-R04, Class 1M1, 7.35% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(f)(p)	801,689	814,638
Series 2023-R02, Class 1M1, 7.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(f)(p)	567,124	582,894
Freddie Mac
Series 2022-DNA3, Class M1A, STACR® , 7.35% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(f)(q)	1,102,302	1,118,303
Series 2022-HQA3, Class M1, STACR®, 7.65% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(f)(q)	755,177	773,020
Series 2023-DNA1, Class M1, STACR®, 7.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(f)(q)	475,971	485,998

Total Agency Credit Risk Transfer Notes (Cost $5,374,237)		5,474,664

U.S. Government Sponsored Agency Securities-0.16%
Fannie Mae STRIPS
0.00%, 05/15/2029(h)	450,000	370,141
0.00%, 01/15/2030(h)	1,300,000	1,037,379
0.00%, 05/15/2030(h)	850,000	668,070
Tennessee Valley Authority
5.38%, 04/01/2056(c)	100,000	108,429
4.25%, 09/15/2065	250,000	220,357

Total U.S. Government Sponsored Agency Securities (Cost $2,190,586)		2,404,376

Municipal Obligations-0.14%
California (State of) Health Facilities Financing Authority (Social Bonds)
Series 2022, RB, 4.19%, 06/01/2037	735,000	693,731
Series 2022, RB, 4.35%, 06/01/2041	590,000	548,118
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(r)	169,231	179,292

	Principal Amount		Value
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045		$255,000	$289,608
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041		580,000	453,464

Total Municipal Obligations(s) (Cost $2,450,449)			2,164,213

Non-U.S. Dollar Denominated Bonds & Notes-0.03%
Investment Banking & Brokerage-0.03%
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(b)(t) (Cost $464,963)	GBP	375,000	519,541

	Shares
Exchange-Traded Funds-0.03%
Invesco High Yield Select ETF(c)(u)		10,000	256,102
Invesco Short Duration Bond ETF(c)(u)		9,000	224,570

Total Exchange-Traded Funds (Cost $473,313)			480,672

Common Stocks & Other Equity Interests-0.00%
Agricultural Products & Services-0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032(i)(v) (Cost $0)		14	0

Options Purchased-0.05%
(Cost $1,121,710)†			825,695

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-107.62% (Cost $1,649,973,775)			1,659,023,127

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.95%
Invesco Private Government Fund, 5.30%(u)(w)(x)		42,061,962	42,061,962
Invesco Private Prime Fund, 5.48%(u)(w)(x)		111,280,706	111,314,090

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $153,376,052)			153,376,052

TOTAL INVESTMENTS IN SECURITIES-117.57% (Cost $1,803,349,827)			1,812,399,179
OTHER ASSETS LESS LIABILITIES-(17.57)%			(270,899,163)

NET ASSETS-100.00%			$1,541,500,016

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
GBP	-British Pound Sterling
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
Wts.	-Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $504,921,279, which represented 32.76% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2024.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2024 was $641,267, which represented less than 1% of the Fund’s Net Assets.

(h)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2024.

(k)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2024.

(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	$4,389,526 was pledged as collateral to cover margin requirements for open futures contracts.
(o)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(p)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(q)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(r)	Principal and/or interest payments are secured by the bond insurance company listed.
(s)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(u)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income

Invesco High Yield Select ETF	$ 241,800	$-	$-	$14,302	$-	$256,102	$13,589

Invesco Short Duration Bond ETF	293,280	224,160	(297,487)	5,912	(1,295)	224,570	6,464

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2024

(Unaudited)

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$24,387,300	$217,461,628	$(199,786,966)	$-	$-	$42,061,962	$1,145,404	*

Invesco Private Prime Fund	64,901,672	438,689,921	(392,287,528)	(3,186)	13,211	111,314,090	3,121,412	*

Total	$89,824,052	$656,375,709	$(592,371,981)	$17,028	$11,916	$153,856,724	$4,286,869

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(v)	Non-income producing security.
(w)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value

Equity Risk

S&P 500 Index	Call	12/20/2024	37	$5,750	$21,275,000	$480,815

S&P 500 Index	Put	01/17/2025	16	5,650	9,040,000	344,880

Total Index Options Purchased						$825,695

*  Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk

U.S. Treasury 10 Year Notes	944	September-2024	$105,551,000	$2,173,201	$2,173,201

U.S. Treasury 2 Year Notes	267	September-2024	54,833,039	452,109	452,109

U.S. Treasury 5 Year Notes	540	September-2024	58,260,937	133,319	133,319

U.S. Treasury Long Bond	291	September-2024	35,147,344	1,129,247	1,129,247

U.S. Treasury Ultra Bonds	148	September-2024	18,939,375	628,770	628,770

Subtotal–Long Futures Contracts				4,516,646	4,516,646

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 10 Year Ultra Notes	1,300	September-2024	(150,251,562)	(4,004,384)	(4,004,384)

Total Futures Contracts				$512,262	$512,262

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Ultra Short Duration ETF (GSY)

July 31, 2024

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes-60.86%
Agricultural & Farm Machinery-0.65%
John Deere Capital Corp.
5.88% (SOFR + 0.50%), 07/03/2025(b)	$8,737,000	$8,751,222
5.81% (SOFR + 0.44%), 03/06/2026(b)	5,000,000	5,012,793

		13,764,015

Asset Management & Custody Banks-1.14%
Ares Capital Corp.
3.25%, 07/15/2025	10,000,000	9,781,546
7.00%, 01/15/2027	4,285,000	4,423,221
FS KKR Capital Corp., 4.13%, 02/01/2025(c)	10,000,000	9,909,844

		24,114,611

Automobile Manufacturers-5.00%
American Honda Finance Corp.
6.17% (SOFR + 0.78%), 04/23/2025(b)	10,000,000	10,034,963
5.88% (SOFR + 0.50%), 01/12/2026(b)	10,000,000	10,011,029
Daimler Truck Finance North America LLC (Germany), 5.13%, 09/25/2027(d)	5,905,000	5,959,432
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	9,500,000	9,455,701
Mercedes-Benz Finance North America LLC (Germany)
6.31% (SOFR + 0.93%), 03/30/2025(b)(d)	20,000,000	20,095,984
4.88%, 07/31/2026(d)	15,000,000	15,034,893
Toyota Motor Credit Corp., 6.03% (SOFR + 0.65%), 01/05/2026(b)	10,000,000	10,044,102
Volkswagen Group of America Finance LLC (Germany)
5.80%, 09/12/2025(d)	10,000,000	10,067,415
6.21% (SOFR + 0.83%), 03/20/2026(b)(d)	15,000,000	15,078,511

		105,782,030

Biotechnology-0.56%
Amgen, Inc., 3.13%, 05/01/2025	12,000,000	11,808,633

Broadline Retail-0.68%
eBay, Inc.
1.90%, 03/11/2025(c)	9,650,000	9,453,874
1.40%, 05/10/2026	5,250,000	4,934,974

		14,388,848

Consumer Finance-1.26%
American Express Co., 2.25%, 03/04/2025	12,500,000	12,282,256
General Motors Financial Co., Inc., 2.90%, 02/26/2025	14,600,000	14,382,765

		26,665,021

Diversified Banks-16.06%
Bank of America N.A., 5.53%, 08/18/2026	12,000,000	12,188,197
Bank of Montreal (Canada), 6.33% (SOFR + 0.95%), 09/25/2025(b)	5,000,000	5,032,478
Bank of Nova Scotia (The) (Canada)
6.47% (SOFR + 1.09%), 06/12/2025(b)	15,000,000	15,089,174
1.35%, 06/24/2026(c)	11,500,000	10,782,286
Barclays PLC (United Kingdom), 6.50%, 09/13/2027(e)	12,000,000	12,334,356
BPCE S.A. (France), 6.34% (SOFR + 0.96%), 09/25/2025(b)(d)	9,500,000	9,556,224

	Principal Amount	Value

Diversified Banks-(continued)
Canadian Imperial Bank of Commerce (Canada), 6.60% (SOFR + 1.22%), 10/02/2026(b)	$10,000,000	$10,101,576
Citibank N.A.
6.19% (SOFR + 0.81%), 09/29/2025(b)	9,524,000	9,565,089
4.93%, 08/06/2026	6,858,000	6,875,958
5.49%, 12/04/2026	9,783,000	9,936,403
Citigroup, Inc., 3.30%, 04/27/2025	10,000,000	9,855,614
HSBC Holdings PLC (United Kingdom), 2.10%, 06/04/2026(e)	8,986,000	8,740,521
Huntington National Bank (The), 5.70%, 11/18/2025(e)	10,000,000	9,998,248
JPMorgan Chase & Co.
2.01%, 03/13/2026(e)	10,000,000	9,797,084
4.08%, 04/26/2026(e)	13,000,000	12,882,026
6.59% (SOFR + 1.20%), 01/23/2028(b)	5,556,000	5,621,377
6.31% (SOFR + 0.92%), 04/22/2028(b)	10,000,000	10,044,202
Lloyds Banking Group PLC (United Kingdom)
4.45%, 05/08/2025	11,290,000	11,218,352
6.92% (SOFR + 1.56%), 08/07/2027(b)	9,474,000	9,616,344
Manufacturers & Traders Trust Co., 2.90%, 02/06/2025	11,588,000	11,427,128
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.19%, 02/25/2025	6,461,000	6,346,961
Morgan Stanley Bank N.A., 6.46% (SOFR + 1.08%), 01/14/2028(b)	10,000,000	10,075,776
National Bank of Canada (Canada), 6.41% (SOFR + 1.03%), 07/02/2027(b)	5,797,000	5,812,433
PNC Financial Services Group, Inc. (The)
5.67%, 10/28/2025(c)(e)	12,500,000	12,502,030
5.81%, 06/12/2026(e)	12,405,000	12,458,705
Royal Bank of Canada (Canada), 6.34% (SOFR + 0.95%), 01/19/2027(b)	8,333,000	8,398,092
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.20%, 03/07/2027(d)	4,372,000	4,417,067
Swedbank AB (Sweden)
6.76% (SOFR + 1.38%), 06/15/2026(b)(d)	15,000,000	15,232,152
6.14%, 09/12/2026(d)	4,065,000	4,173,956
Toronto-Dominion Bank (The) (Canada)
6.47% (SOFR + 1.08%), 07/17/2026(b)(c)	12,500,000	12,627,714
7.00%, 10/20/2026(e)	9,800,000	9,683,444
Wells Fargo & Co.
6.71% (SOFR + 1.32%), 04/25/2026(b)	12,000,000	12,101,043
6.46% (SOFR + 1.07%), 04/22/2028(b)	10,000,000	10,061,075
Wells Fargo Bank N.A.
6.19% (SOFR + 0.80%), 08/01/2025(b)	10,000,000	10,040,952
6.09% (SOFR + 0.71%), 01/15/2026(b)	5,333,000	5,353,894

		339,947,931

Diversified Capital Markets-0.43%
Macquarie Group Ltd. (Australia), 6.09% (SOFR + 0.71%), 10/14/2025(b)(d)	9,000,000	9,001,895

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Diversified Financial Services-0.96%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 1.65%, 10/29/2024	$10,174,000	$10,073,112
USAA Capital Corp., 5.25%, 06/01/2027(d)	10,000,000	10,170,339

		20,243,451

Diversified Metals & Mining-0.98%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	14,815,000	14,983,516
Glencore Funding LLC (Australia), 6.44% (SOFR + 1.06%), 04/04/2027(b)(d)	5,682,000	5,695,219

		20,678,735

Electric Utilities-2.36%
Georgia Power Co., 6.12% (SOFR + 0.75%), 05/08/2025(b)	10,000,000	10,037,903
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	7,600,000	7,632,424
5.75%, 09/01/2025	5,490,000	5,529,426
6.15% (SOFR + 0.76%), 01/29/2026(b) .	11,456,000	11,505,538
Pinnacle West Capital Corp., 6.20% (SOFR + 0.82%), 06/10/2026(b)	15,294,000	15,296,120

		50,001,411

Electronic Components-0.37%
Amphenol Corp., 2.05%, 03/01/2025	7,900,000	7,740,047

Food Retail-0.19%
Whole Foods Market, Inc., 5.20%, 12/03/2025	3,985,000	3,997,357

Health Care REITs-0.43%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	9,200,000	9,073,478

Health Care Services-0.39%
Quest Diagnostics, Inc., 3.50%, 03/30/2025	8,400,000	8,306,246

Home Improvement Retail-0.21%
Home Depot, Inc. (The), 5.15%, 06/25/2026(c)	4,505,000	4,552,763

Hotels, Resorts & Cruise Lines-0.56%
Marriott International, Inc., 3.75%, 03/15/2025	12,000,000	11,866,830

Internet Services & Infrastructure-0.40%
VeriSign, Inc., 5.25%, 04/01/2025	8,400,000	8,394,932

Investment Banking & Brokerage-2.21%
Charles Schwab Corp. (The), 5.89% (SOFR + 0.52%), 05/13/2026(b)	5,251,000	5,252,481
Goldman Sachs Group, Inc. (The)
5.70%, 11/01/2024	4,165,000	4,166,377
6.43% (SOFR + 1.07%), 08/10/2026(b)	10,000,000	10,033,922
Jefferies Financial Group, Inc., 6.05%, 03/12/2025	7,500,000	7,499,705
Morgan Stanley
1.16%, 10/21/2025(e)	10,000,000	9,898,773
6.40% (SOFR + 1.02%), 04/13/2028(b) .	10,000,000	10,033,588

		46,884,846

Leisure Products-0.65%
Hasbro, Inc., 3.00%, 11/19/2024	14,000,000	13,867,410

	Principal Amount	Value

Life & Health Insurance-8.50%
Athene Global Funding
1.72%, 01/07/2025(d)	$9,652,000	$9,485,269
5.62%, 05/08/2026(d)	12,000,000	12,110,810
2.95%, 11/12/2026(d)	5,000,000	4,765,966
5.52%, 03/25/2027(d)	12,711,000	12,876,902
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(d)	8,150,000	8,213,232
Corebridge Global Funding
5.75%, 07/02/2026(d)	6,336,000	6,422,544
6.68% (SOFR + 1.30%), 09/25/2026(b)(d)	10,000,000	10,089,307
Jackson National Life Global Funding
5.50%, 01/09/2026(d)	16,667,000	16,728,706
5.55%, 07/02/2027(c)(d)	6,719,000	6,811,372
MassMutual Global Funding II
6.16% (SOFR + 0.77%), 01/29/2027(b)(d)	10,700,000	10,727,031
6.12% (SOFR + 0.74%), 04/09/2027(b)(d)	10,000,000	10,019,180
Met Tower Global Funding, 5.40%, 06/20/2026(d)	12,000,000	12,117,705
New York Life Global Funding, 6.04% (SOFR + 0.65%), 05/02/2025(b)(d)	7,000,000	7,024,249
Pacific Life Global Funding II
5.98% (SOFR + 0.60%), 03/27/2026(b)(d)	9,750,000	9,761,854
5.99% (SOFR + 0.62%), 06/04/2026(b)(d)	6,420,000	6,429,326
6.44% (SOFR + 1.05%), 07/28/2026(b)(d)	12,500,000	12,620,415
Principal Life Global Funding II
1.38%, 01/10/2025(c)(d)	10,400,000	10,217,553
5.00%, 01/16/2027(d)	3,000,000	3,018,256
Protective Life Global Funding, 5.37%, 01/06/2026(d)	10,339,000	10,401,454

		179,841,131

Managed Health Care-0.37%
Humana, Inc., 5.70%, 03/13/2026	7,921,000	7,921,201

Movies & Entertainment-0.62%
Netflix, Inc.
5.88%, 02/15/2025	1,350,000	1,355,746
3.63%, 06/15/2025(d)	11,840,000	11,680,939

		13,036,685

Oil & Gas Exploration & Production-0.78%
Canadian Natural Resources Ltd. (Canada), 3.90%, 02/01/2025	5,204,000	5,159,901
Pioneer Natural Resources Co., 1.13%, 01/15/2026	12,000,000	11,406,690

		16,566,591

Oil & Gas Refining & Marketing-0.40%
Phillips 66, 1.30%, 02/15/2026	8,989,000	8,504,650

Oil & Gas Storage & Transportation-2.49%
Enbridge, Inc. (Canada), 5.25%, 04/05/2027	4,666,000	4,723,782

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value

Oil & Gas Storage & Transportation-(continued)
Energy Transfer L.P.
4.05%, 03/15/2025	$15,976,000	$15,841,640
2.90%, 05/15/2025	6,814,000	6,680,932
Kinder Morgan, Inc., 4.30%, 06/01/2025	25,679,000	25,436,502

		52,682,856

Packaged Foods & Meats-0.49%
Campbell Soup Co., 5.30%, 03/20/2026	10,352,000	10,418,174

Paper & Plastic Packaging Products & Materials-0.45%
WRKCo, Inc., 3.00%, 09/15/2024	9,523,000	9,486,470

Paper Products-0.60%
Georgia-Pacific LLC, 3.60%, 03/01/2025(d)	12,750,000	12,612,955

Pharmaceuticals-0.22%
Bristol-Myers Squibb Co., 5.86% (SOFR + 0.49%), 02/20/2026(b)(c)	4,651,000	4,669,581

Regional Banks-1.08%
Fifth Third Bank N.A., 3.95%, 07/28/2025	11,000,000	10,853,355
Truist Financial Corp., 4.26%, 07/28/2026(e)	12,072,000	11,931,350

		22,784,705

Research & Consulting Services-0.65%
Verisk Analytics, Inc., 4.00%, 06/15/2025(c)	14,000,000	13,849,991

Restaurants-0.57%
Starbucks Corp., 4.75%, 02/15/2026	12,000,000	11,989,356

Retail REITs-0.17%
Realty Income Corp., 5.05%, 01/13/2026	3,687,000	3,685,722

Self-Storage REITs-0.47%
Public Storage Operating Co., 6.08% (SOFR + 0.70%), 04/16/2027(b)	10,000,000	10,034,587

Semiconductor Materials & Equipment-0.46%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	10,000,000	9,800,399

Soft Drinks & Non-alcoholic Beverages-0.70%
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	10,000,000	9,814,137
6.26% (SOFR + 0.88%), 03/15/2027(b)(c)	5,000,000	5,034,481

		14,848,618

Specialized Finance-1.06%
Blackstone Private Credit Fund
2.35%, 11/22/2024	10,000,000	9,889,595
2.70%, 01/15/2025	12,645,000	12,467,992

		22,357,587

Specialty Chemicals-0.21%
Sherwin-Williams Co. (The), 3.45%, 08/01/2025	4,500,000	4,421,841

Systems Software-1.40%
Oracle Corp., 2.95%, 05/15/2025	10,000,000	9,822,307
VMware LLC
1.00%, 08/15/2024	10,000,000	9,980,978
4.50%, 05/15/2025	10,000,000	9,928,747

		29,732,032

	Principal Amount	Value

Technology Distributors-0.43%
Arrow Electronics, Inc., 4.00%, 04/01/2025	$9,120,000	$9,024,199

Technology Hardware, Storage & Peripherals-0.74%
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024	6,765,000	6,766,075
Leidos, Inc., 3.63%, 05/15/2025	9,000,000	8,868,993

		15,635,068

Telecom Tower REITs-1.06%
American Tower Corp.
2.95%, 01/15/2025	9,500,000	9,383,457
4.00%, 06/01/2025	13,261,000	13,121,168

		22,504,625

Trading Companies & Distributors-0.51%
Air Lease Corp., 3.38%, 07/01/2025	11,000,000	10,798,314

Transaction & Payment Processing Services-0.47%
Global Payments, Inc., 1.50%, 11/15/2024	10,000,000	9,879,017

Wireless Telecommunication Services-0.47%
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	10,000,000	9,914,143

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,281,827,339)		1,288,080,988

Asset-Backed Securities-15.22%
ABPCI Direct Lending Fund CLO II LLC (Cayman Islands), Series 2017-1A, Class A1R, 7.14% (3 mo. Term SOFR + 1.86%), 04/20/2032(b)(d)	1,656,565	1,660,054
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/2029(d)	11,715,836	11,817,246
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(f)	904,293	861,176
Series 2020-5, Class A1, 1.37%, 05/25/2065(d)(f)	1,543,911	1,449,412
Atrium XIII (Cayman Islands), Series 2024- 13A, Class AR, 6.43% (3 mo. Term SOFR + 1.15%), 11/21/2030(b)(d)	2,495,819	2,498,268
AUF Funding LLC, Series 2022-1A, Class A1LN, 7.78% (3 mo. Term SOFR + 2.50%), 01/20/2031(b)(d)	5,345,014	5,357,527
Avis Budget Rental Car Funding (AESOP) LLC, Series 2019-2A, Class A, 3.35%, 09/22/2025(d)	3,000,000	2,993,034
Barclays Dryrock Issuance Trust, Series 2023-2, Class A, 6.24% (30 Day Average SOFR + 0.90%), 08/15/2028(b)	9,260,000	9,316,238
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 5.74% (1 mo. Term SOFR + 0.39%), 11/25/2036(b)	564,689	554,956
BINOM Securitization Trust, Series 2021- INV1, Class A1, 2.03%, 06/25/2056(d)(f)	3,397,111	2,996,304
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(f)	1,936,761	1,821,221

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
CBAM Ltd. (Cayman Islands), Series 2018- 5A, Class A, 6.57% (3 mo. Term SOFR + 1.28%), 04/17/2031(b)(d)	$4,099,601	$4,104,885
Chase Auto Owner Trust, Series 2024-3A, Class A2, 5.53%, 09/27/2027(d)	5,000,000	5,017,127
Chesapeake Funding II LLC (Canada)
Series 2023-1A, Class A2, 6.59% (30 Day Average SOFR + 1.25%), 05/15/2035(b)(d)	8,975,445	9,038,138
Series 2023-2A, Class A2, 6.44% (30 Day Average SOFR + 1.10%), 10/15/2035(b)(d)	9,705,371	9,763,322
Series 2024-1A, Class A2, 6.11% (30 Day Average SOFR + 0.77%), 05/15/2036(b)(d)	2,616,556	2,621,963
Citizens Auto Receivables Trust
Series 2023-2, Class A2B, 6.07% (30 Day Average SOFR + 0.73%), 10/15/2026(b)(d)	3,381,148	3,386,927
Series 2024-2, Class A3, 5.33%, 08/15/2028(d)	7,625,000	7,692,497
COLT Mortgage Loan Trust, Series 2020- 2R, Class A1, 1.33%, 10/26/2065(d)(f)	1,642,351	1,488,980
Cross 2023-H1 Mortgage Trust, Series 2023-H1, Class A1, 6.62%, 03/25/2068(d)(g)	4,965,048	5,037,318
Cross 2024-H5 Mortgage Trust, Series 2024-H5, Class A1, 5.85%, 08/26/2069(d)(g)	10,000,000	9,999,910
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 6.18% (1 mo. Term SOFR + 0.83%), 07/25/2034(b)	359,496	362,338
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(d)(f)	4,476,223	3,917,921
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 03/22/2030(d)	2,750,000	2,780,772
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	2,730,000	2,730,356
Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 6.40% (3 mo. Term SOFR + 1.08%), 11/15/2028(b)(d)	6,442,561	6,452,044
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(d)(f)	1,042,342	1,003,935
Series 2020-2, Class A1, 1.18%, 10/25/2065(d)(f)	270,045	250,713
Enterprise Fleet Financing LLC
Series 2023-3, Class A2, 6.40%, 03/20/2030(d)	7,389,743	7,503,991
Series 2024-1, Class A2, 5.23%, 03/20/2030(d)	2,990,000	2,998,913
Series 2024-3, Class A2, 5.31%, 04/20/2027(d)	3,750,000	3,761,737
First National Master Note Trust, Series 2024-1, Class A, 5.34%, 05/15/2030	3,870,000	3,932,226
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 7.41% (3 mo. Term SOFR + 2.11%), 01/15/2031(b)(d)	5,705,533	5,721,594

	Principal Amount	Value
GM Financial Automobile Leasing Trust, Series 2023-2, Class A2B, 6.16% (30 Day Average SOFR + 0.82%), 10/20/2025(b)	$722,187	$723,122
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.49% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(d)	15,000,000	15,163,087
Golub Capital Partners CLO 34(M) Ltd. (Cayman Islands), Series 2017-34A, Class AR2, 6.95% (3 mo. Term SOFR + 1.71%), 03/14/2031(b)(d)	7,363,060	7,366,093
Golub Capital Partners CLO 36(M) Ltd. (Cayman Islands), Series 2018-36A, Class A, 6.80% (3 mo. Term SOFR + 1.56%), 02/05/2031(b)(d)	3,432,234	3,433,559
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 7.26% (3 mo. Term SOFR + 1.98%), 10/20/2031(b)(d)	3,957,480	3,962,240
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A2, 5.28%, 03/15/2027(d)	2,700,000	2,705,188
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(d)(f)	1,380,374	1,289,118
HPEFS Equipment Trust, Series 2024-2A, Class A2, 5.50%, 10/20/2031(d)	6,000,000	6,019,766
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 6.05% (1 mo. Term SOFR + 0.70%), 01/25/2036(b)	514,101	504,581
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2B, 6.09% (30 Day Average SOFR + 0.75%), 09/15/2025(b)(d)	1,262,168	1,263,162
KKR CLO 21 Ltd. (Cayman Islands), Series A, 6.56% (3 mo. Term SOFR + 1.26%), 04/15/2031(b)(d)	1,455,248	1,458,316
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A2A, 5.44%, 02/16/2027	6,111,000	6,131,612
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A1, 7.28%, 09/25/2068(d)(g)	7,299,838	7,441,406
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 5.68% (1 mo. Term SOFR + 0.33%), 04/25/2037(b)	97,133	96,975
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(d)	1,525,329	1,400,207
Series 2021-FA, Class A, 1.11%, 02/18/2070(d)	3,168,184	2,742,626
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 6.56% (3 mo. Term SOFR + 1.29%), 01/28/2030(b)(d)	4,284,027	4,292,248
New Residential Mortgage Loan Trust Series 2017-5A, Class A1, 6.96% (1 mo. Term SOFR + 1.61%), 06/25/2057(b)(d)	241,026	243,965

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(d)(f)	$1,603,540	$1,506,642
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(d)(f)	1,009,391	937,711
OBX 2024-NQM6 Trust, Series 2024- NQM6, Class A1, 6.45%, 02/25/2064(d)(g)	5,340,031	5,421,701
OBX Trust
Series 2018-EXP1, Class 2A1, 6.31% (1 mo. Term SOFR + 0.96%), 04/25/2048(b)(d)	20,082	20,143
Series 2021-NQM2, Class A1, 1.10%, 05/25/2061(d)(f)	8,365,287	6,782,869
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 6.66% (3 mo. Term SOFR + 1.38%), 07/20/2029(b)(d)	1,628,000	1,630,359
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 6.55% (3 mo. Term SOFR + 1.26%), 01/25/2031(b)(d)	2,406,294	2,409,981
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)(g)	6,610,992	6,780,778
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(d)(f)	297,344	292,912
Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(f)	570,112	553,115
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027(d)	12,000,000	12,173,410
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(f)	197,563	187,321
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(d)(f)	2,071,001	1,939,040
Series 2021-2, Class A1, 0.94%, 05/25/2065(d)(f)	2,280,321	2,107,269
Series 2021-4, Class A1, 1.16%, 08/25/2056(d)(f)	7,598,385	6,624,499
Synchrony Card Funding LLC
Series 2023-A2, Class A, 5.74%, 10/15/2029	8,500,000	8,674,989
Series 2024-A1, Class A, 5.04%, 03/15/2030	10,000,000	10,085,686
TRK Trust, Series 2021-INV1, Class A1, 1.15%, 07/25/2056(d)(f)	5,536,207	4,835,236
Verus Securitization Trust
Series 2020-1, Class A1, 3.42%, 01/25/2060(d)	983,534	952,904
Series 2020-5, Class A1, 1.22%, 05/25/2065(d)(g)	2,320,014	2,201,950
Series 2021-4, Class A1, 0.94%, 07/25/2066(d)(f)	8,864,920	7,279,274
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)(g)	6,783,318	6,856,392
Series 2023-7, Class A1, 7.07%, 10/25/2068(d)(g)	8,596,891	8,805,191
Series 2023-INV2, Class A1, 6.44%, 08/25/2068(d)(g)	8,032,659	8,110,338
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	1,802,655	1,697,160

	Principal Amount	Value
Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A2, 6.16% (1 mo. Term SOFR + 0.83%), 02/18/2039(b)(d)	$4,750,000	$4,757,497
World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A2B, 6.10% (30 Day Average SOFR + 0.76%), 11/17/2025(b)	1,270,762	1,272,395

Total Asset-Backed Securities (Cost $327,398,532)		322,027,076

U.S. Treasury Securities-0.94%
U.S. Treasury Notes-0.94%
4.25%, 01/31/2026 (Cost $19,978,906)	20,000,000	19,937,891

	Shares
Exchange-Traded Funds-0.14%
Invesco AAA CLO Floating Rate Note ETF(c)(h) (Cost $3,059,080)	119,000	3,057,705

	Principal Amount
Variable Rate Senior Loan Interests-0.06%(i)(j)
Aerospace & Defense-0.06%
Fly Funding II S.a.r.l. (India), Term Loan, 7.33% (3 mo. Term SOFR + 1.75%), 08/09/2025 (Cost $1,291,368)	$1,294,315	1,262,999

Commercial Paper-22.44%(k)
AES Corp. (The), 5.77%, 08/14/2024	3,600,000	3,591,686
Alimentation Couche-Tard, Inc., 5.47%, 08/07/2024(d)	15,000,000	14,983,973
Arrow Electronics, Inc., 5.74%, 08/08/2024(d)	25,000,000	24,968,067
AutoNation, Inc., 5.80%, 08/01/2024(d)	15,200,000	15,197,502
Bayer Corp., 6.15%, 08/12/2024(d)	10,000,000	9,981,473
Boston Properties L.P., 5.56%, 08/13/2024(d)	8,400,000	8,383,405
Brookfield BRP Holdings Canada, Inc., 5.98%, 08/28/2024	7,750,000	7,716,913
Brookfield Infrastructure Holdings Canada, Inc.
5.87%, 08/07/2024	7,352,000	7,344,245
5.94%, 09/04/2024	3,254,000	3,236,521
5.97%-6.05%, 10/17/2024	22,000,000	21,736,928
Conagra Brands, Inc.
5.75%, 08/13/2024(d)	15,000,000	14,969,217
5.82%, 08/16/2024(d)	23,500,000	23,440,357
Constellation Brands, Inc., 5.68%, 08/16/2024(d)	12,000,000	11,969,322
Crown Castle, Inc.
5.88%, 08/01/2024(d)	15,000,000	14,997,629
5.76%, 08/06/2024(d)	10,000,000	9,990,468
5.77%, 08/09/2024(d)	15,000,000	14,978,512
General Motors Financial Co., Inc.
5.66%, 08/20/2024(d)	1,578,000	1,573,148
5.68%, 02/03/2025(d)	10,000,000	9,715,812
5.56%, 05/27/2025(d)	10,000,000	9,561,333

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Glencore Funding LLC
5.75%, 09/27/2024(d)	$10,000,000	$9,908,881
5.61%, 01/10/2025(d)	12,000,000	11,709,443
Global Payments, Inc., 5.95%, 08/01/2024	1,500,000	1,499,751
Harley-Davidson Financial Services, Inc.
5.92%, 08/12/2024(d)	5,700,000	5,689,450
6.06%, 10/16/2024(d)	12,500,000	12,345,964
HSBC USA, Inc.
6.40%, 08/01/2024(d)	15,000,000	14,997,776
5.73%, 07/01/2025(d)	12,000,000	11,442,097
Ionic Funding LLC, 5.56%, 09/05/2024	23,000,000	22,875,961
Jabil, Inc.
5.87%, 08/01/2024(d)	33,500,000	33,494,358
5.92%, 08/02/2024(d)	5,000,000	4,998,316
Mid-America Apartments L.P., 5.48%, 08/08/2024(d)	15,000,000	14,981,908
National Fuel Gas Co., 5.89%, 08/26/2024	4,400,000	4,382,576
Oglethorpe Power Corp., 5.50%, 08/20/2024(d)	5,700,000	5,682,821
Sempra
5.47%, 08/02/2024(d)	15,000,000	14,995,485
5.51%, 08/12/2024	10,000,000	9,981,846
UBS AG, 6.13%, 08/21/2024(d)	10,000,000	9,968,821
Walgreens Boots Alliance, Inc.
6.43%, 08/05/2024(d)	7,700,000	7,693,239
6.61%, 08/06/2024(d)	7,000,000	6,992,622
Whirlpool Corp.
5.93%, 08/01/2024(d)	14,000,000	13,997,756
5.79%, 08/09/2024(d)	12,000,000	11,982,530
5.87%, 08/12/2024(d)	9,400,000	9,381,666
5.87%, 08/13/2024(d)	49,000	48,896
5.93%, 08/16/2024(d)	7,500,000	7,480,382

Total Commercial Paper (Cost $474,852,681)		474,869,056

Certificates of Deposit-1.84%
Diversified Banks-1.84%
Natixis S.A. (France), 5.95% (SOFR + 0.60%), 08/04/2025(b)	10,000,000	10,029,491
Bank of America N.A., 5.50%, 05/08/2025	10,000,000	10,022,866
Intesa Sanpaolo S.p.A. (Italy)
5.69%04/16/2025	9,500,000	9,504,052
5.71%07/16/2025	9,500,000	9,503,274

		39,059,683

Total Certificates of Deposit (Cost $39,000,000)		39,059,683

	Repurchase Amount	Value
Repurchase Agreements-1.42%(l)
CF Secured LLC, joint term agreement dated 04/29/2024, aggregate maturing value of $25,004,222 (collateralized by agency mortgage-backed securities &non-agency asset-backed securities valued at $26,770,969; 0.59% - 12.50%; 01/29/2025 - 07/01/2053), 6.08%, 08/01/2024(m)(n)	$10,001,689	$10,000,000
Nomura Securities International, Inc., joint term agreement dated 07/10/2024, aggregate maturing value of $30,005,058 (collateralized by non-agency mortgage-backed securities valued at $33,000,417; 8.77% - 9.20%; 09/25/2028 - 07/25/2054), 6.07%, 08/01/2024(m)	10,001,686	10,000,000
Santander US Capital Markets LLC, joint term agreement dated 07/08/2024, aggregate maturing value of $30,005,025 (collateralized by non-agency asset-backed securities valued at $33,503,213; 0.00% - 12.04%; 03/17/2025 - 12/31/2077), 6.03%, 08/01/2024(m)	10,001,675	10,000,000

Total Repurchase Agreements (Cost $30,000,000)		30,000,000

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.92% (Cost $2,177,407,906)		2,178,295,398

	Shares
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.89%
Invesco Private Government Fund, 5.30%(h)(o)(p)	5,212,695	5,212,695
Invesco Private Prime Fund, 5.48%(h)(o)(p)	13,616,421	13,620,506

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,833,201)		18,833,201

TOTAL INVESTMENTS IN SECURITIES-103.81% (Cost $2,196,241,107)		2,197,128,599

OTHER ASSETS LESS LIABILITIES-(3.81)%		(80,614,207)

NET ASSETS-100.00%		$2,116,514,392

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

July 31, 2024

(Unaudited)

Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2024.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $1,001,492,699, which represented 47.32% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2024.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income

Invesco AAA CLO Floating Rate Note ETF	$994,305	$2,062,240	$-	$1,160	$-	$3,057,705	$75,055

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	7,266,577	41,126,425	(43,180,307)	-	-	5,212,695	119,759	*

Invesco Private Prime Fund	18,691,275	90,993,290	(96,067,574)	1,415	2,100	13,620,506	324,006	*

Total	$26,952,157	$134,181,955	$(139,247,881)	$2,575	$2,100	$21,890,906	$518,820

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Principal amount equals value at period end.
(m)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(n)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(o)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Variable Rate Investment Grade ETF (VRIG)

July 31, 2024

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-38.04%
Aerospace & Defense-0.23%
General Electric Co., 5.97% (3 mo. Term SOFR + 0.64%), 05/05/2026(b)(c)	$2,481,000	$2,491,750

Automobile Manufacturers-4.43%
American Honda Finance Corp.
6.07% (SOFR + 0.70%), 11/22/2024(c)	6,500,000	6,511,096
6.17% (SOFR + 0.79%), 10/03/2025(c)	4,000,000	4,015,751
BMW US Capital LLC (Germany), 6.22% (SOFR + 0.84%), 04/01/2025(c)(d)	897,000	900,610
Daimler Truck Finance North America LLC (Germany), 6.34% (SOFR + 0.96%), 09/25/2027(c)(d)	4,000,000	4,012,010
Ford Motor Credit Co. LLC, 8.33% (SOFR + 2.95%), 03/06/2026(c)	3,988,000	4,114,490
Hyundai Capital America
6.54% (SOFR + 1.15%), 08/04/2025(c)(d)	3,100,000	3,115,783
6.71% (SOFR + 1.32%), 11/03/2025(b)(c)(d)	2,699,000	2,719,362
6.88% (SOFR + 1.50%), 01/08/2027(b)(c)(d)	4,500,000	4,569,296
6.42% (SOFR + 1.04%), 03/19/2027(c)(d)	4,000,000	4,030,690
Mercedes-Benz Finance North America LLC (Germany), 6.31% (SOFR + 0.93%), 03/30/2025(c)(d)	2,000,000	2,009,599
Toyota Motor Credit Corp.
5.94% (SOFR + 0.56%), 01/10/2025(c)	2,500,000	2,504,244
6.03% (SOFR + 0.65%), 03/19/2027(c)	5,000,000	5,021,599
Volkswagen Group of America Finance LLC (Germany), 6.21% (SOFR + 0.83%), 03/20/2026(b)(c)(d)	4,000,000	4,020,937

		47,545,467

Commercial & Residential Mortgage Finance-0.38%
Nationwide Building Society (United Kingdom), 6.66% (SOFR + 1.29%), 02/16/2028(b)(c)(d)	4,000,000	4,038,313

Construction Machinery & Heavy Transportation Equipment-0.28%
Daimler Trucks Finance North America LLC (Germany), 6.13% (SOFR + 0.75%), 12/13/2024(b)(c)(d)	3,000,000	3,005,854

Consumer Finance-2.46%
American Express Co.
6.74% (SOFR + 1.35%), 10/30/2026(c)	4,000,000	4,041,842
6.36% (SOFR + 0.97%), 07/28/2027(c)	3,794,000	3,811,344
6.32% (SOFR + 0.93%), 07/26/2028(c)	4,000,000	4,008,220

	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
6.68% (SOFR + 1.30%), 04/07/2025(c)	$2,500,000	$2,514,704
6.41% (SOFR + 1.04%), 02/26/2027(c)	2,000,000	2,007,877
6.72% (SOFR + 1.35%), 05/08/2027(c)	6,000,000	6,057,735
6.44% (SOFR + 1.05%), 07/15/2027(c)	4,000,000	4,002,825

		26,444,547

Diversified Banks-19.68%
ABN AMRO Bank N.V. (Netherlands), 7.16% (SOFR + 1.78%), 09/18/2027(b)(c)(d)	6,500,000	6,607,380
Banco Santander S.A. (Spain), 6.50% (SOFR + 1.12%), 07/15/2028(c)	5,000,000	5,004,979
Bank of America Corp.
6.27% (3 mo. Term SOFR + 1.03%), 02/05/2026(b)(c)	1,042,000	1,045,530
6.36% (3 mo. Term SOFR + 1.02%), 09/15/2026(c)	2,696,000	2,703,497
6.36% (SOFR + 0.97%), 07/22/2027(b)(c)	6,539,000	6,576,828
6.44% (SOFR + 1.05%), 02/04/2028(b)(c)	1,685,000	1,696,821
Bank of Montreal (Canada)
6.71% (SOFR + 1.33%), 06/05/2026(b)(c)	2,429,000	2,460,809
6.54% (SOFR + 1.16%), 12/11/2026(c)	3,000,000	3,035,469
Bank of Nova Scotia (The) (Canada)
5.92% (SOFR + 0.55%), 03/02/2026(c)	2,500,000	2,498,037
5.25%, 06/12/2028(b)	2,500,000	2,548,063
Banque Federative du Credit Mutuel S.A. (France), 6.78% (SOFR + 1.40%), 07/13/2026(c)(d)	4,200,000	4,258,300
Barclays PLC (United Kingdom)
7.26% (SOFR + 1.88%), 09/13/2027(b)(c)	2,500,000	2,550,177
6.87% (SOFR + 1.49%), 03/12/2028(b)(c)	6,500,000	6,573,180
BPCE S.A. (France), 7.37% (SOFR + 1.98%), 10/19/2027(c)(d)	6,000,000	6,121,233
Citigroup, Inc.
6.84% (3 mo. Term SOFR + 1.51%), 07/01/2026(c)	1,882,000	1,901,557
6.65% (SOFR + 1.28%), 02/24/2028(b)(c)	6,077,000	6,139,493
Commonwealth Bank of Australia (Australia), 5.90% (SOFR + 0.52%), 06/15/2026(b)(c)(d)	3,000,000	3,000,344
HSBC Holdings PLC (United Kingdom)
6.81% (SOFR + 1.43%), 03/10/2026(b)(c)	4,500,000	4,529,453
6.99% (3 mo. Term SOFR + 1.64%), 09/12/2026(c)	5,000,000	5,058,185
6.94% (SOFR + 1.57%), 08/14/2027(c)	2,500,000	2,540,209
HSBC USA, Inc., 6.33% (SOFR + 0.96%), 03/04/2027(c)	5,000,000	5,036,798

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Diversified Banks-(continued)
ING Groep N.V. (Netherlands)
7.02% (SOFR + 1.64%), 03/28/2026(c)	$3,500,000	$3,524,969
6.39% (SOFR + 1.01%), 04/01/2027(c)	4,214,000	4,226,530
6.94% (SOFR + 1.56%), 09/11/2027(c)	6,500,000	6,597,833
JPMorgan Chase & Co.
5.98% (SOFR + 0.60%), 12/10/2025(b)(c)	3,000,000	3,011,028
6.71% (SOFR + 1.32%), 04/26/2026(c)	2,400,000	2,416,285
6.59% (SOFR + 1.20%), 01/23/2028(b)(c)	1,667,000	1,686,616
6.55% (SOFR + 1.18%), 02/24/2028(b)(c)	3,500,000	3,542,440
6.31% (SOFR + 0.92%), 04/22/2028(c)	7,500,000	7,533,152
6.32% (SOFR + 0.93%), 07/22/2028(c)	5,000,000	5,009,749
KeyCorp, 6.62% (SOFR + 1.25%), 05/23/2025(c)	5,000,000	5,005,260
Lloyds Banking Group PLC (United Kingdom)
6.92% (SOFR + 1.56%), 08/07/2027(b)(c)	3,158,000	3,205,448
6.96% (SOFR + 1.58%), 01/05/2028(c)	4,500,000	4,562,958
Macquarie Bank Ltd. (Australia), 6.58% (SOFR + 1.20%), 12/07/2026(c)(d)	4,000,000	4,045,828
Morgan Stanley Bank N.A.
6.55% (SOFR + 1.17%), 10/30/2026(c)	4,000,000	4,046,598
6.24% (SOFR + 0.87%), 05/26/2028(c)	3,000,000	3,004,991
6.32% (SOFR + 0.94%), 07/14/2028(b)(c)	5,000,000	5,013,497
National Australia Bank Ltd. (Australia),
6.00% (SOFR + 0.62%), 06/11/2027(c)(d)	4,000,000	4,003,634
Royal Bank of Canada (Canada)
6.47% (SOFR + 1.08%), 07/20/2026(b)(c)	5,500,000	5,550,832
6.34% (SOFR + 0.95%), 01/19/2027(c)	2,917,000	2,939,786
Societe Generale S.A. (France)
6.44% (SOFR + 1.05%), 01/21/2026(c)(d)	4,500,000	4,506,502
7.05% (SOFR + 1.66%), 01/19/2028(b)(c)(d)	5,000,000	5,049,772
Standard Chartered PLC (United Kingdom)
7.12% (SOFR + 1.74%), 03/30/2026(c)(d)	3,108,000	3,128,607
7.31% (SOFR + 1.93%), 07/06/2027(c)(d)	6,500,000	6,625,580
7.40% (SOFR + 2.03%), 02/08/2028(b)(c)(d)	4,000,000	4,096,054
6.54% (SOFR + 1.17%), 05/14/2028(c)(d)	4,000,000	4,010,695

	Principal Amount	Value
Diversified Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.81% (SOFR + 1.43%), 01/13/2026(b)(c)	$2,000,000	$2,027,824
Svenska Handelsbanken AB (Sweden)
6.63% (SOFR + 1.25%), 06/15/2026(c)(d)	1,275,000	1,292,931
6.03% (SOFR + 0.66%), 05/28/2027(b)(c)(d)	5,000,000	5,010,490
Toronto-Dominion Bank (The) (Canada), 6.47% (SOFR + 1.08%), 07/17/2026(c)	1,839,000	1,857,789
USB Realty Corp., 6.71% (3 mo. Term SOFR + 1.41%)(c)(d)(e)	1,100,000	856,585
Wells Fargo & Co.
6.71% (SOFR + 1.32%), 04/25/2026(b)(c)	2,000,000	2,016,840
6.46% (SOFR + 1.07%), 04/22/2028(b)(c)	7,000,000	7,042,752
Wells Fargo Bank N.A., 6.45% (SOFR + 1.07%), 12/11/2026(c)	3,000,000	3,036,943

		211,373,140

Diversified Capital Markets-0.38%
Deutsche Bank AG (Germany), 6.59% (SOFR + 1.22%), 11/16/2027(c)	4,050,000	4,042,628

Diversified Metals & Mining-0.56%
Glencore Funding LLC (Australia), 6.44% (SOFR + 1.06%), 04/04/2027(b)(c)(d)	6,023,000	6,037,013

Electric Utilities-1.30%
National Rural Utilities Cooperative Finance Corp., 6.19% (SOFR + 0.80%), 02/05/2027(b)(c)	5,000,000	5,021,293
NextEra Energy Capital Holdings, Inc., 6.15% (SOFR + 0.76%), 01/29/2026(b)(c)	6,273,000	6,300,126
Pinnacle West Capital Corp., 6.20% (SOFR + 0.82%), 06/10/2026(c)	2,676,000	2,676,371

		13,997,790

Integrated Telecommunication Services-0.10%
Verizon Communications, Inc., 6.17% (SOFR + 0.79%), 03/20/2026(c)	1,116,000	1,128,559

Investment Banking & Brokerage-2.70%
Charles Schwab Corp. (The)
5.89% (SOFR + 0.52%), 05/13/2026(c)	6,608,000	6,609,864
6.42% (SOFR + 1.05%), 03/03/2027(c)	4,000,000	4,027,938
Goldman Sachs Group, Inc. (The)
6.19% (SOFR + 0.81%), 03/09/2027(c)	2,460,000	2,461,168
6.20% (SOFR + 0.82%), 09/10/2027(b)(c)	3,500,000	3,504,257
7.28% (3 mo. Term SOFR + 2.01%), 10/28/2027(c)	1,220,000	1,253,914
7.23% (SOFR + 1.85%), 03/15/2028(b)(c)	3,500,000	3,580,178
Morgan Stanley, 6.40% (SOFR + 1.02%), 04/13/2028(c)	7,500,000	7,525,191

		28,962,510

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Life & Health Insurance-4.97%
Athene Global Funding
6.10% (SOFR + 0.72%), 01/07/2025(c)(d)	$3,500,000	$3,504,354
6.21% (SOFR + 0.85%), 05/08/2026(c)(d)	6,000,000	6,008,597
6.59% (SOFR + 1.21%), 03/25/2027(c)(d)	5,000,000	5,027,717
Corebridge Global Funding, 6.68% (SOFR + 1.30%), 09/25/2026(b)(c)(d)	4,120,000	4,156,794
GA Global Funding Trust
5.88% (SOFR + 0.50%), 09/13/2024(c)(d)	4,000,000	4,000,743
6.74% (SOFR + 1.36%), 04/11/2025(c)(d)	5,820,000	5,853,508
MassMutual Global Funding II, 6.12% (SOFR + 0.74%), 04/09/2027(c)(d)	2,500,000	2,504,795
New York Life Global Funding, 5.86% (SOFR + 0.48%), 06/09/2026(c)(d)	4,000,000	4,009,615
Pacific Life Global Funding II
5.99% (SOFR + 0.62%), 06/04/2026(c)(d)	4,222,000	4,228,133
6.44% (SOFR + 1.05%), 07/28/2026(c)(d)	2,040,000	2,059,652
6.24% (SOFR + 0.85%), 02/05/2027(c)(d)	6,500,000	6,522,098
Protective Life Global Funding
6.36% (SOFR + 0.98%), 03/28/2025(b)(c)(d)	2,425,000	2,435,831
6.08% (SOFR + 0.70%), 04/10/2026(c)(d)	3,000,000	3,005,662

		53,317,499

Pharmaceuticals-0.10%
Bristol-Myers Squibb Co., 5.86% (SOFR + 0.49%), 02/20/2026(c)	1,047,000	1,051,183

Soft Drinks & Non-alcoholic Beverages-0.47%
Keurig Dr Pepper, Inc., 6.26% (SOFR + 0.88%), 03/15/2027(b)(c)	5,000,000	5,034,481

Total U.S. Dollar Denominated Bonds & Notes (Cost $405,754,629)		408,470,734

U.S. Treasury Securities-27.24%
U.S. Treasury Floating Rate Notes-27.24%
5.38% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%), 10/31/2025(c)	36,250,000	36,271,542
5.46% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%), 01/31/2026(c)	111,000,000	111,182,224
5.36% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%), 04/30/2026(c)	145,000,000	145,065,170

Total U.S. Treasury Securities (Cost $292,336,211)		292,518,936

Asset-Backed Securities-17.43%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(f)	28,073	27,785

	Principal Amount	Value
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 01/21/2031(d)	$3,500,000	$3,510,835
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-2A, Class C, 4.24%, 09/22/2025(d)	1,416,667	1,413,590
Series 2020-2A, Class C, 4.25%, 02/20/2027(d)	1,300,000	1,268,430
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class A, 6.48% (1 mo. Term SOFR + 1.15%), 01/15/2039(c)(d)	1,000,000	988,144
BBCMS Mortgage Trust, Series 2019- BWAY, Class B, 6.75% (1 mo. Term SOFR + 1.42%), 11/15/2034(c)(d)	3,250,000	648,375
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 5.95%, 10/25/2033(f)	95,610	90,856
Series 2003-8, Class 4A1, 6.21%, 01/25/2034(f)	106,157	104,558
BIG Commercial Mortgage Trust, Series 2022, Class A, 6.67% (1 mo. Term SOFR + 1.34%), 02/15/2039(c)(d)	1,533,726	1,514,899
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, 6.37% (1 mo. Term SOFR + 1.04%), 10/15/2037(c)(d)	1,169,333	1,162,551
Series 2021-ACNT, Class B, 6.69% (1 mo. Term SOFR + 1.36%), 11/15/2038(c)(d)	3,772,716	3,724,786
Series 2021-VINO, Class B, 6.30% (1 mo. Term SOFR + 0.97%), 05/15/2038(c)(d)	1,694,234	1,670,472
Series 2021-VOLT, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 09/15/2036(c)(d)	700,000	690,461
Series 2021-VOLT, Class B, 6.39% (1 mo. Term SOFR + 1.06%), 09/15/2036(c)(d)	3,252,772	3,198,907
Series 2021-VOLT, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 09/15/2036(c)(d)	3,000,000	2,939,518
Series 2021-VOLT, Class D, 7.09% (1 mo. Term SOFR + 1.76%), 09/15/2036(c)(d)	1,250,000	1,230,849
BX Trust
Series 2021-LGCY, Class B, 6.30% (1 mo. Term SOFR + 0.97%), 10/15/2036(c)(d)	3,630,000	3,543,172
Series 2022-IND, Class C, 7.62% (1 mo. Term SOFR + 2.29%), 04/15/2037(c)(d)	2,588,946	2,584,621
Series 2022-LBA6, Class B, 6.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(c)(d)	1,000,000	982,421
CCG Receivables Trust, Series 2023-2, Class A2, 6.28%, 04/14/2032(d)	3,000,000	3,037,807

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Chase Home Lending Mortgage Trust
Series 2024-6, Class A11, 6.60% (30 Day Average SOFR + 1.25%), 05/25/2055(c)(d)	$4,895,284	$4,877,918
Series 2024-7, Class A11, 6.64% (30 Day Average SOFR + 1.30%), 06/25/2055(c)(d)	5,125,000	5,134,571
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11, 6.70% (30 Day Average SOFR + 1.35%), 07/25/2054(c)(d)	5,000,000	5,009,339
Cold Storage Trust, Series 2020-ICE5, Class A, 6.34% (1 mo. Term SOFR + 1.01%), 11/15/2037(c)(d)	2,457,476	2,450,749
COMM Mortgage Trust, Series 2019- 521F, Class C, 6.78% (1 mo. Term SOFR + 1.45%), 06/15/2034(c)(d)	4,000,000	3,329,592
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 6.11% (1 mo. Term SOFR + 0.76%), 09/25/2042(c)(d)	170,395	168,029
Series 2018-AGS, Class A2, 5.96% (1 mo. Term SOFR + 0.61%), 02/25/2044(c)(d)	246,707	242,631
Series 2018-CGS, Class A2, 6.26% (1 mo. Term SOFR + 0.91%), 02/25/2046(c)(d)	695,546	685,125
CPS Auto Receivables Trust, Series 2023-D, Class C, 7.17%, 01/15/2030(d)	4,000,000	4,113,687
DBCG Mortgage Trust, Series 2017-BBG, Class C, 8.50% (Prime Rate + 0.00%), 06/15/2034(c)(d)	3,750,000	3,750,080
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 6.26% (30 Day Average SOFR + 0.91%), 10/25/2056(c)(d)	256,295	254,411
Extended Stay America Trust, Series 2021-ESH, Class B, 6.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(c)(d)	4,532,083	4,510,928
Ford Credit Auto Lease Trust, Series 2024-B, Class B, 5.18%, 02/15/2028	5,000,000	5,023,522
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 6.59% (30 Day Average SOFR + 1.25%), 05/15/2028(c)(d)	2,500,000	2,532,257
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.49% (30 Day Average SOFR + 1.15%), 06/15/2028(c)(d)	4,000,000	4,043,490
GS Mortgage Securities Corp. Trust
Series 2018-TWR, Class A, 6.53% (1 mo. Term SOFR + 1.20%), 07/15/2031(c)(d)	3,000,000	2,481,300
Series 2021-ROSS, Class A, 6.74% (1 mo. Term SOFR + 1.41%), 05/15/2026(c)(d)	2,500,000	2,329,957

	Principal Amount	Value
Hertz Vehicle Financing LLC
Series 2021-1A, Class B, 1.56%, 12/26/2025(d)	$4,041,667	$3,995,281
Series 2021-1A, Class C, 2.05%, 12/26/2025(d)	3,333,333	3,294,943
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.87% (1 mo. Term SOFR + 1.54%), 05/15/2037(c)(d)	3,500,000	3,492,802
Home Equity Asset Trust, Series 2004-5, Class M2, 6.41% (1 mo. Term SOFR + 1.06%), 11/25/2034(c)	98,251	98,101
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 07/21/2031(d)	1,500,000	1,537,436
Invitation Homes Trust, Series 2018- SFR4, Class C, 6.84% (1 mo. Term SOFR + 1.51%), 01/17/2038(c)(d)	2,999,862	3,003,401
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 6.84% (1 mo. Term SOFR + 1.51%), 06/15/2035(c)(d)	2,385,000	2,004,739
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 6.36% (1 mo. Term SOFR + 1.01%), 12/25/2049(c)(d)	55,582	53,426
Series 2019-INV2, Class A1, 6.36% (1 mo. Term SOFR + 1.01%), 02/25/2050(c)(d)	174,083	166,749
Series 2019-INV3, Class A11, 6.00% (1 mo. Term SOFR + 1.11%), 05/25/2050(c)(d)	78,161	74,807
Series 2019-LTV3, Class A1, 6.31% (1 mo. Term SOFR + 0.96%), 03/25/2050(c)(d)	23,138	22,971
Series 2020-8, Class A11, 6.24% (30 Day Average SOFR + 0.90%), 03/25/2051(c)(d)	195,758	184,639
Series 2020-LTV1, Class A11, 6.00% (1 mo. Term SOFR + 1.11%), 06/25/2050(c)(d)	8,087	8,030
Series 2021-1, Class A11, 5.99% (30 Day Average SOFR + 0.65%), 06/25/2051(c)(d)	594,917	549,502
Series 2024-5, Class A11, 6.60% (30 Day Average SOFR + 1.25%), 11/25/2054(c)(d)	5,954,263	5,933,354
Life Mortgage Trust, Series 2021-BMR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 03/15/2038(c)(d)	3,440,396	3,391,095
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 5.00% (30 Day Average SOFR + 0.95%), 08/25/2051(c)(d)	2,851,465	2,648,715
Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 05/20/2036(d)	2,185,705	2,209,162
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 6.10% (1 mo. Term SOFR + 0.75%), 10/25/2028(c)	38,710	36,323
Series 2005-A2, Class A5, 5.52%, 02/25/2035(f)	40,136	38,320

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.54% (1 mo. Term SOFR + 1.22%), 04/15/2038(c)(d)	$2,936,068	$2,907,044
MHP, Series 2021-STOR, Class C, 6.49% (1 mo. Term SOFR + 1.16%), 07/15/2038(c)(d)	4,353,000	4,283,682
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 6.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(c)(d)	2,500,000	2,460,019
MSC Trust, Series 2021-ILP, Class A, 6.22% (1 mo. Term SOFR + 0.89%), 11/15/2036(c)(d)	3,712,723	3,664,655
Navient Student Loan Trust, Series 2021- 2A, Class A1B, 6.01% (30 Day Average SOFR + 0.66%), 02/25/2070(c)(d)	1,126,785	1,114,581
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B, 5.79%, 04/25/2029(d)	2,080,000	2,098,206
Series 2024-1, Class C, 6.13%, 04/25/2029(d)	850,000	857,386
Nelnet Student Loan Trust
Series 2020-5A, Class A, 6.34% (1 mo. Term SOFR + 0.99%), 10/25/2068(c)(d)	3,678,773	3,677,496
Series 2021-A, Class A2, 6.49% (1 mo. Term SOFR + 1.14%), 04/20/2062(c)(d)	2,680,000	2,665,157
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 6.24% (30 Day Average SOFR + 0.90%), 03/15/2029(c)(d)	4,000,000	4,022,450
OBX Trust
Series 2018-EXP1, Class 2A1, 6.31% (1 mo. Term SOFR + 0.96%), 04/25/2048(c)(d)	21,016	21,080
Series 2018-EXP2, Class 2A2, 6.41% (1 mo. Term SOFR + 1.06%), 07/25/2058(c)(d)	149,318	148,111
Series 2019-EXP1, Class 2A1B, 6.41% (1 mo. Term SOFR + 1.06%), 01/25/2059(c)(d)	818,969	821,828
Series 2019-EXP1, Class 2A2, 6.49% (1 mo. Term SOFR + 1.26%), 01/25/2059(c)(d)	81,897	82,642
Series 2019-EXP2, Class 2A2, 6.66% (1 mo. Term SOFR + 1.31%), 06/25/2059(c)(d)	183,104	180,960
Series 2019-INV2, Class A11, 6.41% (1 mo. Term SOFR + 1.06%), 05/27/2049(c)(d)	2,893,055	2,792,669
Series 2020-EXP1, Class 2A2, 6.41% (1 mo. Term SOFR + 1.06%), 02/25/2060(c)(d)	249,275	238,988
Series 2020-EXP3, Class 2A2, 5.39% (1 mo. Term SOFR + 1.31%), 01/25/2060(c)(d)	306,580	308,172

	Principal Amount	Value
Series 2020-INV1, Class A11, 6.00% (1 mo. Term SOFR + 1.01%), 12/25/2049(c)(d)	$182,230	$172,060
Series 2024-NQM5, Class A1, 5.99%, 12/01/2064(d)(g)	940,005	947,834
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, 6.84% (30 Day Average SOFR + 1.50%), 09/15/2036(c)(d)	4,000,000	4,063,323
RLGH Trust, Series 2021-TROT, Class B, 6.61% (1 mo. Term SOFR + 1.28%), 04/15/2036(c)(d)	3,000,000	2,965,651
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 6.44% (1 mo. Term SOFR + 1.11%), 06/15/2037(c)(d)	1,466,363	1,470,600
Series 2020-A, Class A2B, 6.27% (1 mo. Term SOFR + 0.94%), 09/15/2037(c)(d)	927,692	925,233
Series 2021-A, Class A2A2, 6.17% (1 mo. Term SOFR + 0.84%), 01/15/2053(c)(d)	2,778,040	2,763,596
Series 2022-B, Class A1B, 6.79% (30 Day Average SOFR + 1.45%), 02/16/2055(c)(d)	2,045,167	2,059,022
Series 2022-C, Class A1B, 7.19% (30 Day Average SOFR + 1.85%), 05/16/2050(c)(d)	2,022,319	2,062,788
Series 2023-C, Class A1B, 6.89% (30 Day Average SOFR + 1.55%), 11/15/2052(c)(d)	1,704,619	1,726,798
Series 2024-D, Class A1B, 6.59% (30 Day Average SOFR + 1.10%), 07/05/2053(c)(d)	4,000,000	3,981,997
SMRT, Series 2022-MINI, Class B, 6.68% (1 mo. Term SOFR + 1.35%), 01/15/2039(c)(d)	4,655,000	4,587,523
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 07/20/2027(d)	3,500,000	3,530,023
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 4.52%, 06/25/2034(f)	41,207	37,510
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 7.00% (1 mo. Term SOFR + 1.66%), 01/15/2059(c)(d)	2,500,000	2,481,606
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028(d)	3,000,000	3,068,218

Total Asset-Backed Securities (Cost $190,711,371)		187,203,327

Agency Credit Risk Transfer Notes-12.60%
Fannie Mae Connecticut Avenue Securities
Series 2019-R01, Class 2M2, 7.91% (30 Day Average SOFR + 2.56%), 07/25/2031(c)(d)(h)	39,443	39,445
Series 2021-R03, Class 1M1, 6.20% (30 Day Average SOFR + 0.85%), 12/25/2041(c)(d)(h)	1,740,407	1,738,560

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Series 2022-R01, Class 1M1, 6.35% (30 Day Average SOFR + 1.00%), 12/25/2041(c)(d)(h)	$1,901,764	$1,902,162
Series 2022-R01, Class 1M2, 7.25% (30 Day Average SOFR + 1.90%), 12/25/2041(c)(d)(h)	4,994,000	5,064,182
Series 2022-R02, Class 2M1, 6.55% (30 Day Average SOFR + 1.20%), 01/25/2042(c)(d)(h)	1,557,510	1,559,736
Series 2022-R02, Class 2M2, 8.35% (30 Day Average SOFR + 3.00%), 01/25/2042(c)(d)(h)	4,000,000	4,121,650
Series 2022-R03, Class 1M1, 7.45% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(d)(h)	1,213,666	1,233,873
Series 2022-R04, Class 1M1, 7.35% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(d)(h)	1,660,641	1,687,464
Series 2022-R04, Class 1M2, 8.45% (30 Day Average SOFR + 3.10%), 03/25/2042(c)(d)(h)	3,400,000	3,538,145
Series 2022-R05, Class 2M1, 7.25% (30 Day Average SOFR + 1.90%), 04/25/2042(c)(d)(h)	1,678,494	1,694,602
Series 2022-R05, Class 2M2, 8.35% (30 Day Average SOFR + 3.00%), 04/25/2042(c)(d)(h)	1,750,000	1,814,918
Series 2022-R06, Class 1M1, 8.10% (30 Day Average SOFR + 2.75%), 05/25/2042(c)(d)(h)	993,741	1,022,864
Series 2022-R07, Class 1M1, 8.30% (30 Day Average SOFR + 2.95%), 06/25/2042(c)(d)(h)	2,550,530	2,636,704
Series 2022-R08, Class 1M1, 7.90% (30 Day Average SOFR + 2.55%), 07/25/2042(c)(d)(h)	2,269,177	2,342,077
Series 2023-R01, Class 1M1, 7.75% (30 Day Average SOFR + 2.40%), 12/25/2042(c)(d)(h)	4,375,381	4,514,736
Series 2023-R01, Class 1M2, 9.10% (30 Day Average SOFR + 3.75%), 12/25/2042(c)(d)(h)	1,225,000	1,315,040
Series 2023-R02, Class 1M1, 7.65% (30 Day Average SOFR + 2.30%), 01/25/2043(c)(d)(h)	957,022	983,633
Series 2023-R02, Class 1M2, 8.70% (30 Day Average SOFR + 3.35%), 01/25/2043(c)(d)(h)	700,000	741,637
Series 2023-R03, Class 2M1, 7.85% (30 Day Average SOFR + 2.50%), 04/25/2043(c)(d)(h)	3,698,766	3,776,847
Series 2023-R04, Class 1M1, 7.65% (30 Day Average SOFR + 2.30%), 05/25/2043(c)(d)(h)	3,619,387	3,716,701
Series 2023-R04, Class 1M2, 8.90% (30 Day Average SOFR + 3.55%), 05/25/2043(c)(d)(h)	4,000,000	4,293,100
Series 2023-R05, Class 1M1, 7.25% (30 Day Average SOFR + 1.90%), 06/25/2043(c)(d)(h)	1,229,481	1,248,092

	Principal Amount	Value
Series 2023-R05, Class 1M2, 8.45% (30 Day Average SOFR + 3.10%), 06/25/2043(c)(d)(h)	$1,100,000	$1,165,153
Series 2023-R06, Class 1M1, 7.05% (30 Day Average SOFR + 1.70%), 07/25/2043(c)(d)(h)	1,608,727	1,620,158
Series 2023-R06, Class 1M2, 8.05% (30 Day Average SOFR + 2.70%), 07/25/2043(c)(d)(h)	5,680,000	5,941,303
Series 2023-R07, Class 2M2, 8.60% (30 Day Average SOFR + 3.25%), 09/25/2043(c)(d)(h)	2,500,000	2,628,311
Series 2023-R08, Class 1M1, 6.85% (30 Day Average SOFR + 1.50%), 10/25/2043(c)(d)(h)	1,531,434	1,540,323
Series 2023-R08, Class 1M2, 7.85% (30 Day Average SOFR + 2.50%), 10/25/2043(c)(d)(h)	780,000	806,384
Series 2024-R04, Class 1M1, 6.45% (30 Day Average SOFR + 1.10%), 05/25/2044(c)(d)(h)	2,032,786	2,035,932
Freddie Mac
Series 2021-DNA3, Class M1, STACR® , 6.10% (30 Day Average SOFR + 0.75%), 10/25/2033(c)(d)(i)	28,789	28,781
Series 2021-DNA5, Class M2, STACR® , 7.00% (30 Day Average SOFR + 1.65%), 01/25/2034(c)(d)(i)	2,157,610	2,173,359
Series 2021-DNA6, Class M2, STACR® , 6.85% (30 Day Average SOFR + 1.50%), 10/25/2041(c)(d)(i)	5,571,181	5,605,872
Series 2021-HQA3, Class M1, STACR® , 6.20% (30 Day Average SOFR + 0.85%), 09/25/2041(c)(d)(i)	1,869,754	1,864,848
Series 2022-DNA2, Class M1A, STACR® , 6.65% (30 Day Average SOFR + 1.30%), 02/25/2042(c)(d)(i)	1,304,200	1,309,679
Series 2022-DNA2, Class M1B, STACR®, 7.75% (30 Day Average SOFR + 2.40%), 02/25/2042(c)(d)(i)	4,250,000	4,370,697
Series 2022-DNA3, Class M1A, STACR® , 7.35% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(d)(i)	2,210,074	2,242,156
Series 2022-DNA3, Class M1B, STACR® , 8.25% (30 Day Average SOFR + 2.90%), 04/25/2042(c)(d)(i)	4,730,000	4,928,811
Series 2022-DNA4, Class M1, STACR® , 8.70% (30 Day Average SOFR + 3.35%), 05/25/2042(c)(d)(i)	2,500,000	2,629,979
Series 2022-DNA4, Class M1A, STACR® , 7.55% (30 Day Average SOFR + 2.20%), 05/25/2042(c)(d)(i)	1,716,642	1,744,606
Series 2022-DNA5, Class M1A, STACR® , 8.30% (30 Day Average SOFR + 2.95%), 06/25/2042(c)(d)(i)	5,887,531	6,060,775
Series 2022-DNA6, Class M1, STACR® , 9.05% (30 Day Average SOFR + 3.70%), 09/25/2042(c)(d)(i)	2,750,000	2,931,349
Series 2022-HQA1, Class M1A, STACR® , 7.45% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(d)(i)	1,813,863	1,832,323

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Series 2022-HQA2, Class M1A, STACR® , 8.00% (30 Day Average SOFR + 2.65%), 07/25/2042(c)(d)(i)	$1,223,487	$1,257,671
Series 2022-HQA3, Class M1, STACR®, 7.65% (30 Day Average SOFR + 2.30%), 08/25/2042(c)(d)(i)	1,348,268	1,380,125
Series 2023-DNA1, Class M1, STACR® , 8.45% (30 Day Average SOFR + 3.10%), 03/25/2043(c)(d)(i)	2,775,000	2,928,545
Series 2023-DNA1, Class M1, STACR®, 7.45% (30 Day Average SOFR + 2.10%), 03/25/2043(c)(d)(i)	2,111,298	2,155,777
Series 2023-DNA2, Class M1, STACR® , 7.45% (30 Day Average SOFR + 2.10%), 04/25/2043(c)(d)(i)	2,189,523	2,238,407
Series 2023-HQA1, Class M1, STACR® , 7.35% (30 Day Average SOFR + 2.00%), 05/25/2043(c)(d)(i)	5,097,327	5,164,174
Series 2023-HQA2, Class M1, STACR® , 7.35% (30 Day Average SOFR + 2.00%), 06/25/2043(c)(d)(i)	1,354,199	1,365,077
Series 2023-HQA2, Class M1, STACR® , 8.70% (30 Day Average SOFR + 3.35%), 06/25/2043(c)(d)(i)	2,500,000	2,636,812
Series 2023-HQA3, Class M2, STACR® , 7.20% (30 Day Average SOFR + 1.85%), 11/25/2043(c)(d)(i)	1,058,420	1,072,123
Series 2023-HQA3, Class M2, STACR®, 8.70% (30 Day Average SOFR + 3.35%), 11/25/2043(c)(d)(i)	6,000,000	6,366,062
Series 2024-DNA2, Class M1, STACR® , 6.55% (30 Day Average SOFR + 1.20%), 05/25/2044(c)(d)(i)	4,258,892	4,269,090

Total Agency Credit Risk Transfer Notes (Cost $132,309,993)		135,280,830

U.S. Government Sponsored Agency Mortgage-Backed Securities-3.23%
Collateralized Mortgage Obligations-1.66%
Fannie Mae REMICs
5.76% (30 Day Average SOFR + 0.41%), 04/25/2035(c)	426,441	425,769
5.76%, (30 Day Average SOFR + 0.43%), 01/25/45 to 12/25/47(c)	623,888	607,720
5.96% (30 Day Average SOFR + 0.61%), 05/25/2046(c)	199,466	196,682
5.74% (30 Day Average SOFR + 0.41%), 09/25/2047(c)	498,137	489,943
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN2, Class M1, 7.15% (30 Day Average SOFR + 1.80%), 07/25/2041(c)(d)	3,306,194	3,133,052
Freddie Mac Multifamily Structured Pass Through Ctfs., Series KF65, Class A, 5.97% (30 Day Average SOFR + 0.63%), 07/25/2029(c)	1,460,666	1,464,414
Freddie Mac Multifamily Structured Pass-Through Ctfs. Series KF151, Class AS, 5.85% (30 Day Average SOFR + 0.51%), 12/25/2032(c)	826,243	827,054

	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series KF158, Class AS, 6.06% (30 Day Average SOFR + 0.72%), 07/25/2033(c)	$4,999,768	$5,026,267
Series KF35, Class A, 5.84% (30 Day Average SOFR + 0.50%), 10/25/2025(c)	823,081	821,717
Series KF81, Class AS, 5.74% (30 Day Average SOFR + 0.40%), 06/25/2027(c)	714,098	711,097
Series Q008, Class A, 5.84% (30 Day Average SOFR + 0.50%), 10/25/2045(c)	295,776	295,181
Freddie Mac REMICs
5.79% (30 Day Average SOFR + 0.46%), 09/15/2038(c)	451,931	456,414
5.89% (30 Day Average SOFR + 0.56%), 09/15/2040(c)	401,557	390,322
5.95% (30 Day Average SOFR + 0.61%), 06/15/2041(c)	135,119	133,757
5.76% (30 Day Average SOFR + 0.43%), 08/15/2043(c)	486,653	479,649
5.80% (30 Day Average SOFR + 0.46%), 01/15/2048(c)	2,386,809	2,331,352

		17,790,390

Federal Home Loan Mortgage Corp. (FHLMC)-0.96%
ARM, 6.33% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 06/01/2037(c)	184,498	187,459
ARM, 6.52% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.74%), 11/01/2038(c)	215,506	223,179
ARM, 6.41% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.73%), 03/01/2043(c)	197,345	203,607
ARM, 6.50% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.76%), 11/01/2047(c)	3,267,082	3,366,920
ARM, 3.99% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(c)	2,842,633	2,903,489
ARM, 6.43% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2049(c)	3,292,698	3,382,523

		10,267,177

Federal National Mortgage Association (FNMA)-0.33%
ARM, 6.02% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 02/01/2035(c)	42,866	43,225
ARM, 7.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.38%), 07/01/2035(c)	495,524	514,780
ARM, 7.31% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 07/01/2035(c)	27,885	28,197
ARM, 5.97% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 10/01/2036(c)	120,944	122,214
ARM, 6.50% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.75%), 03/01/2037(c)	134,085	135,377

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2024

(Unaudited)

	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
ARM, 6.15% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.47%), 11/01/2037(c)	$67,107	$67,598
ARM, 3.72% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(c)	2,622,802	2,677,936

		3,589,327

Government National Mortgage Association (GNMA)-0.28%
ARM, 4.24% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 08/20/2049(c)	2,975,588	2,995,093

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $34,613,332)		34,641,987

Certificate of Deposit-0.37%
Diversified Banks-0.37%
Wells Fargo Bank N.A., 6.14% (SOFR + 0.60%), 08/14/2024(c) (Cost $4,000,000)	4,000,000	4,000,799

	Shares
Money Market Funds-0.48%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(j)(k) (Cost $5,134,748)	5,134,748	5,134,748

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.39% (Cost $1,064,860,284)		1,067,251,361

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.36%
Invesco Private Government Fund, 5.30%(j)(k)(l)	12,964,059	$12,964,059
Invesco Private Prime Fund, 5.48%(j)(k)(l)	33,853,038	33,863,194

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,827,216)		46,827,253

TOTAL INVESTMENTS IN SECURITIES-103.75% (Cost $1,111,687,500)		1,114,078,614
OTHER ASSETS LESS LIABILITIES-(3.75)%		(40,266,290)

NET ASSETS-100.00%		$1,073,812,324

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2024

(Unaudited)

Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
IBOR	-Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2024.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $474,551,135, which represented 44.19% of the Fund’s Net Assets.

(e)	Perpetual bond with no specified maturity date.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2024.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(i)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(j)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$3,549,222	$342,367,233	$(340,781,707)	$-	$-	$5,134,748	$406,664

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,111,416	73,332,499	(65,479,856)	-	-	12,964,059	284,465	*

Invesco Private Prime Fund	13,146,985	168,904,260	(148,185,986)	499	(2,564)	33,863,194	757,330	*

Total	$21,807,623	$584,603,992	$(554,447,549)	$499	$(2,564)	$51,962,001	$1,448,459

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings

July 31, 2024

(Unaudited)

NOTE 1—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2024, for each Fund (except for Invesco S&P 500® Downside Hedged ETF). As of July 31, 2024, all of the securities in Invesco S&P 500® Downside Hedged ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Invesco AAA CLO Floating Rate Note ETF

Investments in Securities

Asset-Backed Securities	$-	$148,660,598	$-	$148,660,598

Money Market Funds	3,324,930	-	-	3,324,930

Total Investments	$3,324,930	$148,660,598	$-	$151,985,528

Invesco Active U.S. Real Estate ETF

Investments in Securities

Common Stocks & Other Equity Interests	$64,414,050	$-	$-	$64,414,050

Money Market Funds	-	5,736,890	-	5,736,890

Total Investments	$64,414,050	$5,736,890	$-	$70,150,940

Invesco High Yield Bond Factor ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$51,996,150	$0	$51,996,150

U.S. Treasury Securities	-	78,595	-	78,595

Common Stocks & Other Equity Interests	-	1,247	-	1,247

Money Market Funds	724,158	9,661,686	-	10,385,844

Total Investments in Securities	724,158	61,737,678	0	62,461,836

Other Investments - Assets

Futures Contracts	79,268	-	-	79,268

Investments Matured	-	-	0	0

	79,268	-	0	79,268

Other Investments - Liabilities

Futures Contracts	(17,867)	-	-	(17,867)

Total Other Investments	61,401	-	-	61,401

Total Investments	$785,559	$61,737,678	$0	$62,523,237

	Level 1	Level 2	Level 3	Total

Invesco High Yield Select ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$9,462,217	$-	$9,462,217

Exchange-Traded Funds	304,500	-	-	304,500

Non-U.S. Dollar Denominated Bonds & Notes	-	204,378	-	204,378

Money Market Funds	24,766	470,354	-	495,120

Total Investments in Securities	329,266	10,136,949	-	10,466,215

Other Investments - Liabilities

Forward Foreign Currency Contracts	-	(128)	-	(128)

Total Investments	$329,266	$10,136,821	$-	$10,466,087

Invesco MSCI EAFE Income Advantage ETF

Investments in Securities

Common Stocks & Other Equity Interests	$63,785,473	$-	$-	$63,785,473

Equity Linked Notes	-	2,903,666	-	2,903,666

Money Market Funds	12,391,685	-	-	12,391,685

Total Investments	$76,177,158	$2,903,666	$-	$79,080,824

Invesco QQQ Income Advantage ETF

Investments in Securities

Common Stocks & Other Equity Interests	$54,159,404	$-	$-	$54,159,404

Equity Linked Notes	-	3,218,729	-	3,218,729

Money Market Funds	14,329,407	-	-	14,329,407

Total Investments	$68,488,811	$3,218,729	$-	$71,707,540

Invesco S&P 500 Equal Weight Income Advantage ETF

Investments in Securities

Common Stocks & Other Equity Interests	$123,459,727	$-	$-	$123,459,727

Equity Linked Notes	-	6,401,661	-	6,401,661

Money Market Funds	32,925,068	-	-	32,925,068

Total Investments	$156,384,795	$6,401,661	$-	$162,786,456

Invesco Short Duration Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$7,848,502	$-	$7,848,502

Asset-Backed Securities	-	778,914	-	778,914

U.S. Treasury Securities	-	155,451	-	155,451

Preferred Stocks	29,491	50,033	-	79,524

Agency Credit Risk Transfer Notes	-	63,799	-	63,799

Money Market Funds	927,481	421,083	-	1,348,564

Total Investments in Securities	956,972	9,317,782	-	10,274,754

Other Investments - Assets*

Futures Contracts	26,748	-	-	26,748

Other Investments - Liabilities*

Futures Contracts	(2,033)	-	-	(2,033)

Total Other Investments	24,715	-	-	24,715

Total Investments	$981,687	$9,317,782	$-	$10,299,469

	Level 1	Level 2	Level 3	Total

Invesco Total Return Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$696,783,635	$2,778,414	$699,562,049

U.S. Government Sponsored Agency Mortgage-Backed Securities	-	366,613,087	-	366,613,087

U.S. Treasury Securities	-	316,811,635	-	316,811,635

Asset-Backed Securities	-	254,330,107	2,987,644	257,317,751

Preferred Stocks	5,397,660	1,451,784	-	6,849,444

Agency Credit Risk Transfer Notes	-	5,474,664	-	5,474,664

U.S. Government Sponsored Agency Securities	-	2,404,376	-	2,404,376

Municipal Obligations	-	2,164,213	-	2,164,213

Non-U.S. Dollar Denominated Bonds & Notes	-	519,541	-	519,541

Exchange-Traded Funds	480,672	-	-	480,672

Common Stocks & Other Equity Interests	-	-	0	0

Options Purchased	825,695	-	-	825,695

Money Market Funds	-	153,376,052	-	153,376,052

Total Investments in Securities	6,704,027	1,799,929,094	5,766,058	1,812,399,179

Other Investments - Assets*

Futures Contracts	4,516,646	-	-	4,516,646

Investments Matured	-	17,000	-	17,000

	4,516,646	17,000	-	4,533,646

Other Investments - Liabilities*

Futures Contracts	(4,004,384)	-	-	(4,004,384)

Total Other Investments	512,262	17,000	-	529,262

Total Investments	$7,216,289	$1,799,946,094	$5,766,058	$1,812,928,441

Invesco Ultra Short Duration ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,288,080,988	$-	$1,288,080,988

Commercial Paper	-	474,869,056	-	474,869,056

Asset-Backed Securities	-	322,027,076	-	322,027,076

Certificates of Deposit	-	39,059,683	-	39,059,683

Repurchase Agreements	-	30,000,000	-	30,000,000

U.S. Treasury Securities	-	19,937,891	-	19,937,891

Exchange-Traded Funds	3,057,705	-	-	3,057,705

Variable Rate Senior Loan Interests	-	1,262,999	-	1,262,999

Money Market Funds	-	18,833,201	-	18,833,201

Total Investments	$3,057,705	$2,194,070,894	$-	$2,197,128,599

Invesco Variable Rate Investment Grade ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$408,470,734	$-	$408,470,734

U.S. Treasury Securities	-	292,518,936	-	292,518,936

Asset-Backed Securities	-	187,203,327	-	187,203,327

Agency Credit Risk Transfer Notes	-	135,280,830	-	135,280,830

U.S. Government Sponsored Agency Mortgage-Backed Securities	-	34,641,987	-	34,641,987

Certificate of Deposit	-	4,000,799	-	4,000,799

Money Market Funds	5,134,748	46,827,253	-	51,962,001

Total Investments	$5,134,748	$1,108,943,866	$-	$1,114,078,614

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.